UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2546

Fidelity Commonwealth Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	November 30, 2007

Item 1. Reports to Stockholders

Fidelity®

100 Index

Fund

Annual Report

November 30, 2007

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of the fund's investments.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Geode is a registered trademark of Geode Capital Management, LLC.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Many stock and bond markets around the world have been unsettled of late; however, volatility can often lead to opportunity for patient investors. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average annual total returns take Fidelity 100 Index Fund's cumulative total return and show you what would have happened if 100 Index Fund shares had performed at a constant rate each year. These numbers will be reported once the fund is a year old.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® 100 Index Fund on March 29, 2007, when the fund started. The chart shows how the value of your investment would have changed, and also show how the Standard & Poor's 100SM Index
(S&P 100®) performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Comments from Jeffrey Adams, who oversees Fidelity® 100 Index Fund's investment management team as Head of Indexing for Geode Capital Management, LLC

Credit- and recession-related concerns carved deeply into the stock market's gains late in the 12-month period ending November 30, 2007. In fact, the entire second half of the period was negative for many equity benchmarks, as the credit crunch - precipitated by the housing market slowdown and the subprime mortgage crisis - weighed heavily on investor sentiment, as did sharply higher prices for oil and gasoline. The Federal Reserve Board did its part to address the market's struggles, first in August by lowering its discount rate to inject liquidity into the financial system, then in September and October with two cuts in the federal funds target rate. Stocks responded well to these moves for a time, before plunging again in November. For the 12 months overall, the Dow Jones Industrial AverageSM rose 11.92%, the Standard & Poor's 500SM Index gained 7.72% and the NASDAQ Composite® Index returned 10.16%. The small-cap Russell 2000® Index tumbled, however, falling 1.17%.

From its inception on March 29, 2007, through November 30, 2007, the fund gained 7.90%, compared with 7.89% for the fund's benchmark, the Standard & Poor's 100SM Index. Information technology was the market's top-performing sector during the eight-month period, while energy stocks also performed very well. Financials - which as a group were hurt by the subprime mortgage crisis - did the worst overall, followed by stocks in the consumer discretionary sector. Diversified energy giant Exxon Mobil - the largest position in the index during the period - had the greatest contribution to performance, benefiting from sharply rising oil prices. In technology, Internet search leader Google and computer and consumer products company Apple both rose in line with their extremely strong earnings, while software company Microsoft and semiconductor manufacturer Intel also performed well. All of the fund's weakest performers were financial companies, including Citigroup, American International Group, Wachovia and Merrill Lynch. Each of the four disclosed substantial subprime-related losses during the period. Cable television provider Comcast also detracted, hurt by increased competition and slowing subscriber growth.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2007 to November 30, 2007).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. An annual index fund fee of $10 that is charged once a year may apply for certain accounts with a value of less than $10,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. An annual index fund fee of $10 that is charged once a year may apply for certain accounts with a value of less than $10,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annual Report

Shareholder Expense Example - continued

	Beginning Account Value June 1, 2007	Ending Account Value November 30, 2007	Expenses Paid During Period* June 1, 2007 to November 30, 2007
Actual	$ 1,000.00	$ 995.40	$ 1.00
Hypothetical (5% return per year before expenses)	$ 1,000.00	$ 1,024.07	$ 1.01

* Expenses are equal to the Fund's annualized expense ratio of .20%; multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Annual Report

Investment Changes

Top Ten Stocks as of November 30, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Exxon Mobil Corp.	6.3	5.9
General Electric Co.	5.0	4.9
Microsoft Corp.	3.5	3.3
AT&T, Inc.	3.0	3.2
Procter & Gamble Co.	3.0	2.5
Bank of America Corp.	2.6	2.8
Johnson & Johnson	2.5	2.3
Chevron Corp.	2.4	2.2
Cisco Systems, Inc.	2.2	2.0
Citigroup, Inc.	2.1	3.3
	32.6
Market Sectors as of November 30, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	18.3	16.4
Financials	18.0	21.0
Energy	13.0	12.0
Consumer Staples	12.9	11.6
Industrials	12.0	12.5
Health Care	10.7	10.4
Consumer Discretionary	5.7	6.7
Telecommunication Services	5.2	5.7
Materials	2.0	2.2
Utilities	1.8	1.7

Annual Report

Investments November 30, 2007

Showing Percentage of Net Assets

Common Stocks - 99.6%
	Shares	Value
CONSUMER DISCRETIONARY - 5.7%
Automobiles - 0.4%
Ford Motor Co. (a)	1,727,925	$ 12,976,717
General Motors Corp.	465,700	13,891,831
		26,868,548
Hotels, Restaurants & Leisure - 1.1%
Harrah's Entertainment, Inc.	154,093	13,570,971
McDonald's Corp.	980,807	57,347,785
		70,918,756
Media - 2.9%
CBS Corp. Class B	563,683	15,461,825
Clear Channel Communications, Inc.	409,788	14,711,389
Comcast Corp. Class A (a)	2,543,509	52,243,675
The Walt Disney Co.	1,597,342	52,951,887
Time Warner, Inc.	3,069,139	52,973,339
		188,342,115
Multiline Retail - 0.7%
Target Corp.	696,735	41,845,904
Specialty Retail - 0.6%
Home Depot, Inc.	1,389,660	39,688,690
TOTAL CONSUMER DISCRETIONARY		367,664,013
CONSUMER STAPLES - 12.9%
Beverages - 3.7%
Anheuser-Busch Companies, Inc.	616,878	32,521,808
PepsiCo, Inc.	1,329,761	102,630,954
The Coca-Cola Co.	1,637,460	101,686,266
		236,839,028
Food & Staples Retailing - 2.2%
CVS Caremark Corp.	1,218,757	48,859,968
Wal-Mart Stores, Inc.	1,975,362	94,619,840
		143,479,808
Food Products - 1.2%
Campbell Soup Co.	184,938	6,790,923
H.J. Heinz Co.	262,653	12,423,487
Kraft Foods, Inc. Class A	1,297,597	44,831,976
Sara Lee Corp.	596,273	10,035,275
		74,081,661
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Household Products - 3.5%
Colgate-Palmolive Co.	419,674	$ 33,607,494
Procter & Gamble Co.	2,568,314	190,055,236
		223,662,730
Personal Products - 0.2%
Avon Products, Inc.	356,062	14,616,345
Tobacco - 2.1%
Altria Group, Inc.	1,732,545	134,376,190
TOTAL CONSUMER STAPLES		827,055,762
ENERGY - 13.0%
Energy Equipment & Services - 2.2%
Baker Hughes, Inc.	262,989	21,110,127
Halliburton Co.	732,588	26,820,047
Schlumberger Ltd. (NY Shares)	981,043	91,678,468
		139,608,642
Oil, Gas & Consumable Fuels - 10.8%
Chevron Corp.	1,754,353	153,979,563
ConocoPhillips	1,339,141	107,184,846
El Paso Corp.	576,548	9,270,892
Exxon Mobil Corp.	4,564,462	406,967,429
Williams Companies, Inc.	493,980	17,146,046
		694,548,776
TOTAL ENERGY		834,157,418
FINANCIALS - 18.0%
Capital Markets - 3.7%
Bank of New York Mellon Corp.	936,428	44,911,087
Goldman Sachs Group, Inc.	333,847	75,663,084
Lehman Brothers Holdings, Inc.	436,828	27,358,538
Merrill Lynch & Co., Inc.	709,332	42,517,360
Morgan Stanley	866,223	45,667,277
		236,117,346
Commercial Banks - 3.4%
Regions Financial Corp.	579,318	15,311,375
U.S. Bancorp, Delaware	1,420,822	47,015,000
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Wachovia Corp.	1,566,144	$ 67,344,192
Wells Fargo & Co.	2,750,773	89,207,568
		218,878,135
Consumer Finance - 1.2%
American Express Co.	973,490	57,416,440
Capital One Financial Corp.	343,745	18,325,046
		75,741,486
Diversified Financial Services - 7.0%
Bank of America Corp.	3,651,854	168,460,025
Citigroup, Inc.	4,093,955	136,328,702
JPMorgan Chase & Co.	2,784,879	127,046,180
NYSE Euronext	217,264	18,815,062
		450,649,969
Insurance - 2.7%
Allstate Corp.	481,439	24,611,162
American International Group, Inc.	2,110,437	122,679,703
Hartford Financial Services Group, Inc.	261,448	24,921,223
		172,212,088
TOTAL FINANCIALS		1,153,599,024
HEALTH CARE - 10.7%
Biotechnology - 0.8%
Amgen, Inc. (a)	894,366	49,413,722
Health Care Equipment & Supplies - 1.5%
Baxter International, Inc.	530,599	31,766,962
Covidien Ltd.	409,166	16,411,648
Medtronic, Inc.	933,362	47,461,458
		95,640,068
Health Care Providers & Services - 0.2%
CIGNA Corp.	232,787	12,479,711
Pharmaceuticals - 8.2%
Abbott Laboratories	1,271,876	73,145,589
Bristol-Myers Squibb Co.	1,627,778	48,231,062
Johnson & Johnson	2,382,120	161,364,809
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Merck & Co., Inc.	1,791,105	$ 106,319,993
Pfizer, Inc.	5,700,868	135,452,624
		524,514,077
TOTAL HEALTH CARE		682,047,578
INDUSTRIALS - 12.0%
Aerospace & Defense - 3.2%
General Dynamics Corp.	333,890	29,642,754
Honeywell International, Inc.	615,914	34,873,051
Raytheon Co.	359,916	22,260,805
The Boeing Co.	644,979	59,686,357
United Technologies Corp.	816,219	61,028,695
		207,491,662
Air Freight & Logistics - 1.4%
FedEx Corp.	254,111	25,022,310
United Parcel Service, Inc. Class B	863,954	63,656,131
		88,678,441
Electrical Equipment - 0.1%
Rockwell Automation, Inc.	125,552	8,523,725
Industrial Conglomerates - 6.1%
3M Co.	589,098	49,048,299
General Electric Co.	8,432,397	322,876,481
Tyco International Ltd.	409,134	16,418,547
		388,343,327
Machinery - 0.6%
Caterpillar, Inc.	526,013	37,820,335
Road & Rail - 0.6%
Burlington Northern Santa Fe Corp.	247,229	20,648,566
Norfolk Southern Corp.	323,928	16,588,353
		37,236,919
TOTAL INDUSTRIALS		768,094,409
INFORMATION TECHNOLOGY - 18.3%
Communications Equipment - 2.2%
Cisco Systems, Inc. (a)	5,012,669	140,454,985
Computers & Peripherals - 6.8%
Apple, Inc. (a)	715,697	130,414,307
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
Dell, Inc. (a)	1,869,492	$ 45,877,334
EMC Corp. (a)	1,726,030	33,260,598
Hewlett-Packard Co.	2,121,692	108,545,763
International Business Machines Corp.	1,119,587	117,758,161
		435,856,163
Internet Software & Services - 2.1%
Google, Inc. Class A (sub. vtg.) (a)	190,093	131,734,449
Office Electronics - 0.2%
Xerox Corp.	770,189	13,000,790
Semiconductors & Semiconductor Equipment - 2.5%
Intel Corp.	4,806,201	125,345,722
Texas Instruments, Inc.	1,176,108	37,129,730
		162,475,452
Software - 4.5%
Microsoft Corp.	6,635,624	222,956,966
Oracle Corp. (a)	3,240,103	65,385,279
		288,342,245
TOTAL INFORMATION TECHNOLOGY		1,171,864,084
MATERIALS - 2.0%
Chemicals - 1.1%
Dow Chemical Co.	781,876	32,791,879
E.I. du Pont de Nemours & Co.	757,578	34,962,225
		67,754,104
Metals & Mining - 0.5%
Alcoa, Inc.	727,542	26,460,703
Allegheny Technologies, Inc.	84,123	8,223,023
		34,683,726
Paper & Forest Products - 0.4%
International Paper Co.	353,578	11,933,258
Weyerhaeuser Co.	177,647	13,000,207
		24,933,465
TOTAL MATERIALS		127,371,295
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - 5.2%
Diversified Telecommunication Services - 4.6%
AT&T, Inc.	5,019,331	$ 191,788,638
Verizon Communications, Inc.	2,388,732	103,217,110
		295,005,748
Wireless Telecommunication Services - 0.6%
Sprint Nextel Corp.	2,342,710	36,358,859
TOTAL TELECOMMUNICATION SERVICES		331,364,607
UTILITIES - 1.8%
Electric Utilities - 1.6%
American Electric Power Co., Inc.	328,538	15,661,406
Entergy Corp.	161,041	19,250,841
Exelon Corp.	554,831	44,980,149
Southern Co.	622,522	23,419,278
		103,311,674
Independent Power Producers & Energy Traders - 0.2%
AES Corp. (a)	550,252	12,023,006
TOTAL UTILITIES		115,334,680
TOTAL COMMON STOCKS (Cost $6,464,624,170)		6,378,552,870
Investment Companies - 0.3%

iShares S&P 100 Index Fund (Cost $16,319,871)	232,645	16,152,542
U.S. Treasury Obligations - 0.0%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 3.65% 12/27/07 (c) (Cost $1,196,742)	$ 1,200,000	1,197,120
Money Market Funds - 0.1%
	Shares	Value
Fidelity Cash Central Fund, 4.73% (b) (Cost $3,230,123)	3,230,123	$ 3,230,123
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $6,485,370,906)		6,399,132,655
NET OTHER ASSETS - 0.0%		1,629,858
NET ASSETS - 100%		$ 6,400,762,513
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
16 S&P 500 Index Contracts	Dec. 2007	$ 5,934,800	$ 4,233
The face value of futures purchased as a percentage of net assets - 0.1%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $1,197,120.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 819,066
Fidelity Securities Lending Cash Central Fund	1,022
Total	$ 820,088
Income Tax Information
At November 30, 2007, the fund had a capital loss carryforward of approximately $2,126,258, all of which will expire on November 30, 2015.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	November 30, 2007
Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $6,482,140,783)	$ 6,395,902,532
Fidelity Central Funds (cost $3,230,123)	3,230,123
Total Investments (cost $6,485,370,906)		$ 6,399,132,655
Receivable for fund shares sold		5,351,338
Dividends receivable		15,412,475
Distributions receivable from Fidelity Central Funds		64,600
Receivable for daily variation on futures contracts		55,727
Other receivables		111
Total assets		6,420,016,906

Liabilities
Payable for investments purchased	$ 18,214,921
Accrued management fee	1,039,472
Total liabilities		19,254,393

Net Assets		$ 6,400,762,513
Net Assets consist of:
Paid in capital		$ 6,438,950,298
Undistributed net investment income		51,516,164
Accumulated undistributed net realized gain (loss) on investments		(3,469,931)
Net unrealized appreciation (depreciation) on investments		(86,234,018)
Net Assets, for 593,384,605 shares outstanding		$ 6,400,762,513
Net Asset Value, offering price and redemption price per share ($6,400,762,513 ÷ 593,384,605 shares)		$ 10.79

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

Investment Income		For the period March 29, 2007 (commencement of operations) to November 30, 2007
Dividends		$ 55,132,431
Interest		35,285
Income from Fidelity Central Funds		820,088
Total income		55,987,804
Expenses
Management fee	$ 4,714,491
Independent trustees' compensation	6,549
Total expenses before reductions	4,721,040
Expense reductions	(249,400)	4,471,640
Net investment income (loss)		51,516,164
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(3,633,976)
Futures contracts	164,044
Total net realized gain (loss)		(3,469,932)
Change in net unrealized appreciation (depreciation) on: Investment securities	(86,238,251)
Futures contracts	4,233
Total change in net unrealized appreciation (depreciation)		(86,234,018)
Net gain (loss)		(89,703,950)
Net increase (decrease) in net assets resulting from operations		$ (38,187,786)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

For the period March 29, 2007 (commencement of operations) to November 30, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 51,516,164
Net realized gain (loss)	(3,469,932)
Change in net unrealized appreciation (depreciation)	(86,234,018)
Net increase (decrease) in net assets resulting from operations	(38,187,786)
Affiliated share transactions Contributions in-kind	4,756,907,059
Proceeds from sales of shares	1,813,136,208
Cost of shares redeemed	(131,092,968)
Net increase (decrease) in net assets resulting from share transactions	6,438,950,299
Total increase (decrease) in net assets	6,400,762,513

Net Assets
Beginning of period	-
End of period (including undistributed net investment income of $51,516,164	$ 6,400,762,513
Other Information Shares
Issued for in-kind contribution	435,614,200
Sold	169,724,959
Redeemed	(11,954,554)
Net increase (decrease)	593,384,605

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Period ended November 30, 2007 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.15
Net realized and unrealized gain (loss)	.64 G
Total from investment operations	.79
Net asset value, end of period	$ 10.79
Total Return B, C	7.90%
Ratios to Average Net Assets E, I
Expenses before reductions	.20% A
Expenses net of fee waivers, if any	.20%A
Expenses net of all reductions	.19%A
Net investment income (loss)	2.16%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,400,763
Portfolio turnover rateF	2%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

H For the period March 29, 2007 (commencement of operations) to November 30, 2007.

I Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended November 30, 2007

1. Organization.

Fidelity 100 Index Fund (the Fund) is a fund of Fidelity Commonwealth Trust (the trust) and is authorized to issue an unlimited number of shares. Shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as an investment manager. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by FMR and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each

Annual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date. Interest income and income distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. The Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

tax return. There are no unrecognized tax benefits in the accompanying financial statements in connection with the tax positions expected to be taken in the initial filing of the Fund's federal tax return.

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund will claim a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, capital loss carryforwards, losses deferred due to wash sales and excise tax regulations.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 280,200,806
Unrealized depreciation	(367,222,995)
Net unrealized appreciation (depreciation)	(87,022,189)
Undistributed ordinary income	51,007,849
Capital loss carryforward	(2,126,258)

Cost for federal income tax purposes	$ 6,486,154,844

New Accounting Pronouncement. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with

Annual Report

4. Operating Policies - continued

Repurchase Agreements - continued

institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Futures Contracts. The Fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Realized gains (losses) are recorded upon the expiration or closing of the futures contract. Securities deposited to meet margin requirements are identified in the Schedule of Investments. Futures contracts involve, to varying degrees, risk of loss in excess of any futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contract's terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, aggregated $1,784,471,842 and $56,800,884, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .20% of the Fund's average net assets.

Annual Report

6. Fees and Other Transactions with Affiliates - continued

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by FMR for providing these services.

Exchange-In-Kind. On July 25, 2007, certain investment companies managed by FMR or its affiliates purchased shares of the Fund by transferring cash and securities with a value, including accrued interest, of $4,756,907,059 for 435,614,200 shares (each then valued at $10.92 per share) of the Fund, as presented in the accompanying Statement of Changes in Net Assets. This is considered a non-taxable exchange for federal income tax purposes, with no gain or loss recognized by the Fund or its shareholders.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $1,022.

8. Expense Reductions.

Through arrangements with the Fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's management fee. During the period, these credits reduced the Fund's management fee by $249,400.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also

Annual Report

9. Other - continued

enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of all of the total outstanding shares of the Fund.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Commonwealth Trust and Shareholders of Fidelity 100 Index Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity 100 Index Fund (the Fund), a fund of Fidelity Commonwealth Trust, including the schedule of investments, as of November 30, 2007, and the related statement of operations, the statement of changes in net assets and the financial highlights for the period from March 29, 2007 (commencement of operations) to November 30, 2007. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of November 30, 2007, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity 100 Index Fund as of November 30, 2007, and the results of its operations, the changes in its net assets and its financial highlights for the period from March 29, 2007 (commencement of operations) to November 30, 2007, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

January 16, 2008

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 373 funds advised by FMR or an affiliate. Mr. Curvey oversees 368 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (77)

Year of Election or Appointment: 1974

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as President (2006-present), Chief Executive Officer, Chairman, and a Director of FMR LLC; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001-present) and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of Fidelity International Limited (FIL).

James C. Curvey (72)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) or Member of the

Advisory Board (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-

present). Mr. Curvey is also Vice Chairman (2006-present) and Director of FMR LLC. Mr. Curvey joined Fidelity in 1982 and served in numerous senior management positions, including President and Chief Operating Officer of FMR LLC (1997-2000) and President of Fidelity Strategic Investments (2000-2002). In addition, he serves as a member of the Board of Directors of Geerlings & Wade, Inc. (wine distribution).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR. FMR Corp. merged with FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (59)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003) and Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003). Mr. Dirks also serves as a Trustee and a member of the Finance Committee of Manhattan College (2005-present) and a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-present).

Albert R. Gamper, Jr. (65)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (1989-2002). He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2001-present), Chairman of the Board of Governors, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System.

George H. Heilmeier (71)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), and HRL Laboratories (private research and development, 2004-present). He is Chairman of the General Motors Science & Technology Advisory Board and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002), Compaq (1994-2002), Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing, 1995-2002), INET Technologies Inc. (telecommunications network surveillance, 2001-2004), and Teletech Holdings (customer management services). He is the recipient of the 2005 Kyoto Prize in Advanced Technology for his invention of the liquid crystal display, and a member of the Consumer Electronics Hall of Fame.

James H. Keyes (67)

Year of Election or Appointment: 2007

Prior to his retirement in 2003, Mr. Keyes was Chairman, President, and Chief Executive Officer of Johnson Controls, Inc. (automotive supplier, 1993-2003). He currently serves as a member of the boards of LSI Logic Corporation (semiconductor technologies), Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, 2002-present), and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions).

Marie L. Knowles (61)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare service, 2002-present). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (63)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees (2006-present). Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Sony Corporation (2006-present) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Board of Trustees of Fairfield University (2005-present), as well as a member of the Council on Foreign Relations.

Cornelia M. Small (63)

Year of Election or Appointment: 2005

Ms. Small is a member (2000-present) and Chairperson (2002-present) of the Investment Committee, and a member (2002-present) of the Board of Trustees of Smith College. Previously, she served as Chief
Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors of Scudder,
Stevens & Clark (1990-1997) and Scudder Kemper Investments (1997-1999). In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (68)

Year of Election or Appointment: 2002

Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000; 2002-2003), CEO (1995-2000; 2002-2004), and Chairman of the Executive Committee (2000-2004). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate, 2002-present), Tyco International, Inc. (multinational manufacturing and services, 2007-present), and a member of the Advisory Board for Metalmark Capital (private equity investment firm, 2005-present). He is a special advisor to Clayton, Dubilier & Rice, Inc., a private equity investment firm. He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (68)

Year of Election or Appointment: 2005

Mr. Wolfe is Chairman and a Director of Hershey Foods Corporation (2007-present), where prior to his retirement in 2001, he was Chairman and Chief Executive Officer. Mr. Wolfe currently serves as a member of the board of Revlon Inc. (2004-present). Previously, Mr. Wolfe served as a member of the boards of Adelphia Communications Corporation (2003-2006) and Bausch & Lomb, Inc. (1993-2007).

Advisory Board Members and Executive Officers**:

Correspondence intended for Mr. Mauriello, Mr. Thomas, Mr. Wiley, Mr. Lacy, and Mr. Arthur Johnson may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Arthur E. Johnson (60)

Year of Election or Appointment: 2008

Member of the Advisory Board of Fidelity Commonwealth Trust.
Mr. Johnson serves as Senior Vice President of Corporate Strategic
Development of Lockheed Martin Corporation (defense contractor). In addition, Mr. Johnson serves as a member of the Board of Directors of AGL Resources, Inc. (holding company, 2002-present), and IKON Office Solutions, Inc. (document management systems and services).

Alan J. Lacy (54)

Year of Election or Appointment: 2008

Member of the Advisory Board of Fidelity Commonwealth Trust.
Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (a private equity firm). Mr. Lacy also served as Vice Chairman and Chief Executive Officer of Sears Holdings Corporation and Sears, Roebuck and Co. (retail, 2005-2006; 2000-2005). In addition, Mr. Lacy serves as a member of the Board of Directors of The Western Union Company (global money transfer, 2006-present). Mr. Lacy is a Trustee of the National Parks Conservation Association and The Field Museum of Natural History.

Peter S. Lynch (63)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Commonwealth Trust. Mr. Lynch is Vice Chairman and a Director of FMR, and Vice Chairman (2001-present) and a Director of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). In addition, he serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund.

Joseph Mauriello (63)

Year of Election or Appointment: 2007

Member of the Advisory Board of Fidelity Commonwealth Trust. Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services firm, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Capital Ltd., (global insurance and re-insurance company, 2006-present) and of Arcadia Resources Inc., (health care services and products, 2007-present). He also served as a Director of the Hamilton Funds of the Bank of New York (2006-2007).

David M. Thomas (58)

Year of Election or Appointment: 2007

Member of the Advisory Board of Fidelity Commonwealth Trust. Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions). In addition, Mr. Thomas serves as a member of the Board of Directors of Fortune Brands, Inc. (consumer products holding company), and Interpublic Group of Companies, Inc. (marketing communication, 2004-present).

Michael E. Wiley (57)

Year of Election or Appointment: 2007

Member of the Advisory Board of Fidelity Commonwealth Trust. Mr. Wiley also serves as a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-present). He serves as a Director of Tesoro Corporation (independent oil refiner and marketer, 2005-present), and a Director of Bill Barrett Corporation (exploration and production company, 2005-present). In addition, he also serves as a Director of Post Oak Bank (privately-held bank, 2004-present). Previously, Mr. Wiley served as a Sr. Energy Advisor of Katzenbach Partners, LLC (consulting firm, 2006-2007), and as an Advisory Director of Riverstone Holdings (private investment firm), and Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services company, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production company, 2001-2005).

Kimberley H. Monasterio (43)

Year of Election or Appointment: 2007

President and Treasurer of Fidelity 100 Index Fund. Ms. Monasterio also serves as President and Treasurer of other Fidelity funds (2007-present) and is an employee of FMR (2004-present). Previously, Ms. Monasterio served as Deputy Treasurer of the Fidelity funds (2004-2006). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000-2004) and Chief Financial Officer (2002-2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton
Services, LLC (2000-2004).

Walter C. Donovan (45)

Year of Election or Appointment: 2007

Vice President of Fidelity 100 Index Fund. Mr. Donovan also serves as Vice President of Fidelity's Equity Funds (2007-present). Mr. Donovan also serves as Executive Vice President of FMR (2005-present) and FMR Co., Inc. (2005-present). Previously, Mr. Donovan served as Vice President of Fidelity's High Income Funds (2005-2007), Fixed-Income Funds (2005-2006), certain Asset Allocation Funds (2005-2006), certain Balanced Funds (2005-2006), and as Vice President and Director of
Fidelity's International Equity Trading group (1998-2005).

Eric D. Roiter (59)

Year of Election or Appointment: 1998

Secretary of Fidelity 100 Index Fund. He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001-present) and FMR; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001-present), Fidelity Research & Analysis Company (2001-present), and Fidelity Investments Money Management, Inc. (2001-present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003-present). Previously, Mr. Roiter served as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (1998-2005).

Scott C. Goebel (39)
Year of Election or Appointment: 2007 Assistant Secretary of Fidelity 100 Index Fund. Mr. Goebel also serves as Assistant Secretary of other Fidelity funds (2007-present), and is an employee of FMR.
R. Stephen Ganis (41)

Year of Election or Appointment: 2006

Anti-Money Laundering (AML) officer of Fidelity 100 Index Fund. Mr. Ganis also serves as AML officer of other Fidelity funds (2006-present) and FMR LLC (2003-present). Before joining Fidelity Investments, Mr. Ganis practiced law at Goodwin Procter, LLP (2000-2002).

Joseph B. Hollis (59)

Year of Election or Appointment: 2006

Chief Financial Officer of Fidelity 100 Index Fund. Mr. Hollis also serves as Chief Financial Officer of other Fidelity funds. Mr. Hollis is President of Fidelity Pricing and Cash Management Services (FPCMS) (2005-

present). Mr. Hollis also serves as President and Director of Fidelity

Service Company, Inc. (2006-present). Previously, Mr. Hollis served as Senior Vice President of Cash Management Services (1999-2002) and Investment Management Operations (2002-2005).

Kenneth A. Rathgeber (60)

Year of Election or Appointment: 2004

Chief Compliance Officer of Fidelity 100 Index Fund. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004-present) and Executive Vice President of Risk Oversight for Fidelity Investments (2002-present). He is Chief Compliance Officer of FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-present), Fidelity Research & Analysis Company (2005-present), Fidelity Investments Money Management, Inc. (2005-present), and Strategic Advisers, Inc. (2005-present). Previously, Mr. Rathgeber served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998-2002).

Bryan A. Mehrmann (46)

Year of Election or Appointment: 2005

Deputy Treasurer of Fidelity 100 Index Fund. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998-2004).

Kenneth B. Robins (38)

Year of Election or Appointment: 2005

Deputy Treasurer of Fidelity 100 Index Fund. Mr. Robins also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004) and a Senior Manager (1999-2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000-2002).

Robert G. Byrnes (40)

Year of Election or Appointment: 2005

Assistant Treasurer of Fidelity 100 Index Fund. Mr. Byrnes also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Byrnes served as Vice President of FPCMS (2003-2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000-2003).

Peter L. Lydecker (53)
Year of Election or Appointment: 2004 Assistant Treasurer of Fidelity 100 Index Fund. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.
Paul M. Murphy (60)

Year of Election or Appointment: 2007

Assistant Treasurer of Fidelity 100 Index Fund. Mr. Murphy also serves as Assistant Treasurer of other Fidelity funds (2007-present) and is an employee of FMR (2007-present). Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity Funds (2005-2006), Vice President and Associate General Counsel of FMR (2007), and Senior Vice President of Fidelity Pricing and Cash Management Services Group (FPCMS) (1994-2007).

Gary W. Ryan (49)

Year of Election or Appointment: 2005

Assistant Treasurer of Fidelity 100 Index Fund. Mr. Ryan also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Ryan served as Vice President of Fund Reporting in FPCMS (1999-2005).

** FMR Corp. merged with FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Geode Capital Management, LLC

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agent

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

HUN-ANN-0108
1.842443.100

Fidelity®

Nasdaq Composite® Index

Fund

Annual Report

November 30, 2007

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Nasdaq® and Nasdaq Composite® are trademarks of The Nasdaq Stock Market, Inc. (which with its Affiliates are the Corporations) and are licensed for use by Fidelity. The product has not been passed on by the Corporations as to its legality or suitability. The product is not issued, endorsed or sold by the Corporations. The Corporations make no warranties and bear no liability with respect to shares of the product.

Geode is a registered trademark of Geode Capital Mangement, LLC.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Many stock and bond markets around the world have been unsettled of late; however, volatility can often lead to opportunity for patient investors. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended November 30, 2007	Past 1 year	Life of fund A
Fidelity® Nasdaq Composite® Index Fund	10.05%	9.93%

A From September 25, 2003.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Nasdaq Composite® Index Fund on September 25, 2003, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the NASDAQ Composite Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Comments from Jeffrey Adams, who oversees the Fidelity® Nasdaq Composite® Index Fund's investment management team as Head of Indexing for Geode Capital Management, LLC

Credit - and recession-related concerns carved deeply into the stock market's gains late in the 12-month period ending November 30, 2007. In fact, the entire second half of the period was negative for many equity benchmarks, as the credit crunch - precipitated by the housing market slowdown and the subprime mortgage crisis - weighed heavily on investor sentiment, as did sharply higher prices for oil and gasoline. The Federal Reserve Board did its part to address the market's struggles, first in August by lowering its discount rate to inject liquidity into the financial system, then in September and October with two cuts in the federal funds target rate. Stocks responded well to these moves for a time, before plunging again in November. For the 12 months overall, the Dow Jones Industrial AverageSM rose 11.92%, the Standard & Poor's 500SM Index gained 7.72% and the NASDAQ Composite® Index returned 10.16%. The small-cap Russell 2000® Index tumbled, however, falling 1.17%.

For the 12 months ending November 30, 2007, the fund gained 10.05%, in line with the NASDAQ index. The technology sector, which made up just over half of the index on average and was by far its biggest weighting, enjoyed solid gains, with hardware/equipment stocks doing the best. Within this sector, Apple, a maker of computers and personal electronic devices, continued to consistently beat analysts' earnings estimates. Internet search leader Google saw healthy gains as well, rising on impressive earnings and anticipated plans to enter the mobile phone software market. Software giant Microsoft also added to performance. On the negative side, the financial sector did particularly poorly - especially banks, which were weighed down by concerns about subprime loans and the subsequent credit squeeze. One of the biggest individual detractors of the period - Amgen - belonged to the health care sector. This biotechnology company faced major difficulties during the past year - especially declining sales of Aranesp, an important and profitable drug for the company. Cable and media stock Comcast underperformed as well, struggling with intense competition from telephone and satellite television service providers. Sears Holdings, the nation's third-largest retailer, was another negative.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2007 to November 30, 2007).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. An annual index fund fee of $10 that is charged once a year may apply for certain accounts with a value of less than $10,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. An annual index fund fee of $10 that is charged once a year may apply for certain accounts with a value of less than $10,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Annual Report

Shareholder Expense Example - continued

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value June 1, 2007	Ending Account Value November 30, 2007	Expenses Paid During Period* June 1, 2007 to November 30, 2007
Actual	$ 1,000.00	$ 1,024.60	$ 1.78
Hypothetical (5% return per year before expenses)	$ 1,000.00	$ 1,023.31	$ 1.78

* Expenses are equal to the Fund's annualized expense ratio of .35%; multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Annual Report

Investment Changes

Top Ten Stocks as of November 30, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Microsoft Corp.	7.6	7.5
Cisco Systems, Inc.	4.1	4.0
Google, Inc. Class A (sub. vtg.)	3.9	2.9
Apple, Inc.	3.9	2.6
Intel Corp.	3.7	3.2
Oracle Corp.	2.5	2.5
QUALCOMM, Inc.	1.7	1.8
Research In Motion Ltd.	1.6	0.8
Amgen, Inc.	1.5	1.7
Dell, Inc.	1.4	1.5
	31.9
Market Sectors as of November 30, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	50.0	48.2
Health Care	12.9	13.3
Consumer Discretionary	11.8	13.2
Financials	8.7	10.7
Industrials	6.1	6.0
Consumer Staples	1.7	1.7
Energy	1.4	1.5
Telecommunication Services	1.4	1.7
Materials	1.1	1.3
Utilities	0.2	0.1
Asset Allocation (% of fund's net assets)

To match the NASDAQ Composite® Index, Fidelity Nasdaq Composite Index Fund seeks 100% investment exposure to stocks at all times.

Annual Report

Investments November 30, 2007

Showing Percentage of Net Assets

Common Stocks - 95.3%
	Shares	Value
CONSUMER DISCRETIONARY - 11.8%
Auto Components - 0.2%
Aftermarket Technology Corp. (a)	1,433	$ 40,009
Amerigon, Inc. (a)	1,196	21,863
Amerityre Corp. (a)	1,121	2,634
Ballard Power Systems, Inc. (a)	6,442	28,989
China Automotive Systems, Inc. (a)(d)	1,032	7,234
Dorman Products, Inc. (a)	807	11,306
Exide Technologies (a)	2,904	20,415
Fuel Systems Solutions, Inc. (a)	1,271	18,735
GenTek, Inc. (a)	691	20,730
Gentex Corp.	6,428	127,403
Hayes Lemmerz International, Inc. (a)	5,313	21,943
Noble International Ltd.	462	7,540
Quantum Fuel Systems Technologies Worldwide, Inc. (a)(d)	1,681	1,059
Shiloh Industries, Inc.	545	5,368
SORL Auto Parts, Inc. (a)	874	6,074
Spartan Motors, Inc.	1,387	13,842
Strattec Security Corp.	130	5,772
Wonder Auto Technology, Inc. (a)	1,356	12,638
		373,554
Automobiles - 0.0%
Nissan Motor Co. Ltd. sponsored ADR	2,471	56,586
Distributors - 0.1%
Aristotle Corp. (a)	920	11,132
Audiovox Corp. Class A (a)	723	9,233
Core-Mark Holding Co., Inc. (a)	492	13,200
DXP Enterprises, Inc. (a)	188	8,714
LKQ Corp. (a)	3,074	122,069
Source Interlink Companies, Inc. (a)	1,744	3,505
		167,853
Diversified Consumer Services - 0.7%
American Public Education, Inc.	799	33,798
Apollo Group, Inc. Class A (non-vtg.)(a)	7,923	606,268
Bright Horizons Family Solutions, Inc. (a)	1,223	46,217
Capella Education Co.	785	55,280
Career Education Corp. (a)	4,034	115,897
Coinstar, Inc. (a)	1,253	32,741
Collectors Universe, Inc.	648	9,072
Corinthian Colleges, Inc. (a)	4,017	70,137
Home Solutions America, Inc. (a)(d)	1,649	1,748
INVESTools, Inc. (a)	3,127	48,312
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Diversified Consumer Services - continued
Lincoln Educational Services Corp. (a)	1,134	$ 15,740
Matthews International Corp. Class A	1,558	68,770
Princeton Review, Inc. (a)	1,476	11,203
Steiner Leisure Ltd. (a)	790	33,733
Stewart Enterprises, Inc. Class A	5,477	44,911
Strayer Education, Inc.	638	115,389
		1,309,216
Hotels, Restaurants & Leisure - 1.6%
AFC Enterprises, Inc. (a)	1,210	13,201
Ambassadors Group, Inc.	1,175	21,550
Ambassadors International, Inc.	433	5,205
Ameristar Casinos, Inc.	2,594	81,426
Benihana, Inc. (a)	188	2,726
Benihana, Inc. Class A (sub. vtg.)(a)	376	5,264
BJ's Restaurants, Inc. (a)	1,300	23,127
Bob Evans Farms, Inc.	1,788	55,142
Buffalo Wild Wings, Inc. (a)	820	23,706
California Pizza Kitchen, Inc. (a)	1,536	24,438
Caribou Coffee Co., Inc. (a)	738	3,380
Carrols Restaurant Group, Inc.	1,153	12,303
CBRL Group, Inc.	1,025	34,297
Century Casinos, Inc. (a)	1,085	6,738
Churchill Downs, Inc.	794	41,669
Cosi, Inc. (a)	1,604	3,785
Ctrip.com International Ltd. sponsored ADR	3,057	183,756
Denny's Corp. (a)	5,557	22,784
eLong, Inc. sponsored ADR (a)	893	6,698
Empire Resorts, Inc. (a)	1,916	6,878
Famous Dave's of America, Inc. (a)	251	3,474
FortuNet, Inc. (a)(d)	463	3,880
Gaming Partners International Corp.	597	4,800
Great Wolf Resorts, Inc. (a)	2,070	22,397
Home Inns & Hotels Management, Inc. ADR	462	18,563
International Speedway Corp. Class A	1,297	55,265
Isle of Capri Casinos, Inc. (a)	1,679	29,349
Jamba, Inc. (a)	2,400	8,208
Magna Entertainment Corp. Class A (sub. vtg.) (a)	2,724	3,977
McCormick & Schmick's Seafood Restaurants (a)	992	14,543
Melco PBL Entertainment (Macau) Ltd. sponsored ADR	3,216	46,600
Monarch Casino & Resort, Inc. (a)	1,053	26,936
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Morgans Hotel Group Co. (a)	1,579	$ 29,196
MTR Gaming Group, Inc. (a)	1,922	13,300
Multimedia Games, Inc. (a)	948	7,527
O'Charleys, Inc.	1,573	23,453
P.F. Chang's China Bistro, Inc. (a)	1,244	31,834
Panera Bread Co. Class A (a)	1,515	60,706
Papa John's International, Inc. (a)	1,318	31,039
Peet's Coffee & Tea, Inc. (a)	587	15,685
Penn National Gaming, Inc. (a)	3,982	237,128
PokerTek, Inc. (a)(d)	568	4,198
Premier Exhibitions, Inc. (a)	1,302	14,166
Progressive Gaming International Corp. (a)	2,416	5,798
Red Robin Gourmet Burgers, Inc. (a)	848	33,547
Ruth's Chris Steak House, Inc. (a)	1,086	13,141
Scientific Games Corp. Class A (a)	4,402	142,581
Shuffle Master, Inc. (a)	1,631	21,806
Sonic Corp. (a)	3,025	73,810
Starbucks Corp. (a)	33,806	790,722
Texas Roadhouse, Inc. Class A (a)	2,806	35,328
The Cheesecake Factory, Inc. (a)	3,462	80,630
Town Sports International Holdings, Inc. (a)	1,521	15,362
Trump Entertainment Resorts, Inc. (a)	1,128	5,832
Wynn Resorts Ltd.	5,054	641,555
Youbet.com, Inc. (a)	1,585	1,775
		3,146,184
Household Durables - 0.7%
Avatar Holdings, Inc. (a)	364	15,856
Bassett Furniture Industries, Inc.	931	8,286
California Coastal Communities, Inc. (a)	409	2,413
Cavco Industries, Inc. (a)	270	10,190
Comstock Homebuilding Companies, Inc. Class A (a)	390	343
Craftmade International, Inc.	649	5,160
Directed Electronics, Inc. (a)	1,014	1,916
Dixie Group, Inc. (a)	767	6,903
Dominion Homes, Inc. (a)	396	269
Flexsteel Industries, Inc.	620	7,924
Garmin Ltd.	9,948	1,067,918
Helen of Troy Ltd. (a)	1,261	22,862
Hooker Furniture Corp.	696	11,707
iRobot Corp. (a)(d)	1,378	22,076
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Kimball International, Inc. Class B	1,764	$ 23,532
Lifetime Brands, Inc.	536	6,872
Makita Corp. sponsored ADR	115	5,098
Palm Harbor Homes, Inc. (a)	1,659	18,714
Stanley Furniture Co., Inc.	624	7,001
Syntax-Brillian Corp. (a)(d)	3,343	9,728
Universal Electronics, Inc. (a)	813	30,040
		1,284,808
Internet & Catalog Retail - 1.9%
1-800-FLOWERS.com, Inc. Class A (a)	1,747	18,291
Amazon.com, Inc. (a)	19,025	1,722,904
Audible, Inc. (a)	1,405	16,200
Blue Nile, Inc. (a)	783	57,793
Celebrate Express, Inc.	802	7,042
dELiA*s, Inc. (a)	2,226	7,568
Drugstore.com, Inc. (a)	4,018	12,295
Expedia, Inc. (a)	11,708	381,681
Gaiam, Inc. Class A (a)	839	19,758
GSI Commerce, Inc. (a)	2,134	55,740
Hollywood Media Corp. (a)	1,921	5,110
IAC/InterActiveCorp (a)	12,007	334,155
Liberty Media Corp. - Interactive Series A (a)	29,208	588,541
Netflix, Inc. (a)(d)	2,987	69,000
NutriSystem, Inc. (a)(d)	1,659	41,724
Overstock.com, Inc. (a)(d)	1,236	28,638
PC Mall, Inc. (a)	507	5,511
PetMed Express, Inc. (a)	1,380	17,581
Priceline.com, Inc. (a)	1,699	193,346
Shutterfly, Inc. (a)	1,217	34,672
Stamps.com, Inc. (a)	989	12,560
US Auto Parts Network, Inc.	1,277	10,599
ValueVision Media, Inc. Class A (a)	2,128	14,002
		3,654,711
Leisure Equipment & Products - 0.1%
Arctic Cat, Inc.	607	6,477
Escalade, Inc.	749	7,011
Gametech International, Inc. (a)	660	5,128
JAKKS Pacific, Inc. (a)	1,599	40,359
Johnson Outdoors, Inc. Class A	771	17,764
Pool Corp. (d)	2,107	44,921
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Leisure Equipment & Products - continued
RC2 Corp. (a)	868	$ 25,241
Smith & Wesson Holding Corp. (a)	1,759	17,520
		164,421
Media - 4.0%
ACME Communications, Inc.	1,400	4,368
Alloy, Inc. (a)	494	3,335
Beasley Broadcast Group, Inc. Class A	689	4,823
Carmike Cinemas, Inc.	861	10,160
Central European Media Enterprises Ltd. Class A (a)	1,626	178,388
Charter Communications, Inc. Class A (a)	20,245	26,723
CKX, Inc. (a)	4,396	53,323
Comcast Corp.:
Class A (a)	95,235	1,956,127
Class A (special) (non-vtg.) (a)	45,516	919,878
Courier Corp.	559	18,374
Crown Media Holdings, Inc. Class A (a)(d)	3,856	28,033
CTC Media, Inc. (a)	6,960	167,458
Cumulus Media, Inc. Class A (a)	2,009	16,896
DG FastChannel, Inc. (a)	697	13,633
Discovery Holding Co. Class A (a)	12,729	311,351
EchoStar Communications Corp. Class A (a)	9,534	410,915
Emmis Communications Corp. Class A	2,486	10,715
Entertainment Distribution Co., Inc. (a)	1,379	965
Fisher Communications, Inc. (a)	394	16,048
Focus Media Holding Ltd. ADR (a)	5,092	287,392
Gemstar-TV Guide International, Inc. (a)	20,786	122,637
Global Sources Ltd.	2,087	63,507
Harris Interactive, Inc. (a)	4,199	17,594
IMAX Corp. (a)(d)	1,147	5,368
Knology, Inc. (a)	2,008	26,988
Lakes Entertainment, Inc. (a)	1,385	9,196
Lamar Advertising Co. Class A	3,763	195,714
Liberty Global, Inc.:
Class A (a)	8,862	359,974
Class B (a)	234	9,313
Class C (a)	8,520	325,890
Liberty Media Corp. - Capital Series A (a)	5,848	696,263
LodgeNet Entertainment Corp. (a)	1,154	22,157
MDC Partners, Inc. Class A (sub. vtg.) (a)	1,583	14,975
Mediacom Communications Corp. Class A (a)	4,611	20,796
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Morningstar, Inc. (a)	2,057	$ 167,337
National CineMedia, Inc.	1,850	51,208
Navarre Corp. (a)	871	1,838
Net Servicos de Comunicacao SA sponsored ADR	719	10,612
New Frontier Media, Inc.	1,084	5,257
Nexstar Broadcasting Group, Inc. Class A (a)	1,166	10,576
Outdoor Channel Holdings, Inc. (a)	1,940	13,541
Private Media Group, Inc. (a)(d)	2,365	7,781
Radio One, Inc.:
Class A (a)	1,033	2,056
Class D (non-vtg.) (a)	3,233	6,595
RCN Corp.	1,801	26,151
Regent Communication, Inc. (a)	1,974	4,086
Rentrak Corp. (a)	552	7,728
Reuters Group PLC sponsored ADR	707	52,954
RRSat Global Communications Network Ltd.	1,101	23,231
Salem Communications Corp. Class A	1,009	8,072
Scholastic Corp. (a)	1,612	56,807
Sinclair Broadcast Group, Inc. Class A	2,015	20,855
Sirius Satellite Radio, Inc. (a)(d)	66,230	253,661
Spanish Broadcasting System, Inc. Class A (a)	1,167	2,241
TiVo, Inc. (a)	5,166	38,693
Value Line, Inc.	422	17,454
Virgin Media, Inc.	14,949	284,031
WorldSpace, Inc. Class A (a)(d)	3,301	11,520
WPP Group plc sponsored ADR	774	48,956
WPT Enterprises, Inc. (a)	792	1,711
Xinhua Finance Media Ltd. sponsored ADR (d)	1,611	10,085
XM Satellite Radio Holdings, Inc. Class A (a)	14,088	219,773
Young Broadcasting, Inc. Class A (a)	630	888
		7,694,975
Multiline Retail - 0.5%
Dollar Tree Stores, Inc. (a)	4,186	119,971
Fred's, Inc. Class A	2,231	23,247
Sears Holdings Corp. (a)	6,576	693,834
The Bon-Ton Stores, Inc.	647	7,557
Tuesday Morning Corp.	2,430	18,079
		862,688
Specialty Retail - 1.5%
A.C. Moore Arts & Crafts, Inc. (a)	1,286	20,409
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
America's Car Mart, Inc. (a)	568	$ 6,163
bebe Stores, Inc.	3,955	53,393
Bed Bath & Beyond, Inc.	12,433	391,018
Big 5 Sporting Goods Corp.	1,019	16,742
Big Dog Holdings, Inc. (a)	428	6,574
Books-A-Million, Inc.	669	8,088
Cache, Inc. (a)	659	8,824
Casual Male Retail Group, Inc. (a)	1,489	9,232
Charlotte Russe Holding, Inc. (a)	1,047	17,234
Charming Shoppes, Inc. (a)	6,447	35,652
Citi Trends, Inc. (a)	548	8,467
Coldwater Creek, Inc. (a)	3,878	31,994
Conn's, Inc. (a)(d)	1,365	24,707
Cost Plus, Inc. (a)	788	2,482
Deltek, Inc.	1,900	34,732
Dress Barn, Inc. (a)	3,101	43,848
Eddie Bauer Holdings, Inc. (a)	595	3,981
Finish Line, Inc. Class A	2,102	7,883
Finlay Enterprises, Inc. (a)	1,535	4,559
Gander Mountain Co. (a)(d)	416	2,018
Golfsmith International Holdings, Inc. (a)	629	2,516
Gymboree Corp. (a)	1,359	45,336
Hastings Entertainment, Inc. (a)	251	2,269
Hibbett Sports, Inc. (a)	1,530	32,773
Hot Topic, Inc. (a)	2,522	15,914
House of Taylor Jewelry, Inc. (a)	1,939	1,086
Jos. A. Bank Clothiers, Inc. (a)	819	21,204
Kirkland's, Inc. (a)	622	467
Monro Muffler Brake, Inc.	1,453	30,615
Mothers Work, Inc. (a)	235	4,000
O'Reilly Automotive, Inc. (a)	5,188	170,478
Pacific Sunwear of California, Inc. (a)	3,244	53,137
PetSmart, Inc.	5,944	169,285
Pomeroy IT Solutions, Inc. (a)	627	4,427
Rent-A-Center, Inc. (a)	3,348	47,408
Restoration Hardware, Inc. (a)	2,754	19,443
Ross Stores, Inc.	6,437	169,808
Select Comfort Corp. (a)	1,965	20,908
Sharper Image Corp. (a)(d)	608	2,025
Shoe Carnival, Inc. (a)	605	7,042
Staples, Inc.	32,802	777,407
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Stein Mart, Inc.	1,819	$ 9,859
The Children's Place Retail Stores, Inc. (a)	1,408	40,072
Tractor Supply Co. (a)	1,767	72,482
Trans World Entertainment Corp. (a)	1,445	7,890
Ulta Salon, Cosmetics & Fragrance, Inc.	2,500	64,350
Urban Outfitters, Inc. (a)	7,836	205,303
West Marine, Inc. (a)	829	7,320
Wet Seal, Inc. Class A (a)	2,663	5,672
Wilsons Leather Experts, Inc. (a)	2,802	3,054
Winmark Corp. (a)	446	9,589
Zumiez, Inc. (a)	1,415	39,337
		2,800,476
Textiles, Apparel & Luxury Goods - 0.5%
Ashworth, Inc. (a)	1,139	4,340
Blue Holdings, Inc.	1,683	1,094
Charles & Colvard Ltd. (d)	833	1,974
Cherokee, Inc.	583	18,370
Columbia Sportswear Co.	1,689	81,089
Crocs, Inc. (a)	3,696	144,255
Deckers Outdoor Corp. (a)	635	91,548
Fossil, Inc. (a)	3,243	140,552
Fuqi International, Inc. (a)	1,433	12,639
G-III Apparel Group Ltd. (a)	581	8,349
Heelys, Inc. (d)	1,200	7,308
Iconix Brand Group, Inc. (a)	3,086	70,330
K-Swiss, Inc. Class A	1,132	20,546
LJ International, Inc. (a)	1,100	3,795
Lululemon Athletica, Inc. (d)	3,100	113,677
Perry Ellis International, Inc. (a)	1,045	16,845
Rocky Brands, Inc. (a)	112	784
Steven Madden Ltd.	1,179	26,799
Tandy Brands Accessories, Inc.	905	8,588
True Religion Apparel, Inc. (a)	899	15,661
Volcom, Inc. (a)	1,084	29,235
Wacoal Holdings Corp. sponsored ADR	94	5,977
Warnaco Group, Inc. (a)	2,063	76,125
Weyco Group, Inc.	909	24,888
		924,768
TOTAL CONSUMER DISCRETIONARY		22,440,240
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - 1.7%
Beverages - 0.2%
Central European Distribution Corp. (a)	1,959	$ 97,950
Coca-Cola Bottling Co. Consolidated	420	23,831
Hansen Natural Corp. (a)	4,216	183,017
Jones Soda Co. (a)	1,719	11,345
MGP Ingredients, Inc.	535	4,398
National Beverage Corp.	1,381	10,219
		330,760
Food & Staples Retailing - 1.1%
Andersons, Inc.	798	33,851
Arden Group, Inc. Class A	165	23,762
Casey's General Stores, Inc.	2,191	63,539
Costco Wholesale Corp.	20,177	1,359,930
Ingles Markets, Inc. Class A	792	18,842
Nash-Finch Co.	673	24,019
Pathmark Stores, Inc. (a)	2,352	30,341
Performance Food Group Co. (a)	1,784	49,399
Pricesmart, Inc.	1,233	36,780
Spartan Stores, Inc.	832	18,720
Susser Holdings Corp.	716	16,883
The Pantry, Inc. (a)	1,114	32,072
United Natural Foods, Inc. (a)	2,084	61,040
Village Super Market, Inc. Class A	20	1,072
Whole Foods Market, Inc. (d)	6,351	273,157
Winn-Dixie Stores, Inc. (a)	2,651	50,130
		2,093,537
Food Products - 0.3%
AgFeed Industries, Inc. (a)	1,257	11,238
Alico, Inc.	403	17,889
Bridgford Foods Corp. (a)	433	3,014
Cal-Maine Foods, Inc.	1,338	32,955
Calavo Growers, Inc.	1,103	20,549
Cresud S.A.C.I.F. y A. sponsored ADR	1,373	25,401
Diamond Foods, Inc.	1,078	21,571
Farmer Brothers Co.	654	15,035
Green Mountain Coffee Roasters, Inc. (a)	1,176	38,361
Griffin Land & Nurseries, Inc.	256	8,891
Hain Celestial Group, Inc. (a)	1,938	64,109
Imperial Sugar Co.	582	13,281
J&J Snack Foods Corp.	1,122	36,330
John B. Sanfilippo & Son, Inc. (a)	308	2,612
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food Products - continued
Lancaster Colony Corp.	1,284	$ 49,460
Lance, Inc.	1,683	34,905
Lifeway Foods, Inc. (a)	1,041	10,597
Origin Agritech Ltd. (a)	627	3,543
Sanderson Farms, Inc.	1,101	34,197
SunOpta, Inc. (a)	2,745	39,281
Synutra International, Inc. (a)(d)	2,607	97,450
		580,669
Household Products - 0.0%
Central Garden & Pet Co.	1,189	6,385
Central Garden & Pet Co. Class A (non-vtg.) (a)	1,535	8,059
WD-40 Co.	1,101	43,677
		58,121
Personal Products - 0.1%
Bare Escentuals, Inc. (a)(d)	3,895	81,990
Chattem, Inc. (a)	812	57,579
Elizabeth Arden, Inc. (a)	1,487	35,733
Inter Parfums, Inc.	840	15,347
Mannatech, Inc. (d)	1,708	10,777
Parlux Fragrances, Inc. (a)	684	2,750
Physicians Formula Holdings, Inc.	1,230	15,953
Reliv International, Inc.	923	7,273
USANA Health Sciences, Inc. (a)(d)	763	31,802
		259,204
Tobacco - 0.0%
Star Scientific, Inc. (a)	3,889	3,695
TOTAL CONSUMER STAPLES		3,325,986
ENERGY - 1.4%
Energy Equipment & Services - 0.4%
Acergy SA sponsored ADR	1,420	30,132
Bronco Drilling Co., Inc. (a)	1,169	16,787
Dawson Geophysical Co. (a)	467	31,298
Exterran Partners LP	503	17,479
Global Industries Ltd. (a)	5,374	119,142
Gulf Island Fabrication, Inc.	823	26,180
Hercules Offshore, Inc. (a)	3,877	96,964
Horizon Offshore, Inc. (a)	1,612	27,307
Lufkin Industries, Inc.	719	37,395
Common Stocks - continued
	Shares	Value
ENERGY - continued
Energy Equipment & Services - continued
Matrix Service Co. (a)	1,195	$ 31,178
Mitcham Industries, Inc. (a)	452	8,226
Omni Energy Services Corp. (a)	884	4,491
OYO Geospace Corp. (a)	311	32,562
Patterson-UTI Energy, Inc.	7,220	136,097
PHI, Inc. (non-vtg.) (a)	627	19,995
Superior Offshore International, Inc.	1,206	7,441
Superior Well Services, Inc. (a)	729	14,135
T-3 Energy Services, Inc.	457	23,037
Tesco Corp. (a)	1,869	41,292
TGC Industries, Inc.	1,086	9,828
Trico Marine Services, Inc. (a)	639	22,601
Union Drilling, Inc. (a)	742	9,423
		762,990
Oil, Gas & Consumable Fuels - 1.0%
Alliance Holdings GP, LP	2,564	57,690
Alliance Resource Partners LP	1,734	65,961
APCO Argentina, Inc.	1,412	37,856
Approach Resources, Inc.	1,152	14,861
Atlas America, Inc.	1,214	68,931
ATP Oil & Gas Corp. (a)	1,524	67,940
BreitBurn Energy Partners LP	1,256	37,228
Brigham Exploration Co. (a)	2,496	17,247
Calumet Specialty Products Partners LP	793	29,317
Capital Product Partners LP	1,095	27,068
Carrizo Oil & Gas, Inc. (a)	1,281	62,064
Clayton Williams Energy, Inc. (a)	543	15,617
Clean Energy Fuels Corp.	2,200	32,824
Copano Energy LLC	2,066	80,574
CREDO Petroleum Corp. (a)	469	4,085
Crosstex Energy LP	1,286	43,120
Crosstex Energy, Inc.	2,187	78,513
Dampskibsselskabet TORM AS sponsored ADR	138	5,299
Delta Petroleum Corp. (a)	3,054	46,940
Dorchester Minerals LP	1,275	25,857
Double Eagle Petroleum Co. (a)	564	8,342
Eagle Rock Energy Partners LP	2,453	51,709
Edge Petroleum Corp. (a)	838	4,944
Energy XXI (Bermuda) Ltd. (a)	4,808	24,617
EV Energy Partners LP	469	16,884
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
FX Energy, Inc. (a)	1,820	$ 13,541
Geomet, Inc. (a)	2,493	12,116
GMX Resources, Inc. (a)(d)	754	24,120
Golar LNG Ltd. (NASDAQ)	2,890	61,528
Green Plains Renewable Energy, Inc. (a)	167	1,670
Gulfport Energy Corp. (a)	1,858	38,684
Hiland Holdings GP LP	929	23,634
Hiland Partners LP	290	13,775
Inergy Holdings LP	831	36,689
Inergy LP	2,393	77,294
Ivanhoe Energy, Inc. (a)	12,943	22,650
James River Coal Co. (a)(d)	623	4,610
Knightsbridge Tankers Ltd. (d)	1,038	26,168
Legacy Reserves LP	1,000	21,360
Linn Energy LLC (d)	5,235	140,612
Marine Petroleum Trust	475	17,380
Martin Midstream Partners LP	910	35,008
NGAS Resources, Inc. (a)	717	4,445
Pacific Ethanol, Inc. (a)(d)	1,754	10,717
Parallel Petroleum Corp. (a)	2,239	42,877
Petroleum Development Corp. (a)	897	45,451
PrimeEnergy Corp. (a)	116	6,472
Quest Resource Corp. (a)	2,097	16,902
Ram Energy Resources, Inc. (a)	1,332	6,660
Regency Energy Partners LP	1,848	57,011
Rosetta Resources, Inc. (a)	2,161	39,546
Semgroup Energy Partners LP	600	16,050
StealthGas, Inc.	537	8,758
Syntroleum Corp. (a)	2,008	2,530
Targa Resources Partners LP	1,500	42,750
TC Pipelines LP	1,681	62,130
Top Tankers, Inc. (a)	854	3,775
Toreador Resources Corp. (a)	610	3,977
TXCO Resources, Inc. (a)	1,334	16,075
Uranium Resources, Inc. (a)(d)	2,300	27,278
US BioEnergy Corp.	2,800	25,396
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Verenium Corp. (a)(d)	2,561	$ 9,348
Warren Resources, Inc. (a)	2,311	29,488
		1,973,963
TOTAL ENERGY		2,736,953
FINANCIALS - 8.7%
Capital Markets - 2.4%
American Capital Strategies Ltd. (d)	8,398	315,849
Calamos Asset Management, Inc. Class A	978	28,959
Capital Southwest Corp.	144	17,315
Charles Schwab Corp.	52,387	1,273,528
Cowen Group, Inc. (a)	832	8,927
Diamond Hill Investment Group, Inc. (a)	178	13,825
E*TRADE Financial Corp. (a)	19,844	91,282
Epoch Holding Corp.	1,309	18,313
FBR Capital Markets Corp. (d)	3,144	31,660
FCStone Group, Inc.	1,245	52,551
FirstCity Financial Corp. (a)	1,173	9,525
GFI Group, Inc. (a)	1,383	134,677
Harris & Harris Group, Inc. (a)	1,045	10,042
International Assets Holding Corp. (a)(d)	462	12,904
Knight Capital Group, Inc. Class A (a)	4,311	57,552
Northern Trust Corp.	10,138	821,077
optionsXpress Holdings, Inc.	3,106	94,453
Penson Worldwide, Inc. (a)	1,030	15,790
Sanders Morris Harris Group, Inc.	903	8,786
SEI Investments Co.	8,542	264,973
Siebert Financial Corp.	2,067	6,924
T. Rowe Price Group, Inc.	12,124	745,384
TD Ameritrade Holding Corp. (a)	27,689	517,507
Thomas Weisel Partners Group, Inc. (a)	1,112	15,279
TradeStation Group, Inc. (a)	2,552	30,445
U.S. Global Investments, Inc. Class A	870	14,329
		4,611,856
Commercial Banks - 3.5%
1st Source Corp.	1,276	25,699
Abington Bancorp, Inc.	1,073	9,507
Alabama National Bancorp, Delaware	985	76,131
Alliance Financial Corp.	376	9,058
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Amcore Financial, Inc.	1,040	$ 24,440
American National Bankshares, Inc.	549	11,172
American River Bankshares	621	12,513
AmericanWest Bancorp	569	10,327
Ameris Bancorp	898	15,113
AmeriServ Financial, Inc. (a)	1,045	3,051
Ames National Corp. (d)	710	13,845
Appalachian Bancshares, Inc. (a)	419	4,504
Arrow Financial Corp.	826	17,751
Associated Banc-Corp.	5,764	156,838
BancFirst Corp.	679	31,750
Bancorp Rhode Island, Inc.	161	5,782
Bancorp, Inc., Delaware (a)	516	8,339
BancTrust Financial Group, Inc.	1,124	13,713
Bank of Florida Corp. (a)	413	5,286
Bank of Granite Corp.	972	11,227
Bank of Marin Bancorp	303	8,802
Bank of the Ozarks, Inc.	708	20,596
BankFinancial Corp.	1,166	18,434
Banner Corp.	703	21,062
Beneficial Mutual Bancorp, Inc. (a)	3,700	36,075
BNC Bancorp	475	7,657
BOK Financial Corp.	3,198	175,059
Boston Private Financial Holdings, Inc.	1,870	51,500
Bridge Capital Holdings (a)	707	15,024
Bryn Mawr Bank Corp.	302	6,777
Cadence Financial Corp.	596	9,745
Capital Bank Corp.	729	9,484
Capital City Bank Group, Inc. (d)	991	28,769
Capital Corp. of the West	663	12,458
Cardinal Financial Corp.	1,972	18,892
Cascade Bancorp	1,338	23,201
Cascade Financial Corp.	1,011	13,810
Cathay General Bancorp	2,260	65,495
Centennial Bank Holdings, Inc., Delaware (a)	2,883	14,559
Center Bancorp, Inc.	578	6,913
Center Financial Corp., California	793	9,754
Centerstate Banks of Florida, Inc.	583	7,270
Century Bancorp, Inc. Class A (non-vtg.)	318	6,862
Chemical Financial Corp.	1,087	27,284
Chicopee Bancorp, Inc. (a)	265	3,511
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Citizens & Northern Corp.	298	$ 6,109
Citizens Banking Corp., Michigan	3,302	46,954
City Bank Lynnwood, Washington	1,023	21,278
City Holding Co.	826	29,719
CNB Financial Corp., Pennsylvania	587	8,013
CoBiz, Inc.	1,170	19,118
Colony Bankcorp, Inc.	217	3,472
Columbia Bancorp, Oregon	257	4,575
Columbia Banking Systems, Inc.	724	22,306
Commerce Bancshares, Inc.	3,220	145,963
Commonwealth Bankshares, Inc.	311	5,598
Community Bancorp (a)	420	7,573
Community Trust Bancorp, Inc.	692	19,549
Community Valley Bancorp	563	6,491
CVB Financial Corp.	4,185	46,537
Dearborn Bancorp, Inc.	465	4,752
Eagle Bancorp, Inc., Maryland	530	6,625
East West Bancorp, Inc.	2,670	71,957
Eastern Virgina Bankshares, Inc.	469	8,301
Enterprise Financial Services Corp.	830	19,032
EuroBancshares, Inc. (a)	1,284	5,624
Fidelity Southern Corp.	442	4,862
Fifth Third Bancorp	24,184	723,343
Financial Institutions, Inc.	425	7,663
First Bancorp, North Carolina	705	13,473
First Charter Corp.	1,647	49,608
First Citizen Bancshares, Inc.	431	67,533
First Community Bancorp, California	1,312	59,027
First Community Bancshares, Inc.	757	24,307
First Financial Bancorp, Ohio	2,353	27,012
First Financial Bankshares, Inc.	1,100	42,900
First Financial Corp., Indiana	705	20,008
First Indiana Corp.	914	29,111
First M&F Corp.	312	5,142
First Mariner Bancorp, Inc. (a)	782	4,755
First Merchants Corp.	857	18,588
First Midwest Bancorp, Inc., Delaware	2,192	71,678
First National Lincoln Corp., Maine	596	8,761
First of Long Island Corp.	572	11,034
First Regional Bancorp (a)	783	17,257
First Security Group, Inc.	566	5,377
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
First South Bancorp, Inc., Virginia (d)	298	$ 7,185
First State Bancorp.	1,395	20,395
First United Corp.	493	9,959
Firstbank Corp., Michigan	489	7,697
FirstMerit Corp.	3,407	70,218
FNB Corp., North Carolina	602	7,525
FNB Corp., Virginia	559	15,222
Frontier Financial Corp., Washington	1,997	38,263
Fulton Financial Corp.	7,816	97,778
Gateway Financial Holdings, Inc.	1,104	14,672
GB&T Bancshares, Inc.	498	5,289
German American Bancorp, Inc.	686	9,021
Glacier Bancorp, Inc.	2,530	50,372
Great Southern Bancorp, Inc.	844	18,762
Greater Community Bancorp	831	15,581
Green Bankshares, Inc.	795	23,747
Grupo Financiero Galicia SA sponsored ADR (a)(d)	2,672	19,506
Hampton Roads Bankshares, Inc.	1,260	15,737
Hancock Holding Co.	1,547	60,658
Hanmi Financial Corp.	2,206	21,156
Harleysville National Corp., Pennsylvania	1,666	25,573
Hawthorn Bancshares, Inc.	288	8,208
Heartland Financial USA, Inc.	917	18,331
Heritage Commerce Corp.	429	7,636
Heritage Financial Corp., Washington	369	7,679
Home Bancshares, Inc.	767	15,363
Horizon Financial Corp.	950	16,350
Huntington Bancshares, Inc.	16,811	263,765
IBERIABANK Corp.	597	28,895
Independent Bank Corp., Massachusetts	930	26,914
Independent Bank Corp., Michigan	1,341	12,820
Integra Bank Corp.	932	14,977
Integrity Bancshares, Inc. (a)	530	1,352
International Bancshares Corp.	2,958	65,194
Intervest Bancshares Corp. Class A	539	8,586
Investors Bancorp, Inc. (a)	5,338	78,308
Lakeland Bancorp, Inc.	892	10,267
Lakeland Financial Corp.	764	14,470
Leesport Financial Corp.	512	9,073
LNB Bancorp, Inc.	836	11,913
Macatawa Bank Corp.	639	6,377
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
MainSource Financial Group, Inc.	1,206	$ 18,162
MB Financial, Inc.	1,710	54,207
MBT Financial Corp.	578	5,491
Mercantile Bank Corp.	476	8,154
Merchants Bancshares, Inc.	610	14,213
Metrocorp Bancshares, Inc.	399	5,698
Middleburg Financial Corp.	329	7,896
Midwest Banc Holdings, Inc.	1,241	15,637
Nara Bancorp, Inc.	1,677	22,371
National Bankshares, Inc.	287	5,453
National Penn Bancshares, Inc.	2,719	42,715
NBT Bancorp, Inc.	1,572	39,190
NewBridge Bancorp	1,464	14,581
Nexity Financial Corp. (a)	435	3,180
North Valley Bancorp	582	8,497
Northern States Financial Corp.	462	10,270
Northfield Bancorp, Inc. (a)	1,196	12,773
Northrim Bancorp, Inc.	360	6,743
Oak Hill Financial, Inc.	544	16,364
Old Point Financial Corp.	453	8,489
Old Second Bancorp, Inc.	929	24,609
Omega Financial Corp.	625	19,344
PAB Bankshares, Inc.	567	8,499
Pacific Capital Bancorp	2,273	46,710
Pacific Continental Corp.	508	7,468
Pacific Mercantile Bancorp (a)	562	7,435
Patriot National Bancorp, Inc.	549	9,712
Penns Woods Bancorp, Inc.	361	11,541
Pennsylvania Communication Bancorp, Inc. (a)	500	14,035
Peoples Bancorp, Inc.	541	13,087
Pinnacle Financial Partners, Inc. (a)	940	27,382
Popular, Inc. (d)	13,222	127,063
Preferred Bank, Los Angeles California	632	16,893
PremierWest Bancorp	784	9,196
PrivateBancorp, Inc.	1,080	33,059
Prosperity Bancshares, Inc.	1,834	58,945
Provident Bankshares Corp.	1,647	38,622
Renasant Corp.	612	11,940
Republic Bancorp, Inc., Kentucky Class A	1,282	20,833
Republic First Bancorp, Inc.	530	4,081
Royal Bancshares of Pennsylvania, Inc. Class A	504	6,028
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Rurban Financial Corp.	723	$ 9,348
S&T Bancorp, Inc.	1,172	37,539
S.Y. Bancorp, Inc.	501	11,854
Sandy Spring Bancorp, Inc.	894	26,248
SCBT Financial Corp.	475	14,725
Seacoast Banking Corp., Florida (d)	1,020	12,801
Security Bank Corp., Georgia	740	8,340
Shore Bancshares, Inc.	285	6,769
Sierra Bancorp	727	18,146
Signature Bank, New York (a)	1,159	42,941
Silver State Bancorp (a)	673	10,909
Simmons First National Corp. Class A	562	14,663
Slade's Ferry Bancorp	647	15,386
Smithtown Bancorp, Inc.	359	7,550
South Financial Group, Inc.	3,652	65,444
Southcoast Financial Corp.	534	7,957
Southern Community Financial Corp.	910	6,188
Southside Bancshares, Inc.	717	13,731
Southwest Bancorp, Inc., Oklahoma	811	14,557
State Bancorp, Inc., New York	646	9,445
Sterling Bancshares, Inc.	3,968	48,965
Sterling Financial Corp., Pennsylvania	1,654	28,366
Sterling Financial Corp., Washington	2,166	38,836
Suffolk Bancorp	730	22,528
Summit Financial Group, Inc.	583	9,829
Sun Bancorp, Inc., New Jersey	1,255	21,147
Superior Bancorp (a)	2,117	12,681
Susquehanna Bancshares, Inc., Pennsylvania	3,793	75,443
SVB Financial Group (a)	1,557	80,154
Taylor Capital Group, Inc.	670	14,834
Temecula Valley Bancorp, Inc. (d)	461	5,163
Tennessee Commerce Bancorp, Inc. (a)	494	12,646
Texas Capital Bancshares, Inc. (a)	1,454	30,650
TIB Financial Corp.	776	6,922
Trico Bancshares	716	15,186
Trustmark Corp.	2,587	65,865
UCBH Holdings, Inc.	4,873	78,358
UMB Financial Corp.	1,932	72,682
Umpqua Holdings Corp.	2,559	41,302
Union Bankshares Corp.	660	13,669
United Bankshares, Inc., West Virginia	1,730	53,768
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
United Community Banks, Inc., Georgia	2,188	$ 41,484
United Security Bancshares, Inc.	450	9,405
United Security Bancshares, California (d)	896	13,933
Univest Corp. of Pennsylvania	1,062	22,621
Virginia Commerce Bancorp, Inc.	1,536	19,246
Virginia Financial Group, Inc.	513	8,854
Washington Banking Co., Oak Harbor	401	7,286
Washington Trust Bancorp, Inc.	617	15,332
WesBanco, Inc.	1,043	25,011
West Bancorp., Inc.	862	12,102
West Coast Bancorp, Oregon	948	18,922
Westamerica Bancorp.	1,361	63,981
Whitney Holding Corp.	3,087	84,584
Wilshire Bancorp, Inc.	1,594	14,856
Wintrust Financial Corp.	1,107	39,099
Yadkin Valley Financial Corp.	667	10,579
Zions Bancorp	4,950	270,122
		6,604,336
Consumer Finance - 0.1%
Advanta Corp.:
Class A	639	5,955
Class B	1,474	14,755
Cash Systems, Inc. (a)	2,445	12,690
CompuCredit Corp. (a)(d)	2,165	28,058
Consumer Portfolio Services, Inc. (a)	1,184	3,919
Credit Acceptance Corp. (a)	1,418	27,041
Dollar Financial Corp. (a)	1,044	31,195
EZCORP, Inc. (non-vtg.) Class A (a)	2,261	28,398
First Cash Financial Services, Inc. (a)	1,531	26,027
MRU Holdings, Inc. (a)	1,159	4,532
Nicholas Financial, Inc. (a)	537	3,958
QC Holdings, Inc.	1,007	13,987
United Panam Financial Corp. (a)	805	4,508
World Acceptance Corp. (a)	779	24,593
		229,616
Diversified Financial Services - 0.3%
Ampal-American Israel Corp. Class A (a)	2,681	17,453
Asset Acceptance Capital Corp.	1,529	17,278
Asta Funding, Inc.	686	24,806
California First National Bancorp	627	7,781
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Diversified Financial Services - continued
Compass Diversified Holdings	1,811	$ 26,966
Elron Electronic Industries Ltd. (a)	1,076	12,632
Encore Capital Group, Inc. (a)	1,859	19,092
First Albany Companies, Inc. (a)	714	835
Interactive Brokers Group, Inc.	1,700	49,980
MarketAxess Holdings, Inc. (a)	1,552	22,287
Marlin Business Services Corp. (a)	759	10,247
Medallion Financial Corp.	876	8,611
NewStar Financial, Inc.	1,551	14,238
Newtek Business Services, Inc. (a)	1,293	1,565
PICO Holdings, Inc. (a)	1,121	43,147
Portfolio Recovery Associates, Inc. (d)	701	28,236
Resource America, Inc. Class A	1,085	17,599
The NASDAQ Stock Market, Inc. (a)	5,208	225,819
		548,572
Insurance - 1.2%
21st Century Holding Co.	425	5,491
Affirmative Insurance Holdings, Inc.	860	9,520
Alfa Corp.	3,602	77,839
Amcomp, Inc. (a)	816	8,070
American National Insurance Co.	1,231	147,166
American Physicians Capital, Inc.	634	26,603
Amerisafe, Inc. (a)	784	11,964
Amtrust Financial Services, Inc.	2,552	32,410
Arch Capital Group Ltd. (a)	3,084	215,202
Argo Group International Holdings, Ltd. (a)	1,578	62,347
Baldwin & Lyons, Inc. Class B	518	13,955
Brooke Corp.	617	4,276
CastlePoint Holdings Ltd.	1,600	18,816
Cincinnati Financial Corp.	7,892	315,522
CRM Holdings Ltd. (a)	727	5,358
Donegal Group, Inc. Class A	1,114	18,815
Eastern Insurance Holdings, Inc.	468	7,596
eHealth, Inc.	1,376	42,642
EMC Insurance Group	882	21,477
Enstar Group Ltd. (a)	496	53,816
Erie Indemnity Co. Class A	2,554	132,144
FPIC Insurance Group, Inc. (a)	638	27,262
Greenlight Capital Re, Ltd.	1,407	30,574
Hallmark Financial Services, Inc. (a)	1,598	23,906
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Harleysville Group, Inc.	1,578	$ 55,230
Infinity Property & Casualty Corp.	878	34,321
IPC Holdings Ltd.	2,720	80,403
James River Group, Inc.	685	23,427
Kansas City Life Insurance Co.	582	26,237
Life Partners Holdings, Inc. (d)	521	18,391
Max Capital Group Ltd.	2,695	76,295
Mercer Insurance Group, Inc.	261	4,622
National Atlantic Holdings Corp. Class A (a)	731	3,699
National Interstate Corp.	862	28,386
National Western Life Insurance Co. Class A	136	27,332
Navigators Group, Inc. (a)	727	42,675
Philadelphia Consolidated Holdings Corp. (a)	3,212	136,767
PMA Capital Corp. Class A (a)	1,857	16,230
Presidential Life Corp.	1,433	24,705
ProCentury Corp.	629	8,850
Quanta Capital Holdings Ltd. (a)	2,049	5,635
RAM Holdings Ltd. (a)	1,178	6,832
Safety Insurance Group, Inc.	717	26,178
SeaBright Insurance Holdings, Inc. (a)	1,184	18,364
Selective Insurance Group, Inc.	2,332	55,012
Specialty Underwriters' Alliance, Inc. (a)	776	4,656
State Auto Financial Corp.	1,844	51,411
The Midland Co.	1,009	64,536
Tower Group, Inc.	937	30,378
United America Indemnity Ltd. Class A (a)	1,087	21,523
United Fire & Casualty Co.	1,190	36,676
		2,241,542
Real Estate Investment Trusts - 0.0%
Gladstone Commercial Corp.	882	15,179
Investors Real Estate Trust	2,772	27,886
Monmouth Real Estate Investment Corp. Class A	1,800	14,076
Origen Financial, Inc.	1,905	9,354
Vestin Realty Mortgage II, Inc.	1,572	6,288
		72,783
Real Estate Management & Development - 0.1%
Elbit Imaging Ltd.	1,292	72,843
FirstService Corp. (sub. vtg.)	1,604	53,068
Housevalues, Inc. (a)	700	2,394
Meruelo Maddux Properties, Inc.	4,020	16,884
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Management & Development - continued
Stratus Properties, Inc. (a)	335	$ 10,519
Thomas Properties Group, Inc.	845	8,805
ZipRealty, Inc. (a)	624	3,108
		167,621
Thrifts & Mortgage Finance - 1.1%
American Bancorp of New Jersey, Inc.	850	9,095
Anchor BanCorp Wisconsin, Inc.	960	24,403
Atlantic Coast Federal Corp.	668	8,243
Bank Mutual Corp.	2,925	29,601
BankUnited Financial Corp. Class A	1,780	14,204
Benjamin Franklin Bancorp, Inc.	462	6,089
Berkshire Bancorp, Inc.	927	14,610
Berkshire Hills Bancorp, Inc.	353	8,567
Beverly Hills Bancorp, Inc.	596	3,230
Brookline Bancorp, Inc., Delaware	2,646	27,122
Brooklyn Federal Bancorp, Inc.	773	10,436
Camco Financial Corp.	727	8,717
Capitol Federal Financial	3,446	116,785
CFS Bancorp, Inc.	485	6,892
Citizens First Bancorp, Inc., Delaware	345	5,078
Citizens South Banking Corp., Delaware	637	7,421
Clayton Holdings, Inc. (a)(d)	1,314	5,164
Clifton Savings Bancorp, Inc.	1,352	14,331
Cooperative Bankshares, Inc.	391	5,353
Corus Bankshares, Inc. (d)	2,658	25,224
Delta Financial Corp. (d)	1,300	2,392
Dime Community Bancshares, Inc.	1,218	16,528
ESB Financial Corp.	1,247	12,956
First Busey Corp. (d)	1,609	33,612
First Defiance Financial Corp.	519	11,470
First Federal Bancshares of Arkansas, Inc.	569	8,677
First Financial Holdings, Inc.	912	24,998
First Financial Service Corp.	413	10,507
First Niagara Financial Group, Inc.	4,654	57,849
First PacTrust Bancorp, Inc.	595	12,019
First Place Financial Corp.	740	10,686
Flushing Financial Corp.	759	12,190
Fox Chase Bancorp, Inc. (a)	558	6,367
Franklin Bank Corp. (a)	1,290	5,483
Heritage Financial Group	814	10,989
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
HMN Financial, Inc.	448	$ 10,739
Home Federal Bancorp, Inc., Delaware	612	6,805
Hudson City Bancorp, Inc.	24,150	367,563
K-Fed Bancorp	734	8,925
Kearny Financial Corp.	3,732	47,247
KNBT Bancorp, Inc.	1,288	20,428
Legacy Bancorp, Inc.	898	11,432
LSB Corp.	631	10,229
MASSBANK Corp.	367	13,285
MutualFirst Financial, Inc.	550	9,570
NASB Financial, Inc.	336	10,063
NexCen Brands, Inc. (a)	2,467	11,102
Northeast Community Bancorp, Inc.	544	6,359
Northwest Bancorp, Inc.	2,315	64,218
OceanFirst Financial Corp.	1,038	17,085
Oritani Financial Corp. (a)	1,950	25,155
Pamrapo Bancorp, Inc.	666	13,566
Parkvale Financial Corp.	256	7,375
Partners Trust Financial Group, Inc.	2,897	36,937
People's United Financial, Inc.	13,625	231,216
Provident Financial Holdings, Inc.	315	5,752
Provident New York Bancorp	2,528	30,842
Prudential Bancorp, Inc. of Pennsylvania	635	8,001
Pulaski Financial Corp.	484	5,222
PVF Capital Corp.	500	6,500
Riverview Bancorp, Inc.	1,020	13,362
Rockville Financial, Inc.	725	9,911
Roma Financial Corp.	1,827	29,323
Rome Bancorp, Inc.	1,067	12,431
Severn Bancorp, Inc.	677	7,386
SI Financial Group, Inc.	1,167	11,822
TFS Financial Corp. (a)	15,387	190,029
TierOne Corp.	794	18,580
Timberland Bancorp, Inc.	250	3,875
Triad Guaranty, Inc. (a)	653	5,622
Trustco Bank Corp., New York	4,338	46,113
United Community Financial Corp., Ohio	1,881	10,665
United Financial Bancorp, Inc.	906	9,758
United Western Bancorp, Inc.	373	7,837
ViewPoint Financial Group	1,624	28,956
Washington Federal, Inc.	3,950	92,707
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Wauwatosa Holdings, Inc. (a)	1,226	$ 16,355
Westfield Financial, Inc.	1,086	10,491
Willow Financial Bancorp, Inc.	911	8,563
WSFS Financial Corp.	244	13,635
		2,120,325
TOTAL FINANCIALS		16,596,651
HEALTH CARE - 12.9%
Biotechnology - 6.3%
Aastrom Biosciences, Inc. (a)	3,712	3,415
Abraxis BioScience, Inc. (a)	1,895	111,805
Acadia Pharmaceuticals, Inc. (a)	1,282	14,538
Accentia Biopharmaceutical, Inc. (a)(d)	4,290	10,210
Achillion Pharmaceuticals, Inc.	2,091	10,392
Acorda Therapeutics, Inc. (a)	1,103	20,637
AEterna Zentaris, Inc. (sub. vtg.)(a)	3,891	6,655
Affymax, Inc.	700	17,822
Alexion Pharmaceuticals, Inc. (a)	1,638	119,115
Alkermes, Inc. (a)	4,738	67,564
Allos Therapeutics, Inc. (a)	5,420	37,452
Alnylam Pharmaceuticals, Inc. (a)	2,094	68,306
Altus Pharmaceuticals, Inc. (a)	1,380	14,614
Amgen, Inc. (a)	50,103	2,768,191
Amicus Therapeutics, Inc.	1,041	15,927
Amylin Pharmaceuticals, Inc. (a)	6,155	235,059
Anadys Pharmaceuticals, Inc. (a)	1,141	2,465
Angiotech Pharmaceuticals, Inc. (a)	4,579	18,136
Antigenics, Inc. (a)(d)	2,149	4,599
Arena Pharmaceuticals, Inc. (a)	2,933	25,664
ARIAD Pharmaceuticals, Inc. (a)(d)	5,143	23,144
ArQule, Inc. (a)	2,255	14,635
Array Biopharma, Inc. (a)	2,535	28,062
Avant Immunotherapeutics, Inc. (a)	3,213	1,446
AVI BioPharma, Inc. (a)	1,700	3,961
Avigen, Inc. (a)	1,684	7,039
BioCryst Pharmaceuticals, Inc. (a)	2,702	17,158
Biogen Idec, Inc. (a)	13,204	978,680
BioMarin Pharmaceutical, Inc. (a)	4,374	120,285
Biomira, Inc. (a)	3,163	1,142
Bionovo, Inc. (d)	3,200	6,016
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
BioSphere Medical, Inc. (a)	611	$ 3,562
Celgene Corp. (a)	17,561	1,080,880
Cell Genesys, Inc. (a)	4,799	11,182
Cell Therapeutics, Inc. (a)(d)	1,286	3,331
Cephalon, Inc. (a)	3,038	227,607
Cepheid, Inc. (a)	2,665	57,644
Coley Pharmaceutical Group, Inc. (a)	925	7,372
Combinatorx, Inc. (a)	1,079	5,751
Critical Therapeutics, Inc. (a)(d)	1,487	2,706
Crucell NV sponsored ADR (a)	512	9,544
Cubist Pharmaceuticals, Inc. (a)	2,437	51,762
CuraGen Corp. (a)	4,368	4,630
Curis, Inc. (a)	1,951	1,775
CV Therapeutics, Inc. (a)	3,316	28,916
Cyclacel Pharmaceuticals, Inc. (a)	732	4,063
Cytokinetics, Inc. (a)	2,756	13,394
Cytori Therapeutics, Inc. (a)	434	2,391
CytRx Corp. (a)	1,254	4,188
deCODE genetics, Inc. (a)(d)	1,985	8,575
Dendreon Corp. (a)(d)	3,991	19,955
DUSA Pharmaceuticals, Inc. (a)	923	1,975
Dyax Corp. (a)	2,655	10,089
Dynavax Technologies Corp. (a)	1,807	8,258
Encysive Pharmaceuticals, Inc. (a)	2,504	1,678
EntreMed, Inc. (a)	4,673	6,776
Enzon Pharmaceuticals, Inc. (a)	2,870	27,150
Epicept Corp. (a)	5,540	7,922
EPIX Pharmaceuticals, Inc. (a)	1,392	4,427
Exact Sciences Corp. (a)	1,230	5,277
Favrille, Inc. (a)	1,560	3,011
Forbes Medi-Tech, Inc. (a)	1,040	551
Genelabs Technologies, Inc. (a)	713	1,134
Genitope Corp. (a)(d)	3,647	15,354
Genomic Health, Inc. (a)	1,567	37,953
Gentium SpA sponsored ADR (a)	138	2,018
GenVec, Inc. (a)	4,370	8,041
Genzyme Corp. (a)	12,019	900,584
Geron Corp. (a)	4,277	27,672
Gilead Sciences, Inc. (a)	42,636	1,984,279
GTx, Inc. (a)	1,868	26,843
Halozyme Therapeutics, Inc. (a)	3,400	28,832
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Hana Biosciences, Inc. (a)	1,626	$ 1,935
Human Genome Sciences, Inc. (a)	6,500	67,665
Idenix Pharmaceuticals, Inc. (a)	2,306	5,511
ImClone Systems, Inc. (a)	3,801	171,387
ImmunoGen, Inc. (a)	2,035	9,768
Immunomedics, Inc. (a)	4,527	10,231
Incyte Corp. (a)	4,105	35,221
Indevus Pharmaceuticals, Inc. (a)	3,541	26,522
Infinity Pharmaceuticals, Inc. (a)	762	7,308
Inhibitex, Inc. (a)	1,533	1,487
Insmed, Inc. (a)	5,357	4,768
InterMune, Inc. (a)	1,746	28,355
Introgen Therapeutics, Inc. (a)	1,380	5,410
Isis Pharmaceuticals, Inc. (a)	4,385	77,571
Keryx Biopharmaceuticals, Inc. (a)	1,806	16,615
Kosan Biosciences, Inc. (a)	2,686	12,812
La Jolla Pharmaceutical Co. (a)	3,934	14,595
Lexicon Pharmaceuticals, Inc. (a)	5,575	19,345
LifeCell Corp. (a)	1,524	61,798
Ligand Pharmaceuticals, Inc. Class B	3,655	17,946
MannKind Corp. (a)(d)	4,635	43,569
Marshall Edwards, Inc. (a)	1,945	5,368
Martek Biosciences (a)	1,441	37,264
Maxygen, Inc. (a)	2,330	17,638
Medarex, Inc. (a)	5,999	76,187
Memory Pharmaceuticals Corp. (a)	4,800	2,688
Metabasis Therapeutics, Inc. (a)	1,518	4,341
Metabolix, Inc.	1,176	25,308
Micromet, Inc. (a)	415	726
Millennium Pharmaceuticals, Inc. (a)	14,847	218,845
Molecular Insight Pharmaceuticals, Inc. (d)	1,312	11,532
Momenta Pharmaceuticals, Inc. (a)	1,763	9,414
Monogram Biosciences, Inc. (a)	6,461	8,012
Myriad Genetics, Inc. (a)	2,036	98,135
Nabi Biopharmaceuticals (a)	3,990	13,167
Neopharm, Inc. (a)	731	548
Neose Technologies, Inc. (a)	1,126	1,802
Neurochem, Inc. (a)(d)	2,029	6,331
Neurocrine Biosciences, Inc. (a)	1,633	21,262
Neurogen Corp. (a)	1,639	5,409
NeurogesX, Inc.	1,369	9,186
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Northfield Laboratories, Inc. (a)	1,696	$ 1,832
Novacea, Inc. (a)	1,752	4,993
Novavax, Inc. (a)	2,057	7,487
NPS Pharmaceuticals, Inc. (a)	3,631	14,814
Nuvelo, Inc. (a)	2,576	4,482
Nymox Pharmaceutical Corp. (a)	1,810	11,892
Omrix Biopharmaceuticals, Inc. (a)	883	29,483
Oncolytics Biotech, Inc. (a)	1,142	2,604
ONYX Pharmaceuticals, Inc. (a)	2,569	140,113
Orchid Cellmark, Inc. (a)	2,602	11,917
OREXIGEN Therapeutics, Inc.	1,773	23,350
Orthologic Corp. (a)	1,251	1,639
Oscient Pharmaceuticals Corp. (a)	769	1,100
OSI Pharmaceuticals, Inc. (a)	2,631	122,684
Osiris Therapeutics, Inc. (a)(d)	1,517	16,945
OXiGENE, Inc. (a)	1,607	4,435
Panacos Pharmaceuticals, Inc. (a)	3,400	7,004
PDL BioPharma, Inc. (a)	5,471	96,891
Peregrine Pharmaceuticals, Inc. (a)	16,220	8,110
Pharmacopeia Drug Discovery, Inc. (a)	1,933	8,795
Pharmacyclics, Inc. (a)	1,146	2,349
Pharmasset, Inc.	924	12,382
Pharmion Corp. (a)	1,599	102,080
Poniard Pharmaceuticals, Inc. (a)	1,760	7,920
Progen Pharmaceuticals Ltd. (a)	522	1,227
Progenics Pharmaceuticals, Inc. (a)	1,545	29,973
QLT, Inc. (a)	4,361	21,543
Regeneron Pharmaceuticals, Inc. (a)	3,097	67,453
Renovis, Inc. (a)	1,133	3,818
Rigel Pharmaceuticals, Inc. (a)	2,099	15,029
Sangamo Biosciences, Inc. (a)	2,130	32,738
Savient Pharmaceuticals, Inc. (a)	2,981	41,913
SciClone Pharmaceuticals, Inc. (a)	1,927	3,970
Seattle Genetics, Inc. (a)	3,178	34,926
Senomyx, Inc. (a)	1,884	13,188
SIGA Technologies, Inc. (a)	2,219	7,744
Sonus Pharmaceuticals, Inc. (a)	3,590	2,046
StemCells, Inc. (a)	2,240	4,346
Sunesis Pharmaceuticals, Inc. (a)	1,761	3,733
Synta Pharmaceuticals Corp.	1,342	9,998
Targacept, Inc. (a)	1,419	13,622
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Telik, Inc. (a)(d)	2,715	$ 9,095
Tercica, Inc. (a)(d)	2,496	16,573
Theravance, Inc. (a)	2,300	55,407
Threshold Pharmaceuticals, Inc. (a)	1,985	1,114
TorreyPines Therapeutics, Inc. (a)	277	717
Trimeris, Inc. (a)	671	4,120
Trubion Pharmaceuticals, Inc. (d)	854	8,531
United Therapeutics Corp. (a)	962	96,277
Vanda Pharmaceuticals, Inc. (a)	1,177	10,581
Vertex Pharmaceuticals, Inc. (a)	6,158	156,352
Vical, Inc. (a)	1,765	8,084
Vion Pharmaceuticals, Inc. (a)	2,003	1,402
XOMA Ltd.	8,572	30,859
Zymogenetics, Inc. (a)(d)	3,440	50,499
		12,048,347
Health Care Equipment & Supplies - 2.0%
Abaxis, Inc. (a)	1,298	43,055
Abiomed, Inc. (a)	1,046	13,441
Accuray, Inc.	2,357	39,150
Align Technology, Inc. (a)	3,139	53,018
Alphatec Holdings, Inc. (a)	1,065	4,888
American Medical Systems Holdings, Inc. (a)	3,073	42,008
Analogic Corp.	675	36,329
Angiodynamics, Inc. (a)	981	19,041
Anika Therapeutics, Inc. (a)	1,002	14,098
ArthroCare Corp. (a)	1,186	64,198
Aspect Medical Systems, Inc. (a)	1,014	15,068
Atricure, Inc. (a)	695	7,972
Atrion Corp.	134	15,915
BioLase Technology, Inc.	592	1,735
Candela Corp. (a)	1,339	8,302
Cardiac Science Corp. (a)	813	6,854
Cardiodynamics International Corp. (a)	1,574	582
Cerus Corp. (a)	1,646	12,707
China Medical Technologies, Inc. sponsored ADR	758	31,889
Clinical Data, Inc. (a)	702	17,304
Conceptus, Inc. (a)	1,295	26,017
CONMED Corp. (a)	1,530	38,066
Cutera, Inc. (a)	521	7,888
Cyberonics, Inc. (a)	1,499	20,446
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Cynosure, Inc. Class A (a)	416	$ 12,351
Datascope Corp.	626	22,905
DENTSPLY International, Inc.	6,997	299,332
DexCom, Inc. (a)	1,171	10,129
E-Z-EM, Inc. (a)	876	18,133
Electro-Optical Sciences, Inc. (a)	1,612	7,931
Endologix, Inc. (a)	1,944	5,132
ev3, Inc. (a)	4,821	70,579
Exactech, Inc. (a)	534	10,514
Gen-Probe, Inc. (a)	2,416	161,606
Given Imaging Ltd. (a)	1,505	35,021
Hansen Medical, Inc. (d)	1,063	31,348
HealthTronics, Inc. (a)	1,523	6,458
Hologic, Inc. (a)	5,597	371,585
Home Diagnostics, Inc. (a)	835	6,488
I-Flow Corp. (a)	1,516	25,272
ICU Medical, Inc. (a)	885	32,851
IDEXX Laboratories, Inc. (a)	2,704	163,592
Immucor, Inc. (a)	3,222	106,874
Insulet Corp.	1,257	34,517
Integra LifeSciences Holdings Corp. (a)	1,328	55,046
Intuitive Surgical, Inc. (a)	1,749	573,112
IRIS International, Inc. (a)	690	12,489
Kensey Nash Corp. (a)	550	14,828
LeMaitre Vascular, Inc.	426	2,999
Lifecore Biomedical, Inc. (a)	614	7,528
Masimo Corp.	2,637	97,464
Medical Action Industries, Inc. (a)	742	14,847
Meridian Bioscience, Inc.	2,149	66,297
Merit Medical Systems, Inc. (a)	1,302	18,918
Micrus Endovascular Corp. (a)	653	11,956
National Dentex Corp. (a)	337	5,277
Natus Medical, Inc. (a)	1,461	24,647
Neogen Corp. (a)	814	21,579
NeuroMetrix, Inc. (a)(d)	497	4,155
NMT Medical, Inc. (a)	513	2,575
Northstar Neuroscience, Inc. (a)	1,041	9,608
NUCRYST Pharmaceuticals Corp. (a)	862	1,474
Nutraceutical International Corp. (a)	1,319	14,549
NuVasive, Inc. (a)	1,740	74,072
NxStage Medical, Inc. (a)	1,424	18,313
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
OraSure Technologies, Inc. (a)	2,902	$ 27,511
Orthofix International NV (a)	715	41,763
Orthovita, Inc. (a)	3,496	12,306
Osteotech, Inc. (a)	1,235	10,152
Palomar Medical Technologies, Inc. (a)	1,008	17,680
Possis Medical, Inc. (a)	574	8,931
Quidel Corp. (a)	1,644	31,072
Regeneration Technologies, Inc. (a)	856	7,601
Respironics, Inc. (a)	3,193	157,287
Rochester Medical Corp. (a)	328	4,182
Shamir Optical Industry Ltd.	707	6,335
Sirona Dental Systems, Inc. (a)	2,421	65,512
Somanetics Corp. (a)	771	15,428
Sonic Innovations, Inc. (a)	1,423	11,854
SonoSite, Inc. (a)	970	32,223
Staar Surgical Co. (a)	832	2,346
Stereotaxis, Inc. (a)	2,207	29,772
SurModics, Inc. (a)(d)	854	44,101
Synergetics USA, Inc. (a)	1,175	3,396
Syneron Medical Ltd. (a)	1,227	18,000
Synovis Life Technologies, Inc. (a)	230	4,326
The Spectranetics Corp. (a)	1,041	15,792
Thermage, Inc.	818	5,178
ThermoGenesis Corp. (a)	4,407	9,475
Thoratec Corp. (a)	2,829	55,420
TomoTherapy, Inc.	2,307	42,910
Trinity Biotech PLC sponsored ADR (a)	674	5,904
Utah Medical Products, Inc.	500	15,100
Vascular Solutions, Inc. (a)	1,180	7,894
Vital Signs, Inc.	750	39,683
Vnus Medical Technologies, Inc. (a)	439	6,177
Volcano Corp. (a)	1,631	23,829
Wright Medical Group, Inc. (a)	1,694	45,704
Xtent, Inc.	1,150	12,202
Young Innovations, Inc.	390	9,068
Zoll Medical Corp. (a)	1,173	27,307
		3,897,743
Health Care Providers & Services - 1.5%
Air Methods Corp. (a)	670	35,276
Allied Healthcare International, Inc. (a)	1,897	4,667
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
Allion Healthcare, Inc. (a)	696	$ 4,079
Amedisys, Inc. (a)	1,234	52,642
America Service Group, Inc. (a)	530	4,272
American Dental Partners, Inc. (a)	487	9,706
AmSurg Corp. (a)	1,724	44,583
Animal Health International, Inc.	1,331	15,972
athenahealth, Inc. (d)	1,448	61,772
Bio-Reference Laboratories, Inc. (a)	768	25,705
BioScrip, Inc. (a)	2,063	18,134
Chindex International, Inc. (a)	177	5,944
Corvel Corp. (a)	589	13,694
Cross Country Healthcare, Inc. (a)	1,487	21,651
Dialysis Corp. of America (a)	301	2,531
Express Scripts, Inc. (a)	11,843	802,363
Gentiva Health Services, Inc. (a)	1,753	31,659
Health Grades, Inc. (a)	1,360	7,385
HealthExtras, Inc. (a)	1,922	51,068
Healthways, Inc. (a)	1,586	92,575
Henry Schein, Inc. (a)	4,073	240,918
HMS Holdings Corp. (a)	1,151	35,739
Hythiam, Inc. (a)(d)	2,025	6,541
InVentiv Health, Inc. (a)	1,453	42,399
LCA-Vision, Inc.	1,176	19,122
LHC Group, Inc. (a)	1,005	25,728
LifePoint Hospitals, Inc. (a)	2,596	82,137
Lincare Holdings, Inc. (a)	3,957	135,290
Magellan Health Services, Inc. (a)	1,843	83,764
Matria Healthcare, Inc. (a)	882	20,039
Medcath Corp. (a)	881	22,395
MWI Veterinary Supply, Inc. (a)	434	18,263
National Medical Health Card Systems, Inc. (a)	330	3,099
National Research Corp.	370	10,046
Nighthawk Radiology Holdings, Inc. (a)	1,452	30,695
NovaMed Eyecare, Inc. (a)	1,179	5,506
Odyssey Healthcare, Inc. (a)	1,312	13,120
Patterson Companies, Inc. (a)	6,231	200,514
PDI, Inc. (a)	594	5,762
Providence Service Corp. (a)	853	23,867
PSS World Medical, Inc. (a)	2,944	56,466
Psychiatric Solutions, Inc. (a)	2,397	87,562
QMed, Inc. (a)	603	48
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
Radiation Therapy Services, Inc. (a)	1,013	$ 31,595
RadNet, Inc. (a)	1,172	11,017
ResCare, Inc. (a)	1,417	32,279
Rotech Healthcare, Inc. (a)	695	334
Rural/Metro Corp. (a)	909	2,872
Sun Healthcare Group, Inc. (a)	2,385	39,567
The Ensign Group, Inc.	666	10,922
TLC Vision Corp. (a)	4,732	12,351
U.S. Physical Therapy, Inc. (a)	574	7,881
VCA Antech, Inc. (a)	3,748	153,780
Visicu, Inc. (a)	1,157	9,696
VistaCare, Inc. Class A (a)	1,078	8,452
		2,795,444
Health Care Technology - 0.3%
Allscripts Healthcare Solutions, Inc. (a)	2,679	47,392
AMICAS, Inc. (a)	2,483	6,133
Cerner Corp. (a)	3,676	219,641
Computer Programs & Systems, Inc.	714	15,901
Eclipsys Corp. (a)	2,621	60,807
Emageon, Inc. (a)	1,549	7,373
HLTH Corp. (a)	8,637	120,832
iCAD, Inc. (a)	870	1,914
Merge Technologies, Inc. (a)	930	1,218
Omnicell, Inc. (a)	1,601	42,218
Phase Forward, Inc. (a)	1,828	44,603
SXC Health Solutions Corp. (a)	785	11,007
Transcend Services, Inc. (a)	710	11,928
TriZetto Group, Inc. (a)	2,321	35,813
Vital Images, Inc. (a)	671	12,105
		638,885
Life Sciences Tools & Services - 1.0%
Accelrys, Inc. (a)	737	5,918
Affymetrix, Inc. (a)	2,937	61,236
Albany Molecular Research, Inc. (a)	1,520	20,079
AMAG Pharmaceuticals, Inc. (a)	767	44,202
Bruker BioSciences Corp. (a)	5,167	48,001
Caliper Life Sciences, Inc. (a)	1,798	9,835
Combimatrix Corp. (a)	142	994
Compugen Ltd. (a)	1,757	3,057
Dionex Corp. (a)	966	81,598
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Life Sciences Tools & Services - continued
Draxis Health, Inc. (a)	2,950	$ 11,654
Encorium Group, Inc. (a)	2,146	4,228
eResearchTechnology, Inc. (a)	2,741	32,508
Exelixis, Inc. (a)	4,159	36,308
Gene Logic, Inc. (a)	1,810	1,776
Harvard Bioscience, Inc. (a)	973	4,126
ICON PLC sponsored ADR (a)	1,235	73,248
Illumina, Inc. (a)	2,377	137,367
Immunicon Corp. (a)	1,388	1,332
Invitrogen Corp. (a)	2,092	202,945
Kendle International, Inc. (a)	567	24,477
Luminex Corp. (a)(d)	1,847	29,570
Medivation, Inc. (a)	1,300	17,680
Medtox Scientific, Inc. (a)	357	6,494
Nanogen, Inc. (a)	940	593
Nektar Therapeutics (a)	4,545	30,315
PAREXEL International Corp. (a)	1,314	58,145
Pharmaceutical Product Development, Inc.	5,573	235,961
PharmaNet Development Group, Inc. (a)	758	29,941
PRA International (a)	950	28,785
QIAGEN NV (a)	8,423	177,473
Sequenom, Inc. (a)	2,553	23,692
Techne Corp. (a)	1,694	110,364
Third Wave Technologies, Inc. (a)	3,052	24,630
Varian, Inc. (a)	1,390	97,370
Ventana Medical Systems, Inc. (a)	1,590	141,224
		1,817,126
Pharmaceuticals - 1.8%
Acusphere, Inc. (a)	1,243	994
Adams Respiratory Therapeutics, Inc. (a)	1,718	74,115
Adolor Corp. (a)	1,931	7,531
Akorn, Inc. (a)	4,150	31,706
Alexza Pharmaceuticals, Inc. (a)	1,512	13,245
Amarin Corp. PLC sponsored ADR (a)	2,701	972
Anesiva, Inc. (a)	2,189	11,120
APP Pharmaceuticals, Inc.	7,583	89,100
Artes Medical, Inc.	195	546
Aspreva Pharmaceuticals Corp. (a)	1,679	43,234
Atherogenics, Inc. (a)	2,323	1,301
Auxilium Pharmaceuticals, Inc. (a)	2,024	56,773
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
AVANIR Pharmaceuticals Class A (a)	1,525	$ 2,608
Axcan Pharma, Inc. (a)	2,566	58,103
Barrier Therapeutics, Inc. (a)	1,043	4,360
Beijing Med-Pharm Corp. (a)(d)	1,486	15,038
Biodel, Inc.	957	16,814
BioForm Medical, Inc.	1,379	10,701
BioMimetic Therapeutics, Inc. (a)	903	11,008
Cadence Pharmaceuticals, Inc.	1,375	18,508
Cardiome Pharma Corp. (a)	3,117	31,455
Collagenex Pharmaceuticals, Inc. (a)	1,553	12,362
Columbia Laboratories, Inc. (a)	1,899	4,368
Cypress Bioscience, Inc. (a)	1,787	21,801
DepoMed, Inc. (a)	2,463	7,143
Discovery Laboratories, Inc. (a)	4,625	13,505
Durect Corp. (a)	4,092	23,734
Emisphere Technologies, Inc. (a)	1,366	4,453
Endo Pharmaceuticals Holdings, Inc. (a)	5,989	164,158
Eurand NV	2,150	31,928
Flamel Technologies SA sponsored ADR (a)(d)	1,311	11,170
Generex Biotechnology Corp. (a)(d)	5,909	9,927
Hi-Tech Pharmacal Co., Inc. (a)	462	4,638
Hollis-Eden Pharmaceuticals, Inc. (a)	580	1,102
Inspire Pharmaceuticals, Inc. (a)	3,078	18,345
Ista Pharmaceuticals, Inc. (a)	1,726	8,923
Jazz Pharmaceuticals, Inc.	1,184	18,364
Labopharm, Inc. (a)	3,695	3,659
Map Pharmaceuticals, Inc.	1,099	14,957
Matrixx Initiatives, Inc. (a)	372	6,023
Medicines Co. (a)	2,401	42,450
MGI Pharma, Inc. (a)	3,724	128,888
MiddleBrook Pharmaceuticals, Inc. (a)(d)	5,533	6,197
Nastech Pharmaceutical Co., Inc. (a)	1,139	4,328
Nexmed, Inc. (a)	672	934
NitroMed, Inc. (a)	982	1,031
Noven Pharmaceuticals, Inc. (a)	1,490	23,587
Novogen Ltd. sponsored ADR (a)	97	604
Obagi Medical Products, Inc.	1,285	23,644
Optimer Pharmaceuticals, Inc.	1,303	9,121
Pain Therapeutics, Inc. (a)	3,006	31,533
Penwest Pharmaceuticals Co. (a)	1,484	9,038
Perrigo Co.	4,258	131,572
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Pharmos Corp. (a)	462	$ 236
Pozen, Inc. (a)(d)	1,285	13,403
Quigley Corp. (a)	1,566	7,908
Replidyne, Inc. (a)	1,754	7,490
Repros Therapeutics, Inc. (a)	257	2,526
Salix Pharmaceuticals Ltd. (a)(d)	2,714	30,831
Santarus, Inc. (a)	3,045	7,734
Sciele Pharma, Inc. (a)	1,605	35,824
Sepracor, Inc. (a)	4,894	129,838
Shire PLC sponsored ADR	2,866	203,343
Sirtris Pharmaceuticals, Inc. (d)	1,135	18,262
Somaxon Pharmaceuticals, Inc. (a)	769	4,468
Spectrum Pharmaceuticals, Inc. (a)	2,018	6,599
SuperGen, Inc. (a)	3,481	14,725
Teva Pharmaceutical Industries Ltd. sponsored ADR	27,426	1,224,022
ViroPharma, Inc. (a)	3,623	32,390
Vivus, Inc. (a)	3,798	21,497
Warner Chilcott Ltd. (a)	11,427	208,543
XenoPort, Inc. (a)	1,285	67,578
Zila, Inc. (a)	3,259	3,129
		3,333,065
TOTAL HEALTH CARE		24,530,610
INDUSTRIALS - 6.1%
Aerospace & Defense - 0.3%
AeroVironment, Inc.	871	20,982
American Science & Engineering, Inc.	467	27,016
Applied Signal Technology, Inc.	561	7,164
Argon ST, Inc. (a)	996	18,147
Ascent Solar Technologies, Inc. (a)	576	9,786
Astronics Corp. (a)	339	17,862
BE Aerospace, Inc. (a)	4,165	195,755
Ceradyne, Inc. (a)	1,283	63,432
Elbit Systems Ltd.	1,823	103,273
Herley Industries, Inc. (a)	746	10,541
Innovative Solutions & Support, Inc. (a)	1,067	15,183
Ionatron, Inc. (a)(d)	3,427	11,857
Ladish Co., Inc. (a)	750	33,120
Limco-Piedmont, Inc.	806	10,220
LMI Aerospace, Inc. (a)	448	10,931
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Aerospace & Defense - continued
MTC Technologies, Inc. (a)	622	$ 10,170
Sypris Solutions, Inc.	676	4,698
Taser International, Inc. (a)(d)	3,257	45,631
		615,768
Air Freight & Logistics - 0.6%
ABX Air, Inc. (a)	3,839	17,084
Atlas Air Worldwide Holdings, Inc. (a)	886	46,648
C.H. Robinson Worldwide, Inc.	7,897	407,090
Dynamex, Inc. (a)	596	16,372
Expeditors International of Washington, Inc.	9,749	457,423
Forward Air Corp.	1,693	54,802
Hub Group, Inc. Class A (a)	1,986	51,795
Pacer International, Inc.	1,724	23,722
Park-Ohio Holdings Corp. (a)	771	18,149
UTI Worldwide, Inc.	4,227	100,307
		1,193,392
Airlines - 0.4%
Allegiant Travel Co.	900	31,860
Frontier Airlines Holdings, Inc. (a)(d)	1,453	8,863
JetBlue Airways Corp. (a)(d)	8,891	62,237
MAIR Holdings, Inc. (a)	1,544	7,797
Mesa Air Group, Inc. (a)	2,636	9,964
Pinnacle Airlines Corp. (a)	1,418	23,057
Republic Airways Holdings, Inc. (a)	1,879	37,730
Ryanair Holdings PLC sponsored ADR (a)	5,305	215,224
SkyWest, Inc.	2,857	75,168
UAL Corp. (a)	5,323	217,924
		689,824
Building Products - 0.1%
Aaon, Inc.	1,304	24,815
American Woodmark Corp.	798	15,457
Apogee Enterprises, Inc.	1,627	36,152
Builders FirstSource, Inc. (a)	1,474	10,200
Dayton Superior Corp.	383	1,578
Gibraltar Industries, Inc.	1,466	20,495
Insteel Industries, Inc.	1,270	14,440
PGT, Inc. (a)	1,123	6,199
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Building Products - continued
Universal Forest Products, Inc.	846	$ 24,204
US Home Systems, Inc. (a)	272	1,624
		155,164
Commercial Services & Supplies - 1.3%
51job, Inc. sponsored ADR (a)	198	4,055
Advisory Board Co. (a)	840	54,608
American Ecology Corp.	1,049	23,330
APAC Customer Services, Inc. (a)	2,411	3,592
Arrowhead Research Corp. (a)	1,920	7,834
Barrett Business Services, Inc.	449	7,355
Casella Waste Systems, Inc. Class A (a)	1,581	23,668
CECO Environmental Corp. (a)	977	11,323
Cintas Corp.	7,323	234,263
Clean Harbors, Inc. (a)	820	44,067
Comsys IT Partners, Inc. (a)	927	12,375
Copart, Inc. (a)	3,923	146,563
Corporate Executive Board Co.	1,572	105,465
CoStar Group, Inc. (a)	996	47,997
CRA International, Inc. (a)	570	26,368
Danka Business Systems PLC sponsored ADR (a)	836	205
Diamond Management & Technology Consultants, Inc.	2,113	15,700
eTelecare Global Solutions, Inc. ADR	368	3,614
Exponent, Inc. (a)	884	24,619
First Advantage Corp. Class A (a)	418	7,608
First Consulting Group, Inc. (a)	1,495	19,136
Fuel Tech, Inc. (a)(d)	1,311	32,002
G&K Services, Inc. Class A	958	38,962
GeoEye, Inc. (a)	693	21,982
Healthcare Services Group, Inc.	2,037	44,610
Heidrick & Struggles International, Inc.	907	32,897
Herman Miller, Inc.	2,797	76,778
Hill International, Inc. (a)	1,485	16,335
HireRight, Inc.	881	11,021
Hudson Highland Group, Inc. (a)	1,554	13,846
Huron Consulting Group, Inc. (a)	865	63,379
ICF International, Inc. (a)	519	13,416
ICT Group, Inc. (a)	936	10,371
InnerWorkings, Inc. (a)	2,410	38,199
Interface, Inc. Class A	2,670	46,565
Intersections, Inc. (a)	441	4,361
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Kelly Services, Inc. Class A (non-vtg.)	1,847	$ 35,185
Kenexa Corp. (a)	1,120	21,694
Kforce, Inc. (a)	2,039	22,123
Layne Christensen Co. (a)	858	48,863
Learning Tree International, Inc. (a)	1,097	27,798
LECG Corp. (a)	895	14,195
McGrath RentCorp.	1,426	37,917
Mobile Mini, Inc. (a)	1,580	30,368
Monster Worldwide, Inc. (a)	5,762	194,583
Multi-Color Corp.	501	11,974
Odyssey Marine Exploration, Inc. (a)	1,801	10,140
On Assignment, Inc. (a)	1,390	8,882
PeopleSupport, Inc. (a)	1,045	14,682
Perma-Fix Environmental Services, Inc. (a)	2,601	6,763
Protection One, Inc. (a)(d)	883	10,305
RCM Technologies, Inc. (a)	426	2,445
Resources Connection, Inc.	2,240	46,189
School Specialty, Inc. (a)	1,009	36,011
Standard Parking Corp. (a)	633	29,352
Stericycle, Inc. (a)	3,618	212,919
Team, Inc. (a)	663	19,810
Teletech Holdings, Inc. (a)	3,287	68,074
Tetra Tech, Inc. (a)	2,446	50,681
Thomas Group	587	4,361
United Stationers, Inc. (a)	1,240	62,818
Virco Manufacturing Co.	1,086	8,623
VSE Corp.	199	10,270
Waste Industries USA, Inc.	838	28,324
Waste Services, Inc. (a)	2,681	24,772
WCA Waste Corp. (a)	2,105	16,061
		2,404,651
Construction & Engineering - 0.3%
Foster Wheeler Ltd. (a)	3,279	488,571
Great Lakes Dredge & Dock Corp.	2,920	26,017
Insituform Technologies, Inc. Class A (a)(d)	1,365	17,731
Integrated Electrical Services, Inc. (a)	652	12,238
Modtech Holdings, Inc. (a)	1,009	928
Northwest Pipe Co. (a)	485	16,136
Sterling Construction Co., Inc. (a)	731	17,559
		579,180
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Electrical Equipment - 1.0%
Active Power, Inc. (a)	2,586	$ 5,819
American Superconductor Corp. (a)	1,947	47,001
BTU International, Inc. (a)	402	5,990
Canadian Solar, Inc. (d)	2,165	34,034
Capstone Turbine Corp. (a)(d)	3,505	4,276
China BAK Battery, Inc. (a)(d)	2,286	9,053
China Sunergy Co. Ltd. ADR (d)	859	6,511
Coleman Cable, Inc. (a)	500	5,195
Deswell Industries, Inc.	609	3,825
Encore Wire Corp.	1,157	19,785
Energy Conversion Devices, Inc. (a)(d)	1,813	46,902
Evergreen Solar, Inc. (a)(d)	4,229	55,696
First Solar, Inc.	3,564	845,203
Franklin Electric Co., Inc.	1,066	41,531
FuelCell Energy, Inc. (a)	3,132	28,407
Fushi International, Inc. (a)	816	13,586
Genlyte Group, Inc. (a)	1,248	117,624
Harbin Electric, Inc. (a)	650	11,785
Hoku Scientific, Inc. (a)(d)	796	6,583
Hydrogenics Corp. (a)(d)	3,294	3,492
II-VI, Inc. (a)	1,568	52,591
JA Solar Holdings Co. Ltd. ADR	816	48,421
LSI Industries, Inc.	1,143	23,614
Medis Technologies Ltd. (a)(d)	1,387	17,712
Microvision, Inc. (a)(d)	3,373	13,694
Plug Power, Inc. (a)	6,316	22,864
Powell Industries, Inc. (a)	749	30,597
Power-One, Inc. (a)	3,532	16,494
Preformed Line Products Co.	259	13,947
Solarfun Power Holdings Co. Ltd. ADR (d)	355	5,804
Sunpower Corp. Class A (a)	1,825	227,103
Superior Essex, Inc. (a)	830	20,136
TAT Technologies Ltd.	78	1,166
Ultralife Batteries, Inc. (a)	686	8,616
Valence Technology, Inc. (a)(d)	2,374	5,460
Vicor Corp.	2,196	31,710
Woodward Governor Co.	1,696	116,244
		1,968,471
Industrial Conglomerates - 0.0%
Raven Industries, Inc.	970	33,688
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - 1.1%
3D Systems Corp. (a)(d)	1,292	$ 22,700
A.S.V., Inc. (a)(d)	1,701	19,834
AB Volvo sponsored ADR	1,675	28,542
Altra Holdings, Inc.	1,190	19,076
American Railcar Industries, Inc.	997	15,334
Astec Industries, Inc. (a)	1,092	41,016
Axsys Technologies, Inc. (a)	558	23,603
Basin Water, Inc. (a)(d)	1,439	10,087
Bucyrus International, Inc. Class A	1,779	156,036
Chart Industries, Inc. (a)	1,570	43,646
Columbus McKinnon Corp. (NY Shares) (a)	850	26,452
Commercial Vehicle Group, Inc. (a)	736	9,811
Dynamic Materials Corp.	432	27,419
Flanders Corp. (a)	1,144	7,608
Flow International Corp. (a)	1,397	11,036
Force Protection, Inc. (a)(d)	3,319	35,878
FreightCar America, Inc.	549	18,650
Gehl Co. (a)	645	10,455
Hardinge, Inc.	253	3,990
Hurco Companies, Inc. (a)	280	11,556
Joy Global, Inc.	4,914	285,012
K-Tron International, Inc. (a)	110	12,540
L.B. Foster Co. Class A (a)	696	31,884
Lincoln Electric Holdings, Inc.	1,935	135,005
MFRI, Inc. (a)	146	2,111
Middleby Corp. (a)	910	69,060
Nordson Corp.	1,545	81,576
Omega Flex, Inc.	414	5,908
PACCAR, Inc.	17,107	865,785
Peerless Manufacturing Co. (a)	281	10,462
Portec Rail Products, Inc.	692	7,280
RBC Bearings, Inc. (a)	1,207	44,393
Sun Hydraulics Corp.	774	22,485
Tecumseh Products Co.:
Class A (non-vtg.) (a)	1,046	24,863
Class B (a)	262	5,547
TurboChef Technologies, Inc. (a)	1,655	24,610
Twin Disc, Inc.	233	14,476
		2,185,726
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Marine - 0.3%
Alexander & Baldwin, Inc.	1,923	$ 98,804
American Commercial Lines, Inc. (a)	2,461	42,797
Aries Maritime Transport Ltd.	1,020	7,038
DryShips, Inc.	1,685	159,199
Eagle Bulk Shipping, Inc.	1,813	51,852
Euroseas Ltd.	748	11,407
OceanFreight, Inc.	753	16,476
Omega Navigation Enterprises, Inc. Class A	275	4,793
Paragon Shipping, Inc.	1,288	26,275
Quintana Maritime Ltd.	2,405	63,853
TBS International Ltd. Class A (a)	745	32,527
Ultrapetrol (Bahamas) Ltd.	1,325	23,015
		538,036
Road & Rail - 0.4%
AMERCO (a)	958	62,720
Arkansas Best Corp.	1,076	24,533
Celadon Group, Inc. (a)	1,014	7,909
Covenant Transportn Group, Inc. Class A (a)	611	4,356
Frozen Food Express Industries, Inc.	1,931	10,659
Heartland Express, Inc.	4,452	64,688
J.B. Hunt Transport Services, Inc.	5,720	150,379
Landstar System, Inc.	2,618	104,144
Marten Transport Ltd. (a)	1,029	11,278
Old Dominion Freight Lines, Inc. (a)	1,582	35,642
P.A.M. Transportation Services, Inc. (a)	668	10,027
Patriot Transportation Holding, Inc. (a)	214	20,092
Quality Distribution, Inc. (a)	1,569	7,782
Saia, Inc. (a)	753	9,819
Trailer Bridge, Inc. (a)	724	7,725
Universal Truckload Services, Inc. (a)	990	17,276
USA Truck, Inc. (a)	550	7,975
Vitran Corp., Inc.	938	12,494
Werner Enterprises, Inc.	3,374	59,214
YRC Worldwide, Inc. (a)	2,476	43,850
		672,562
Trading Companies & Distributors - 0.3%
Aceto Corp.	828	6,558
Beacon Roofing Supply, Inc. (a)	2,041	18,798
Electro Rent Corp.	1,443	19,740
Fastenal Co.	6,952	275,577
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Trading Companies & Distributors - continued
H&E Equipment Services, Inc. (a)	1,668	$ 28,806
Houston Wire & Cable Co.	1,065	15,773
Industrial Distribution Group, Inc. (a)	369	4,140
Kaman Corp.	1,168	37,259
Lawson Products, Inc.	645	21,820
Mitsui & Co. Ltd. sponsored ADR	22	10,120
NuCo2, Inc. (a)	701	19,334
Rush Enterprises, Inc.:
Class A (a)	766	12,072
Class B (a)	1,009	15,983
UAP Holding Corp.	2,572	76,929
		562,909
Transportation Infrastructure - 0.0%
Grupo Aeroportuario Norte Sab de CV ADR	866	23,443
Quixote Corp.	489	9,012
		32,455
TOTAL INDUSTRIALS		11,631,826
INFORMATION TECHNOLOGY - 50.0%
Communications Equipment - 9.4%
3Com Corp. (a)	18,500	79,735
Acme Packet, Inc.	2,767	34,034
ADC Telecommunications, Inc. (a)	5,591	92,587
Adtran, Inc.	2,894	62,771
Airspan Networks, Inc. (a)	2,489	4,654
Airvana, Inc.	2,600	16,432
Alvarion Ltd. (a)	2,562	24,980
Anaren, Inc. (a)	1,301	20,035
Andrew Corp. (a)	7,179	105,244
Arris Group, Inc. (a)	5,460	56,948
Aruba Networks, Inc.	3,600	50,184
AudioCodes Ltd. (a)	1,741	8,931
Avanex Corp. (a)	12,464	18,696
Avici Systems, Inc.	1,421	10,558
Avocent Corp.	2,483	61,827
Aware, Inc. (a)	1,453	7,163
Bel Fuse, Inc.:
Class A	177	6,186
Class B (non-vtg.)	300	8,976
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
BigBand Networks, Inc.	2,700	$ 16,173
Black Box Corp.	852	31,354
Blue Coat Systems, Inc. (a)	1,546	55,981
Bookham, Inc. (a)	4,309	10,945
C-COR, Inc. (a)	1,969	24,179
Carrier Access Corp. (a)	1,526	3,464
Ceragon Networks Ltd. (a)	1,565	20,220
China GrenTech Corp. Ltd. ADR (a)	53	465
China Techfaith Wireless Communication Technology Ltd. sponsored ADR (a)(d)	798	4,573
Ciena Corp. (a)	3,974	174,777
Cisco Systems, Inc. (a)	280,421	7,857,396
Comtech Group, Inc. (a)	1,575	27,941
Comtech Telecommunications Corp. (a)	1,134	56,314
Digi International, Inc. (a)	1,799	27,669
Ditech Networks, Inc. (a)	1,208	3,902
EFJ, Inc. (a)	1,024	3,000
EMS Technologies, Inc. (a)	1,046	30,449
Endwave Corp. (a)	412	3,230
Exfo Electro-Optical Engineering, Inc. (sub. vtg.) (a)	922	4,823
Extreme Networks, Inc. (a)	7,442	27,089
F5 Networks, Inc. (a)	3,909	103,276
Finisar Corp. (a)	14,260	24,242
Foundry Networks, Inc. (a)	6,848	120,730
Globecomm Systems, Inc. (a)	1,123	12,634
Harmonic, Inc. (a)	4,008	41,563
Harris Stratex Networks, Inc. Class A (a)	1,328	22,868
Hughes Communications, Inc. (a)	968	51,449
Infinera Corp.	3,919	85,473
InterDigital, Inc. (a)	2,445	44,010
Ituran Location & Control Ltd.	1,591	16,387
Ixia (a)	3,978	41,093
JDS Uniphase Corp. (a)	9,816	132,123
Juniper Networks, Inc. (a)	23,637	702,492
KVH Industries, Inc. (a)	419	3,641
Loral Space & Communications Ltd. (a)	977	33,452
Metalink Ltd. (a)(d)	1,755	8,406
MRV Communications, Inc. (a)	7,974	17,862
NETGEAR, Inc. (a)	1,638	55,512
Network Engines, Inc. (a)	1,511	2,478
Neutral Tandem, Inc.	1,350	24,692
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Nextwave Wireless, Inc. (a)	4,000	$ 24,040
Nice Systems Ltd. sponsored ADR (a)	2,099	68,385
NMS Communications Corp. (a)	1,666	2,582
NumereX Corp. Class A (a)	847	6,827
Occam Networks, Inc. (a)	651	2,519
Oplink Communications, Inc. (a)	1,319	21,302
Opnext, Inc.	3,029	24,535
Optium Corp. (d)	1,536	12,902
ORBCOMM, Inc.	1,542	12,012
Orckit Communications Ltd. (a)	601	4,213
Packeteer, Inc. (a)	2,182	14,750
Parkervision, Inc. (a)(d)	1,061	10,430
PC-Tel, Inc. (a)	1,155	8,651
Pegasus Wireless Corp. warrants 8/11/08 (a)	250	0
Performance Technologies, Inc. (a)	470	2,284
Polycom, Inc. (a)	4,171	101,230
Powerwave Technologies, Inc. (a)	6,700	27,738
Qiao Xing Universal Telephone, Inc. (a)(d)	925	7,789
QUALCOMM, Inc.	77,055	3,142,303
RADWARE Ltd. (a)	685	9,200
Radyne Corp. (a)	1,102	10,116
Research In Motion Ltd. (a)	25,808	2,937,467
Riverbed Technology, Inc. (a)	3,183	90,015
SCM Microsystems, Inc. (a)	1,068	3,749
SeaChange International, Inc. (a)	1,245	9,387
ShoreTel, Inc.	2,588	40,166
Sierra Wireless, Inc. (a)	1,359	21,866
Silicom Ltd. (a)	400	5,712
Sonus Networks, Inc. (a)	12,165	80,046
Starent Networks Corp.	3,021	63,139
Sycamore Networks, Inc. (a)	15,201	58,524
Symmetricom, Inc. (a)	2,546	10,973
Tekelec (a)	3,296	40,541
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR	6,291	153,878
Tellabs, Inc. (a)	19,146	133,256
Telular Corp. (a)	871	5,836
Tollgrade Communications, Inc. (a)	443	3,517
UTStarcom, Inc. (a)(d)	5,640	16,356
ViaSat, Inc. (a)	1,507	50,258
Westell Technologies, Inc. Class A (a)	3,694	5,615
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
WJ Communications, Inc. (a)	2,092	$ 1,841
Zhone Technologies, Inc. (a)	6,304	7,880
		17,852,098
Computers & Peripherals - 6.6%
ActivIdentity Corp. (a)	1,423	5,792
Adaptec, Inc. (a)	4,706	15,765
Apple, Inc. (a)	40,159	7,317,773
Avid Technology, Inc. (a)(d)	1,705	45,234
Brocade Communications Systems, Inc. (a)	17,976	131,045
Concurrent Computer Corp. (a)	2,256	2,121
Cray, Inc. (a)	1,576	9,188
Data Domain, Inc.	2,552	65,791
Dell, Inc. (a)	104,800	2,571,792
Dot Hill Systems Corp. (a)	4,517	11,473
Electronics for Imaging, Inc. (a)	2,485	57,006
Hutchinson Technology, Inc. (a)	1,552	40,833
Immersion Corp. (a)	1,492	19,590
InFocus Corp. (a)	1,431	2,490
Innovex, Inc. (a)	857	497
Intevac, Inc. (a)	1,019	15,998
Isilon Systems, Inc.	2,877	16,255
LaserCard Corp. (a)	492	4,890
Logitech International SA (a)	8,283	281,870
Mobility Electronics, Inc. (a)	1,162	2,022
Network Appliance, Inc. (a)	16,389	404,972
Novatel Wireless, Inc. (a)	1,802	28,003
Overland Storage, Inc. (a)	914	1,371
Palm, Inc. (d)	5,566	38,795
Presstek, Inc. (a)	1,343	8,018
QLogic Corp. (a)	6,935	93,761
Rackable Systems, Inc. (a)	1,238	13,185
Rimage Corp. (a)	799	19,919
SanDisk Corp. (a)	10,539	394,580
Silicon Graphics, Inc. (a)	727	12,366
STEC, Inc. (a)	2,964	27,624
Stratasys, Inc. (a)	780	19,492
Sun Microsystems, Inc. (a)	38,201	793,817
Super Micro Computer, Inc.	858	7,087
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
Synaptics, Inc. (a)	1,319	$ 73,257
Xyratex Ltd. (a)	1,510	22,257
		12,575,929
Electronic Equipment & Instruments - 1.4%
Acacia Research Corp. - Acacia Technologies (a)	1,296	11,949
Agilysys, Inc.	1,889	26,238
American Technology Corp. (a)	1,388	4,025
Bell Microproducts, Inc. (a)	2,595	14,532
Brightpoint, Inc. (a)	3,642	60,494
CalAmp Corp. (a)	1,266	3,266
Cherokee International Corp. (a)	469	1,271
Cogent, Inc. (a)	4,118	45,710
Cognex Corp.	1,871	37,925
Coherent, Inc. (a)	1,451	41,745
Comverge, Inc.	948	29,843
CPI International, Inc. (a)	798	13,398
Daktronics, Inc. (d)	2,111	49,250
DDi Corp. (a)	1,501	9,216
DTS, Inc. (a)	1,080	26,730
Echelon Corp. (a)	1,836	30,826
Electro Scientific Industries, Inc. (a)	1,631	33,028
Excel Technology, Inc. (a)	840	22,655
FARO Technologies, Inc. (a)	894	24,156
Flextronics International Ltd. (a)	38,536	460,891
FLIR Systems, Inc. (a)	3,084	211,963
Frequency Electronics, Inc.	801	7,585
GSI Group, Inc. (a)	2,835	27,386
GTSI Corp. (a)	429	4,153
I. D. Systems Inc. (a)	623	8,186
ICx Technologies, Inc.	853	7,924
Insight Enterprises, Inc. (a)	2,484	49,208
IPG Photonics Corp.	2,000	40,700
Itron, Inc. (a)	1,381	107,097
LeCroy Corp. (a)	442	3,841
Littelfuse, Inc. (a)	1,076	35,885
LoJack Corp. (a)	1,208	21,152
Magal Security Systems Ltd. (a)(d)	1,252	9,615
Maxwell Technologies, Inc. (a)(d)	899	7,498
Measurement Specialties, Inc. (a)	600	14,766
Mechanical Technology, Inc. (a)	1,285	1,234
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - continued
Mellanox Technologies Ltd.	1,419	$ 25,173
Mercury Computer Systems, Inc. (a)	1,018	14,924
Merix Corp. (a)	475	2,784
Molex, Inc.	4,737	130,552
Molex, Inc. Class A (non-vtg.)	3,756	100,586
MTS Systems Corp.	1,050	43,040
Multi-Fineline Electronix, Inc. (a)	1,433	26,181
National Instruments Corp.	3,664	122,268
NetList, Inc.	1,508	3,589
Newport Corp. (a)	1,742	23,099
NU Horizons Electronics Corp. (a)	1,635	11,036
Optimal Group, Inc. Class A (a)	1,305	4,685
Orbotech Ltd. (a)	1,314	20,196
OSI Systems, Inc. (a)	733	18,171
PC Connection, Inc. (a)	1,121	14,338
Photon Dynamics, Inc. (a)	560	5,040
Planar Systems, Inc. (a)	480	2,726
Plexus Corp. (a)	2,125	63,240
RadiSys Corp. (a)	803	12,479
Research Frontiers, Inc. (a)(d)	596	5,835
Richardson Electronics Ltd.	989	6,438
Rofin-Sinar Technologies, Inc. (a)	705	64,183
Sanmina-SCI Corp. (a)	25,282	44,749
ScanSource, Inc. (a)	1,042	36,762
SMART Modular Technologies (WWH), Inc. (a)	2,260	18,984
Spectrum Control, Inc. (a)	541	8,039
Staktek Holdings, Inc. (a)	3,710	9,535
Suntron Corp. (a)	1,647	1,828
Tech Data Corp. (a)	2,516	94,627
Tessco Technologies, Inc. (a)	367	5,993
Trimble Navigation Ltd. (a)	5,380	199,437
TTM Technologies, Inc. (a)	2,158	26,090
Universal Display Corp. (a)	1,471	24,360
X-Rite, Inc.	1,218	15,140
Zones, Inc. (a)	258	2,487
Zygo Corp. (a)	1,222	13,796
		2,727,731
Internet Software & Services - 7.9%
Access Integrated Technologies, Inc. Class A (a)	987	4,422
Akamai Technologies, Inc. (a)	7,650	291,159
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Ariba, Inc. (a)	3,606	$ 42,803
Art Technology Group, Inc. (a)	6,113	25,552
AsiaInfo Holdings, Inc. (a)	2,367	27,931
Autobytel, Inc. (a)	3,159	10,172
Baidu.com, Inc. sponsored ADR (a)	1,065	406,787
Bankrate, Inc. (a)	819	32,056
Bidz.com, Inc. (a)	971	11,186
China Finance Online Co. Ltd. ADR (a)	852	19,971
Chordiant Software, Inc. (a)	1,678	16,830
CMGI, Inc. (a)	2,034	21,093
CNET Networks, Inc. (a)	7,344	55,668
comScore, Inc.	1,421	46,111
Constant Contact, Inc.	1,100	20,944
Copernic, Inc. (a)(d)	2,172	3,823
CryptoLogic Ltd.	469	8,958
DealerTrack Holdings, Inc. (a)	1,683	71,595
Digital River, Inc. (a)	1,871	72,352
DivX, Inc. (a)(d)	1,745	29,543
EarthLink, Inc. (a)	6,995	47,496
eBay, Inc. (a)	62,611	2,099,347
Entrust, Inc. (a)	2,378	3,947
Equinix, Inc. (a)	1,686	175,529
GigaMedia Ltd. (a)	2,552	48,105
Gmarket, Inc. sponsored ADR (a)	830	19,273
Google, Inc. Class A (sub. vtg.) (a)	10,756	7,453,908
Greenfield Online, Inc. (a)	1,107	16,649
HSW International, Inc. (a)	2,128	11,278
Hurray! Holding Co. Ltd. ADR (a)	2,051	7,835
I-Many, Inc. (a)	2,704	8,788
iBasis, Inc.	3,580	18,938
InfoSpace, Inc.	1,767	31,470
Internap Network Services Corp. (a)	2,259	22,477
Internet Capital Group, Inc. (a)	1,700	18,989
Internet Gold Golden Lines Ltd. (a)	1,727	20,707
Internet Initiative Japan, Inc. sponsored ADR	728	7,899
Interwoven, Inc. (a)	1,935	23,762
Iona Technologies PLC sponsored ADR (a)	1,741	6,529
iPass, Inc. (a)(d)	2,745	11,996
j2 Global Communications, Inc. (a)	2,424	58,952
Jupitermedia Corp. (a)	1,459	6,259
Keynote Systems, Inc. (a)	1,025	14,104
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Kintera, Inc. (a)	800	$ 1,288
Limelight Networks, Inc. (d)	3,819	30,361
Liquidity Services, Inc. (a)	1,699	20,286
LivePerson, Inc. (a)	2,751	13,755
LookSmart Ltd. (a)	833	2,416
LoopNet, Inc. (a)	1,593	24,468
Marchex, Inc. Class B	1,045	12,864
Mercadolibre, Inc.	2,172	92,115
MIVA, Inc. (a)	3,393	9,772
Move, Inc. (a)	8,334	19,585
NaviSite, Inc. (a)	1,564	14,561
NetEase.com, Inc. sponsored ADR (a)	3,215	65,168
NIC, Inc.	3,113	24,281
Omniture, Inc. (a)	2,952	83,866
Online Resources Corp. (a)	1,151	10,819
Open Text Corp. (a)(d)	2,202	70,849
Openwave Systems, Inc.	4,488	12,342
Perficient, Inc. (a)	1,706	28,610
PlanetOut, Inc. (a)	57	384
RADVision Ltd. (a)	826	9,573
RealNetworks, Inc. (a)	6,660	41,092
Rediff.com India Ltd. sponsored ADR (a)	371	4,382
S1 Corp. (a)	3,096	22,972
Saba Software, Inc. (a)	1,898	9,395
SAVVIS, Inc. (a)	2,445	78,338
Selectica, Inc. (a)	2,459	4,082
Sify Technologies Ltd. sponsored ADR (a)	1,939	12,332
Sina Corp. (a)	2,535	121,908
SkillSoft PLC sponsored ADR (a)	5,424	52,559
Sohu.com, Inc. (a)	1,644	94,333
SonicWALL, Inc. (a)	3,593	36,361
Supportsoft, Inc. (a)	2,282	9,904
Switch & Data Facilities Co., Inc.	1,607	30,517
TechTarget, Inc.	1,900	25,954
Terremark Worldwide, Inc. (a)	2,650	14,867
The Knot, Inc. (a)	1,581	20,869
TheStreet.com, Inc.	1,001	12,312
Travelzoo, Inc. (a)	630	9,620
Tumbleweed Communications Corp. (a)	1,264	1,656
United Online, Inc.	2,993	45,015
ValueClick, Inc. (a)	4,659	110,139
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
VeriSign, Inc.	10,271	$ 420,084
Vignette Corp. (a)	1,536	23,624
VistaPrint Ltd. (a)	2,013	89,377
Visual Sciences, Inc. (a)	1,076	17,022
Vocus, Inc. (a)	861	27,035
WebMD Health Corp. Class A (a)	421	17,960
Websense, Inc. (a)	2,250	36,765
Website Pros, Inc. (a)	652	7,342
Workstream, Inc. (a)	1,954	1,309
Yahoo!, Inc. (a)	61,662	1,653,158
Zix Corp. (a)	974	3,799
		14,956,638
IT Services - 1.4%
Acxiom Corp.	3,641	44,857
Answerthink, Inc. (a)	1,964	8,917
Applied Digital Solutions, Inc. (a)	2,129	1,429
Cass Information Systems, Inc.	317	11,818
CheckFree Corp. (a)	4,082	194,303
Cognizant Technology Solutions Corp. Class A (a)	13,413	417,144
CSG Systems International, Inc. (a)	2,185	36,205
CyberSource Corp. (a)	3,949	57,695
Edgewater Technology, Inc. (a)	1,090	7,140
Electronic Clearing House, Inc. (a)	1,051	10,521
eLoyalty Corp. (a)	438	5,676
Euronet Worldwide, Inc. (a)	2,258	73,972
ExlService Holdings, Inc.	1,527	36,602
Fiserv, Inc. (a)	7,644	392,367
Forrester Research, Inc. (a)	1,316	34,453
Gevity HR, Inc.	1,134	4,820
iGate Corp. (a)	2,729	23,087
Infosys Technologies Ltd. sponsored ADR	4,860	204,849
infoUSA, Inc.	2,977	25,692
Integral Systems, Inc.	335	8,352
Lionbridge Technologies, Inc. (a)	3,727	11,330
ManTech International Corp. Class A (a)	1,040	40,238
NCI, Inc. Class A (a)	194	3,511
Ness Technologies, Inc. (a)	1,605	15,103
Paychex, Inc.	17,422	679,458
PFSweb, Inc. (a)	1,212	1,551
Rainmaker Systems, Inc. (a)	322	2,206
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
RightNow Technologies, Inc. (a)	1,835	$ 33,305
Sapient Corp. (a)	7,325	53,033
SI International, Inc. (a)	509	13,214
SM&A (a)	996	6,444
Sykes Enterprises, Inc. (a)	1,937	35,757
Syntel, Inc.	1,911	68,853
TechTeam Global, Inc. (a)	575	7,303
Telvent GIT SA	1,504	38,999
Tier Technologies, Inc. Class B (a)	1,098	9,970
TRX, Inc. (a)	921	1,556
Virtusa Corp.	666	11,768
Zanett, Inc. (a)	2,719	2,148
		2,635,646
Office Electronics - 0.1%
Zebra Technologies Corp. Class A (a)	3,117	120,223
Semiconductors & Semiconductor Equipment - 8.4%
8X8, Inc. (a)	2,302	2,440
Actel Corp. (a)	1,079	11,826
Actions Semiconductor Co. Ltd. ADR (a)	1,319	6,001
Advanced Analogic Technologies, Inc. (a)	1,805	19,440
Advanced Energy Industries, Inc. (a)	1,930	28,004
Altera Corp.	15,722	295,259
AMIS Holdings, Inc. (a)	4,389	33,664
Amkor Technology, Inc. (a)	8,378	69,035
ANADIGICS, Inc. (a)	2,432	26,776
Applied Materials, Inc.	63,161	1,189,322
Applied Micro Circuits Corp. (a)	15,698	39,402
ARM Holdings PLC sponsored ADR	2,809	23,118
ASE Test Ltd. (a)	4,632	66,145
ASM International NV (NASDAQ)	497	11,605
ASML Holding NV (NY Shares) (a)	6,069	210,898
Asyst Technologies, Inc. (a)	2,729	9,388
Atheros Communications, Inc. (a)	2,760	81,392
Atmel Corp. (a)	23,457	102,976
ATMI, Inc. (a)	1,684	50,672
AuthenTec, Inc.	825	14,108
Axcelis Technologies, Inc. (a)	5,873	27,838
AXT, Inc. (a)	2,274	9,846
Broadcom Corp. Class A (a)	21,461	573,867
Brooks Automation, Inc. (a)	3,569	47,932
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Cabot Microelectronics Corp. (a)	1,158	$ 43,309
California Micro Devices Corp. (a)	960	3,773
Camtek Ltd. (a)	1,772	3,987
Cascade Microtech, Inc. (a)	599	5,631
Cavium Networks, Inc.	2,057	52,762
Centillium Communications, Inc. (a)	1,559	2,151
Ceva, Inc. (a)	2,068	21,176
ChipMOS TECHNOLOGIES (Bermuda) Ltd. (a)(d)	2,935	14,880
Cirrus Logic, Inc. (a)	4,675	26,648
Cohu, Inc.	994	15,556
Conexant Systems, Inc. (a)	23,848	26,471
Credence Systems Corp. (a)	4,370	8,959
Cree, Inc. (a)(d)	3,973	97,855
Cymer, Inc. (a)	1,569	64,439
Diodes, Inc. (a)	1,950	57,369
DSP Group, Inc. (a)	1,376	18,617
Eagle Test Systems, Inc. (a)	920	10,074
EMCORE Corp. (a)	2,047	17,952
Entegris, Inc. (a)	6,386	55,303
Exar Corp. (a)	2,318	21,302
FEI Co. (a)	1,853	46,158
FormFactor, Inc. (a)	2,305	87,452
FSI International, Inc. (a)	988	1,778
Genesis Microchip, Inc. (a)	2,410	12,146
Hi/fn, Inc. (a)	451	2,647
Himax Technologies, Inc. sponsored ADR	4,400	19,272
Hittite Microwave Corp. (a)	1,455	62,841
Ikanos Communications, Inc. (a)	2,406	14,268
Integrated Device Technology, Inc. (a)	9,215	111,778
Integrated Silicon Solution, Inc. (a)	1,726	11,254
Intel Corp.	269,496	7,028,456
Intersil Corp. Class A	6,228	155,326
IXYS Corp. (a)	2,421	18,714
KLA-Tencor Corp.	8,224	395,410
Kopin Corp. (a)	2,638	9,497
Kulicke & Soffa Industries, Inc. (a)	2,259	15,994
Lam Research Corp. (a)	5,747	263,500
Lanoptics Ltd. (a)	1,259	24,500
Lattice Semiconductor Corp. (a)	6,891	23,154
Leadis Technology, Inc. (a)	715	1,988
Linear Technology Corp.	9,763	297,381
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
LTX Corp. (a)	3,886	$ 9,326
Marvell Technology Group Ltd. (a)	27,299	407,847
Mattson Technology, Inc. (a)	3,129	25,783
Micrel, Inc.	4,145	36,973
Microchip Technology, Inc.	9,954	286,576
Microsemi Corp. (a)	3,500	80,080
Microtune, Inc. (a)	3,311	17,217
Mindspeed Technologies, Inc. (a)	2,431	3,403
MIPS Technologies, Inc. (a)	1,934	10,985
MKS Instruments, Inc. (a)	2,538	46,115
Monolithic Power Systems, Inc. (a)	1,663	31,730
MoSys, Inc. (a)	1,045	6,103
Nanometrics, Inc. (a)	749	7,490
Netlogic Microsystems, Inc. (a)	1,014	29,660
Nextest Systems Corp. (a)	1,020	13,546
Novellus Systems, Inc. (a)	5,390	140,194
NVE Corp. (a)	234	6,571
NVIDIA Corp. (a)	25,301	797,994
O2Micro International Ltd. sponsored ADR (a)	1,627	23,136
Omnivision Technologies, Inc. (a)(d)	2,420	45,060
ON Semiconductor Corp. (a)	13,379	122,953
PDF Solutions, Inc. (a)	1,837	14,567
Pericom Semiconductor Corp. (a)	1,064	17,630
Photronics, Inc. (a)	1,773	18,244
Pixelworks, Inc. (a)	1,850	1,610
PLX Technology, Inc. (a)	1,370	13,481
PMC-Sierra, Inc. (a)	9,796	68,768
Power Integrations, Inc. (a)	1,200	36,096
Rambus, Inc. (a)	4,554	88,302
Ramtron International Corp. (a)	3,073	13,030
RF Micro Devices, Inc. (a)	13,035	75,342
Rudolph Technologies, Inc. (a)	1,643	19,634
Saifun Semiconductors Ltd. (a)	1,306	11,414
Semitool, Inc. (a)	2,121	19,598
Semtech Corp. (a)	3,253	49,641
Sigma Designs, Inc. (a)	1,272	82,705
SigmaTel, Inc. (a)	1,152	2,258
Silicon Image, Inc. (a)	4,219	19,829
Silicon Laboratories, Inc. (a)	2,419	89,842
Silicon Motion Technology Corp. sponsored ADR (a)	1,507	28,467
Silicon Storage Technology, Inc. (a)	6,222	17,670
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Siliconware Precision Industries Co. Ltd. sponsored ADR	5,127	$ 49,065
SiRF Technology Holdings, Inc. (a)	2,276	54,829
Skyworks Solutions, Inc. (a)	7,606	69,062
Spansion, Inc. Class A (a)	6,510	34,763
Spreadtrum Communications, Inc. ADR	755	7,512
SRS Labs, Inc. (a)	273	1,673
Standard Microsystems Corp. (a)	1,064	37,527
STATS ChipPAC Ltd. sponsored ADR (a)(d)	2,062	23,713
Supertex, Inc. (a)	648	22,000
Techwell, Inc. (a)	1,387	16,935
Tessera Technologies, Inc. (a)	2,160	83,419
Tower Semicondutor Ltd. (a)	1,870	2,880
Transwitch Corp. (a)	3,005	3,065
Trident Microsystems, Inc. (a)	2,298	14,431
TriQuint Semiconductor, Inc. (a)	8,426	49,966
Ultra Clean Holdings, Inc. (a)	1,092	15,692
Ultratech, Inc. (a)	1,710	20,486
Varian Semiconductor Equipment Associates, Inc. (a)	3,474	144,206
Veeco Instruments, Inc. (a)	1,395	23,408
Verigy Ltd. (a)	2,578	65,301
Vimicro International Corp. sponsored ADR (a)	1,066	4,371
Virage Logic Corp. (a)	772	6,462
Volterra Semiconductor Corp. (a)	1,693	20,959
White Electronic Designs Corp. (a)	952	4,389
Xilinx, Inc.	13,614	298,147
Zilog, Inc. (a)	2,792	8,795
Zoran Corp. (a)	2,292	50,011
		16,092,619
Software - 14.8%
ACI Worldwide, Inc.	1,709	39,016
Activision, Inc. (a)	13,369	296,123
Actuate Corp. (a)	4,398	33,293
Adobe Systems, Inc. (a)	26,963	1,136,221
Advent Software, Inc. (a)	1,360	69,034
Aladdin Knowledge Systems Ltd. (a)	753	19,714
Allot Communications Ltd.	1,427	6,878
American Software, Inc. Class A	951	6,838
Ansoft Corp. (a)	1,324	38,409
Ansys, Inc. (a)	3,429	133,251
Aspen Technology, Inc. (a)	4,257	72,199
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Authentidate Holding Corp. (a)	825	$ 628
Autodesk, Inc. (a)	10,475	493,268
BEA Systems, Inc. (a)	18,170	287,631
Blackbaud, Inc.	2,172	61,815
Blackboard, Inc. (a)	1,479	57,681
BladeLogic, Inc.	1,349	32,997
BluePhoenix Solutions Ltd. (a)	625	11,375
Borland Software Corp.	5,134	16,583
Bottomline Technologies, Inc. (a)	1,331	16,771
Business Objects SA sponsored ADR (a)	1,559	94,756
Cadence Design Systems, Inc. (a)	12,919	214,455
Callidus Software, Inc. (a)	2,708	16,952
CAM Commerce Solutions, Inc.	268	12,081
Captaris, Inc. (a)	2,149	8,725
Catapult Communications Corp. (a)	635	4,604
CDC Corp. Class A (a)	5,802	35,102
Check Point Software Technologies Ltd. (a)	10,245	233,791
Citrix Systems, Inc. (a)	8,688	321,282
ClickSoftware Technologies Ltd. (a)	691	3,027
Cognos, Inc. (a)	3,750	214,800
CommVault Systems, Inc. (a)	2,256	50,241
Compuware Corp. (a)	13,648	112,732
Concur Technologies, Inc. (a)	1,912	71,815
Convera Corp. Class A (a)(d)	4,146	10,738
Corel Corp. (a)	975	10,862
Dassault Systemes SA sponsored ADR	63	3,668
DemandTec, Inc.	1,327	21,776
Descartes Systems Group, Inc. (a)	893	3,742
Digimarc Corp. (a)	710	6,667
Double-Take Software, Inc.	967	23,982
ebix.com, Inc. (a)	161	10,304
ECtel Ltd. (a)	243	727
Electronic Arts, Inc. (a)	14,263	801,438
Epicor Software Corp. (a)	3,021	32,687
EPIQ Systems, Inc. (a)	1,461	25,451
eSpeed, Inc. Class A (a)	2,546	25,715
Evolving Systems, Inc. (a)	203	355
FalconStor Software, Inc. (a)	2,755	33,363
Fundtech Ltd. (a)	357	5,534
Glu Mobile, Inc.	403	2,200
Gravity Co. Ltd. sponsored ADR (a)	917	3,200
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Guidance Software, Inc.	905	$ 11,141
i2 Technologies, Inc. (a)(d)	1,200	19,416
Informatica Corp. (a)	4,425	75,889
Interactive Intelligence, Inc. (a)	995	25,950
Intervoice, Inc. (a)	1,422	13,907
Intuit, Inc. (a)	15,362	450,414
Jack Henry & Associates, Inc.	4,221	112,954
JDA Software Group, Inc. (a)	1,443	30,216
KongZhong Corp. sponsored ADR (a)	751	3,860
Lawson Software, Inc. (a)	9,037	87,840
Logility, Inc. (a)	978	11,834
Macrovision Corp. (a)	2,359	58,786
Magic Software Enterprises Ltd. (a)	1,246	2,467
Magma Design Automation, Inc. (a)	1,786	23,861
Majesco Entertainment Co. (a)	700	875
Manhattan Associates, Inc. (a)	1,474	39,990
Mentor Graphics Corp. (a)	4,138	45,063
MICROS Systems, Inc. (a)	1,932	139,374
Microsoft Corp.	432,809	14,542,358
MicroStrategy, Inc. Class A (a)	430	43,366
Moldflow Corp. (a)	295	4,705
Monotype Imaging Holdings, Inc.	1,180	18,868
MSC.Software Corp. (a)	2,247	29,683
Napster, Inc. (a)	1,962	5,454
NDS Group PLC sponsored ADR (a)	792	46,332
Net 1 UEPS Technologies, Inc. (a)	2,334	72,261
NetScout Systems, Inc. (a)	2,649	32,185
Novell, Inc. (a)	16,033	112,552
Nuance Communications, Inc. (a)	8,614	173,831
OpenTV Corp. Class A (a)	3,140	3,737
Opnet Technologies, Inc. (a)	1,106	10,142
Oracle Corp. (a)	235,879	4,760,038
Parametric Technology Corp. (a)	5,175	86,423
Pegasystems, Inc.	1,561	19,325
Perfect World Co. Ltd. sponsored ADR Class B	387	9,373
Pervasive Software, Inc. (a)	1,282	5,756
Phoenix Technologies Ltd. (a)	1,781	24,222
Plato Learning, Inc. (a)	886	3,615
Progress Software Corp. (a)	2,033	64,304
QAD, Inc.	2,253	19,173
Quality Systems, Inc.	1,446	42,787
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Quest Software, Inc. (a)	4,776	$ 77,228
Radiant Systems, Inc. (a)	1,048	16,737
Renaissance Learning, Inc.	1,229	16,002
Retalix Ltd. (a)	909	15,644
Salary.com, Inc.	857	11,484
Secure Computing Corp. (a)	3,492	31,672
Shanda Interactive Entertainment Ltd. sponsored ADR (a)	1,232	45,165
Smith Micro Software, Inc. (a)	1,606	12,864
Sonic Foundry, Inc. (a)	4,781	7,602
Sonic Solutions, Inc. (a)	1,220	12,115
Sourcefire, Inc.	1,189	9,643
SourceForge, Inc. (a)	4,499	10,393
SPSS, Inc. (a)	1,117	40,368
SuccessFactors, Inc.	2,300	31,579
SumTotal Systems, Inc. (a)	2,233	10,763
Symantec Corp. (a)	40,399	719,102
Synchronoss Technologies, Inc. (a)	1,589	52,310
Synopsys, Inc. (a)	6,631	163,189
Synplicity, Inc. (a)	1,694	9,639
Take-Two Interactive Software, Inc. (a)(d)	3,652	54,707
Taleo Corp. Class A (a)	1,343	37,913
TeleCommunication Systems, Inc. Class A (a)	1,617	5,498
The9 Ltd. sponsored ADR (a)	493	12,705
THQ, Inc. (a)	3,036	74,230
TIBCO Software, Inc. (a)	9,729	76,178
Ultimate Software Group, Inc. (a)	1,395	45,575
Unica Corp. (a)	960	8,640
Vasco Data Security International, Inc. (a)	1,959	43,960
Veraz Networks, Inc.	1,800	8,532
Wave Systems Corp. Class A (a)	3,430	4,836
Wind River Systems, Inc. (a)	4,522	46,170
		28,243,267
TOTAL INFORMATION TECHNOLOGY		95,204,151
MATERIALS - 1.1%
Chemicals - 0.4%
A. Schulman, Inc.	1,603	34,561
ADA-ES, Inc.	172	1,665
Altair Nanotechnologies, Inc. (a)(d)	2,936	11,891
American Pacific Corp. (a)	617	9,070
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
Balchem Corp.	788	$ 16,847
Fuwei Films Holdings Co. Ltd.	926	3,547
Hawkins, Inc.	1,094	16,191
ICO, Inc. (a)	1,832	19,877
Innophos Holdings, Inc.	804	11,505
Innospec, Inc.	1,134	19,913
KMG Chemicals, Inc.	572	8,900
Landec Corp. (a)	1,498	19,684
Methanex Corp.	4,329	128,591
Nanophase Technologies Corp. (a)	626	2,247
Penford Corp.	697	16,867
ShengdaTech, Inc. (a)(d)	2,933	23,992
Sigma Aldrich Corp.	5,673	298,683
Symyx Technologies, Inc. (a)	1,829	14,010
Zoltek Companies, Inc. (a)(d)	1,463	62,353
		720,394
Construction Materials - 0.0%
U.S. Concrete, Inc. (a)	1,257	4,726
United States Lime & Minerals, Inc. (a)	327	10,059
		14,785
Containers & Packaging - 0.1%
AEP Industries, Inc. (a)	305	10,434
Caraustar Industries, Inc. (a)	1,168	4,824
Silgan Holdings, Inc.	1,693	90,796
Smurfit-Stone Container Corp. (a)	12,161	133,893
		239,947
Metals & Mining - 0.6%
Anglo American PLC ADR	5,655	190,517
Century Aluminum Co. (a)	1,834	105,162
China Natural Resources, Inc. (a)	507	9,334
China Precision Steel, Inc. (a)(d)	1,075	5,676
Claymont Steel Holdings, Inc.	1,005	21,577
DRDGOLD Ltd. sponsored ADR (a)	2,357	19,174
Haynes International, Inc. (a)	550	46,481
Horsehead Holding Corp.	1,615	26,857
Kaiser Aluminum Corp.	1,011	71,923
Lihir Gold Ltd. sponsored ADR	912	30,588
NN, Inc.	1,342	11,904
Olympic Steel, Inc.	572	14,952
Pan American Silver Corp. (a)	3,430	109,074
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - continued
Randgold Resources Ltd. sponsored ADR	2,531	$ 89,041
Royal Gold, Inc.	1,288	36,991
Schnitzer Steel Industries, Inc. Class A	977	60,984
Silver Standard Resources, Inc. (a)	2,954	107,083
Steel Dynamics, Inc.	4,153	208,937
Universal Stainless & Alloy Products, Inc. (a)	308	9,499
US Energy Corp.	949	4,508
		1,180,262
Paper & Forest Products - 0.0%
Mercer International, Inc. (SBI) (a)	1,229	9,734
Pope Resources, Inc. LP	213	9,689
		19,423
TOTAL MATERIALS		2,174,811
TELECOMMUNICATION SERVICES - 1.4%
Diversified Telecommunication Services - 0.6%
Alaska Communication Systems Group, Inc.	2,238	33,570
Arbinet-thexchange, Inc. (a)	800	4,760
Atlantic Tele-Network, Inc.	773	29,482
Cbeyond, Inc. (a)	1,221	50,513
Cogent Communications Group, Inc. (a)	2,278	47,337
Consolidated Communications Holdings, Inc.	951	15,292
D&E Communications, Inc.	1,468	21,389
General Communications, Inc. Class A (a)	2,951	26,146
Gilat Satellite Networks Ltd. (a)	1,826	19,447
Global Crossing Ltd. (a)(d)	2,256	41,352
Globalstar, Inc. (d)	2,787	25,278
Golden Telecom, Inc.	1,851	187,802
HickoryTech Corp.	972	8,835
Level 3 Communications, Inc. (a)	72,014	241,967
North Pittsburgh Systems, Inc.	628	14,833
NTELOS Holdings Corp.	2,024	53,697
PAETEC Holding Corp. (a)	4,976	53,243
Shenandoah Telecommunications Co.	1,482	36,561
SureWest Communications	663	12,007
Telefonos de Mexico SA de CV Series A sponsored ADR (d)	257	9,540
Time Warner Telecom, Inc. Class A (sub. vtg.) (a)	6,727	150,887
Warwick Valley Telephone Co.	420	4,633
		1,088,571
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 0.8%
America Movil SAB de CV Series A sponsored ADR	375	$ 23,021
Centennial Communications Corp. Class A (a)	5,196	46,244
Clearwire Corp. (d)	6,316	98,340
FiberTower Corp. (a)	6,611	15,073
ICO Global Communications Holdings Ltd. Class A (a)	6,456	25,437
IPCS, Inc.	733	25,362
Kratos Defense & Security Solutions, Inc. (a)	2,684	6,012
Leap Wireless International, Inc. (a)	3,036	105,380
Linktone Ltd. sponsored ADR (a)	739	2,572
Millicom International Cellular SA (a)	4,619	550,954
NII Holdings, Inc. (a)	8,057	444,424
Partner Communications Co. Ltd. ADR	817	16,855
Rural Cellular Corp. Class A (a)	828	36,482
SBA Communications Corp. Class A (a)	4,641	173,759
Terrestar Corp. (a)	3,900	28,275
USA Mobility, Inc.	1,571	20,721
		1,618,911
TOTAL TELECOMMUNICATION SERVICES		2,707,482
UTILITIES - 0.2%
Electric Utilities - 0.1%
Enernoc, Inc.	720	32,954
MGE Energy, Inc.	882	30,932
Otter Tail Corp.	1,231	41,251
		105,137
Gas Utilities - 0.0%
Delta Natural Gas Co., Inc.	344	8,548
EnergySouth, Inc.	465	25,705
		34,253
Independent Power Producers & Energy Traders - 0.0%
Ocean Power Technologies, Inc. (a)	245	3,555
Multi-Utilities - 0.0%
NorthWestern Energy Corp.	1,739	48,431
Water Utilities - 0.1%
Artesian Resources Corp. Class A	433	8,227
Cadiz, Inc. (a)(d)	828	16,444
Connecticut Water Service, Inc.	559	13,589
Consolidated Water Co., Inc.	699	21,306
Middlesex Water Co.	728	13,723
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Water Utilities - continued
Pure Cycle Corp. (a)	764	$ 6,265
Southwest Water Co.	1,718	20,582
York Water Co.	618	9,777
		109,913
TOTAL UTILITIES		301,289
TOTAL COMMON STOCKS (Cost $145,077,348)		181,649,999
U.S. Treasury Obligations - 0.3%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 3.65% to 4.21% 12/27/07 (e) (Cost $548,468)	$ 550,000	548,680
Money Market Funds - 5.7%
	Shares
Fidelity Cash Central Fund, 4.73% (b)	7,829,228	7,829,228
Fidelity Securities Lending Cash Central Fund, 4.78% (b)(c)	2,964,205	2,964,205
TOTAL MONEY MARKET FUNDS (Cost $10,793,433)		10,793,433
TOTAL INVESTMENT PORTFOLIO - 101.3% (Cost $156,419,249)		192,992,112
NET OTHER ASSETS - (1.3)%		(2,421,526)
NET ASSETS - 100%		$ 190,570,586
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
210 NASDAQ 100 E-Mini Index Contracts	Dec. 2007	$ 8,796,900	$ (18,769)

The face value of futures purchased as a percentage of net assets - 4.6%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $548,680.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 207,159
Fidelity Securities Lending Cash Central Fund	115,463
Total	$ 322,622

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	November 30, 2007

Assets
Investment in securities, at value (including securities loaned of $2,869,314) - See accompanying schedule: Unaffiliated issuers (cost $145,625,816)	$ 182,198,679
Fidelity Central Funds (cost $10,793,433)	10,793,433
Total Investments (cost $156,419,249)		$ 192,992,112
Cash		207,323
Receivable for investments sold		175,636
Receivable for fund shares sold		424,721
Dividends receivable		146,709
Distributions receivable from Fidelity Central Funds		36,116
Receivable from investment adviser for expense reductions		36,940
Other receivables		321
Total assets		194,019,878

Liabilities
Payable for investments purchased	$ 75,112
Payable for fund shares redeemed	221,530
Accrued management fee	37,573
Distribution fees payable	28,198
Payable for daily variation on futures contracts	26,023
Other affiliated payables	28,745
Other payables and accrued expenses	67,906
Collateral on securities loaned, at value	2,964,205
Total liabilities		3,449,292

Net Assets		$ 190,570,586
Net Assets consist of:
Paid in capital		$ 150,740,374
Undistributed net investment income		1,012,249
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		2,263,869
Net unrealized appreciation (depreciation) on investments		36,554,094
Net Assets, for 5,311,952 shares outstanding		$ 190,570,586
Net Asset Value, offering price and redemption price per share ($190,570,586 ÷ 5,311,952 shares)		$ 35.88

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

	Year ended November 30, 2007

Investment Income
Dividends		$ 1,259,246
Interest		32,138
Income from Fidelity Central Funds (including $115,463 from security lending)		322,622
Total income		1,614,006

Expenses
Management fee	$ 445,427
Transfer agent fees	273,070
Distribution fees	111,340
Licensing fees	111,338
Accounting and security lending fees	72,294
Custodian fees and expenses	18,167
Independent trustees' compensation	621
Registration fees	25,553
Audit	55,025
Legal	804
Miscellaneous	1,083
Total expenses before reductions	1,114,722
Expense reductions	(470,409)	644,313
Net investment income (loss)		969,693
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	2,402,939
Foreign currency transactions	721
Futures contracts	252,210
Total net realized gain (loss)		2,655,870
Change in net unrealized appreciation (depreciation) on: Investment securities	14,054,611
Assets and liabilities in foreign currencies	224
Futures contracts	(112,698)
Total change in net unrealized appreciation (depreciation)		13,942,137
Net gain (loss)		16,598,007
Net increase (decrease) in net assets resulting from operations		$ 17,567,700

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended November 30, 2007	Year ended November 30, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 969,693	$ 577,726
Net realized gain (loss)	2,655,870	1,563,558
Change in net unrealized appreciation (depreciation)	13,942,137	11,078,809
Net increase (decrease) in net assets resulting from operations	17,567,700	13,220,093
Distributions to shareholders from net investment income	(554,801)	(311,044)
Distributions to shareholders from net realized gain	(1,394,836)	(505,880)
Total distributions	(1,949,637)	(816,924)
Share transactions Proceeds from sales of shares	98,042,961	94,334,565
Reinvestment of distributions	1,892,026	785,916
Cost of shares redeemed	(104,531,786)	(45,467,751)
Net increase (decrease) in net assets resulting from share transactions	(4,596,799)	49,652,730
Redemption fees	137,143	32,424
Total increase (decrease) in net assets	11,158,407	62,088,323

Net Assets
Beginning of period	179,412,179	117,323,856
End of period (including undistributed net investment income of $1,012,249 and undistributed net investment income of $573,643, respectively)	$ 190,570,586	$ 179,412,179
Other Information Shares
Sold	2,856,015	3,044,307
Issued in reinvestment of distributions	57,435	25,720
Redeemed	(3,047,231)	(1,493,806)
Net increase (decrease)	(133,781)	1,576,221

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended November 30,	2007	2006	2005	2004	2003 H
Selected Per-Share Data
Net asset value, beginning of period	$ 32.95	$ 30.32	$ 28.79	$ 26.97	$ 25.00
Income from Investment Operations
Net investment income (loss) D	.18	.14	.09	.38 G	.01
Net realized and unrealized gain (loss)	3.07	2.69	1.86	1.47	1.95
Total from investment operations	3.25	2.83	1.95	1.85	1.96
Distributions from net investment income	(.10)	(.08)	(.30)	(.02)	-
Distributions from net realized gain	(.25)	(.13)	(.14)	(.04)	-
Total distributions	(.35)	(.21)	(.44)	(.06)	-
Redemption fees added to paid in capital D	.03	.01	.02	.03	.01
Net asset value, end of period	$ 35.88	$ 32.95	$ 30.32	$ 28.79	$ 26.97
Total Return B,C	10.05%	9.42%	6.92%	6.99%	7.88%
Ratios to Average Net Assets E,I
Expenses before reductions	.60%	.58%	.65%	.71%	1.30% A
Expenses net of fee waivers, if any	.35%	.42%	.45%	.45%	.45% A
Expenses net of all reductions	.35%	.42%	.45%	.45%	.45% A
Net investment income (loss)	.52%	.47%	.30%	1.41%	.31% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 190,571	$ 179,412	$ 117,324	$ 103,333	$ 29,687
Portfolio turnover rate F	18%	7%	10%	5%	55% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a special dividend which amounted to $.35 per share.

H For the period September 25, 2003 (commencement of operations) to November 30, 2003.

I Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended November 30, 2007

1. Organization.

Fidelity Nasdaq Composite Index Fund (the Fund) is a fund of Fidelity Commonwealth Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the

Annual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund will claim a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, futures transactions, partnerships, losses deferred due to wash sales and excise tax regulations.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 52,066,758
Unrealized depreciation	(15,811,877)
Net unrealized appreciation (depreciation)	36,254,881
Undistributed ordinary income	1,671,693
Undistributed long-term capital gain	1,838,794

Cost for federal income tax purposes	$ 156,737,231

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax character of distributions paid was as follows:

	November 30, 2007	November 30, 2006
Ordinary Income	$ 666,881	$ 427,794
Long-term Capital Gains	1,282,756	389,130
Total	$ 1,949,637	$ 816,924

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 90 days are subject to a redemption fee equal to .75% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncements. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48), was issued and is effective on the last business day of the semiannual reporting period for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management has concluded that the adoption of FIN 48 will not result in a material impact on the Fund's net assets, results of operations and financial statement disclosures.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the

Annual Report

4. Operating Policies - continued

Repurchase Agreements - continued

collateral proceeds could be delayed, during which time the value of the collateral may decline.

Futures Contracts. The Fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Realized gains (losses) are recorded upon the expiration or closing of the futures contract. Securities deposited to meet margin requirements are identified in the Schedule of Investments. Futures contracts involve, to varying degrees, risk of loss in excess of any futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contract's terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $31,913,217 and $42,501,819, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .24% of the Fund's average net assets.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by FMR for providing these services.

Annual Report

Notes to Financial Statements - continued

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted a Distribution and Service Plan. The Fund pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution fee based on annual percentage of the Fund's average net assets of up to .25%. In addition, FDC pays NASDAQ for marketing services provided to the Fund. For the period, the distribution fees were equivalent to an annualized rate of .06% of average net assets. The total amounts paid to and retained by FDC were $111,340 and $0, respectively.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period the transfer agent fees were equivalent to an annual rate of .15% of average net assets. Effective January 1, 2008, Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR replaced Fidelity Service Company, Inc. (FSC) as transfer agent for the Fund.

Accounting and Security Lending Fees. FSC maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Licensing Fees. Under the terms of a license agreement, FMR pays NASDAQ an annual licensing fee for the use of the NASDAQ Composite Index. FMR has entered into a sub-license agreement with the Fund whereby the Fund pays FMR the amount of the license fee at the rate of up to .06% of the Fund's average net assets.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $373 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned

Annual Report

8. Security Lending - continued

securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds.

9. Expense Reductions.

FMR contractually agreed to waive expenses of the Fund to the extent annual operating expenses exceeded .35% of average net assets. This waiver will remain in place through January 31, 2009. Some expenses, for example interest expense, including commitment fees, are excluded from this waiver. During the period this waiver reduced the Fund's expenses by $465,309.

In addition, through arrangements with the Fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody and transfer agent expenses by $2,568 and $2,532, respectively.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Commonwealth Trust and Shareholders of Fidelity Nasdaq Composite Index Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Nasdaq Composite Index Fund (the Fund), a fund of Fidelity Commonwealth Trust, including the schedule of investments, as of November 30, 2007, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of November 30, 2007, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity NASDAQ Composite Index Fund as of November 30, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

January 16, 2008

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 373 funds advised by FMR or an affiliate. Mr. Curvey oversees 368 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (77)

Year of Election or Appointment: 1974

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as President (2006-present), Chief Executive Officer, Chairman, and a Director of FMR LLC; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001-present) and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of Fidelity International Limited (FIL).

James C. Curvey (72)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) or Member of the Advisory Board (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006-present) and Director of FMR LLC. Mr. Curvey joined Fidelity in 1982 and served in numerous senior management positions, including President and Chief Operating Officer of FMR LLC (1997-2000) and President of Fidelity Strategic Investments (2000-2002). In addition, he serves as a member of the Board of Directors of Geerlings & Wade, Inc. (wine distribution).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR. FMR Corp. merged with FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (59)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003) and Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003). Mr. Dirks also serves as a Trustee and a member of the Finance Committee of Manhattan College (2005-present) and a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-present).

Albert R. Gamper, Jr. (65)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (1989-2002). He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2001-present), Chairman of the Board of Governors, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System.

George H. Heilmeier (71)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), and HRL Laboratories (private research and development, 2004-present). He is Chairman of the General Motors Science & Technology Advisory Board and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002), Compaq (1994-2002), Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing, 1995-2002), INET Technologies Inc. (telecommunications network surveillance, 2001-2004), and Teletech Holdings (customer management services). He is the recipient of the 2005 Kyoto Prize in Advanced Technology for his invention of the liquid crystal display, and a member of the Consumer Electronics Hall of Fame.

James H. Keyes (67)

Year of Election or Appointment: 2007

Prior to his retirement in 2003, Mr. Keyes was Chairman, President, and Chief Executive Officer of Johnson Controls, Inc. (automotive supplier, 1993-2003). He currently serves as a member of the boards of LSI Logic Corporation (semiconductor technologies), Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, 2002-present), and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions).

Marie L. Knowles (61)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare service, 2002-present). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (63)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees (2006-present). Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Sony Corporation (2006-present) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Board of Trustees of Fairfield University (2005-present), as well as a member of the Council on Foreign Relations.

Cornelia M. Small (63)

Year of Election or Appointment: 2005

Ms. Small is a member (2000-present) and Chairperson (2002-present) of the Investment Committee, and a member (2002-present) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990-1997) and Scudder Kemper Investments (1997-1999). In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (68)

Year of Election or Appointment: 2002

Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000; 2002-2003), CEO (1995-2000; 2002-2004), and Chairman of the Executive Committee (2000-2004). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate, 2002-present), Tyco International, Inc. (multinational manufacturing and services, 2007-present), and a member of the Advisory Board for Metalmark Capital (private equity investment firm, 2005-present). He is a special advisor to Clayton, Dubilier & Rice, Inc., a private equity investment firm. He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (68)

Year of Election or Appointment: 2005

Mr. Wolfe is Chairman and a Director of Hershey Foods Corporation (2007-present), where prior to his retirement in 2001, he was Chairman and Chief Executive Officer. Mr. Wolfe currently serves as a member of the board of Revlon Inc. (2004-present). Previously, Mr. Wolfe served as a member of the boards of Adelphia Communications Corporation (2003-2006) and Bausch & Lomb, Inc. (1993-2007).

Advisory Board Members and Executive Officers**:

Correspondence intended for Mr. Mauriello, Mr. Thomas, Mr. Wiley, Mr. Lacy, and Mr. Arthur Johnson may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Arthur E. Johnson (60)

Year of Election or Appointment: 2008

Member of the Advisory Board of Fidelity Commonwealth Trust. Mr. Johnson serves as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor). In addition, Mr. Johnson serves as a member of the Board of Directors of AGL Resources, Inc. (holding company, 2002-present), and IKON Office Solutions, Inc. (document management systems and services).

Alan J. Lacy (54)

Year of Election or Appointment: 2008

Member of the Advisory Board of Fidelity Commonwealth Trust. Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (a private equity firm). Mr. Lacy also served as Vice Chairman and Chief Executive Officer of Sears Holdings Corporation and Sears, Roebuck and Co. (retail, 2005-2006; 2000-2005). In addition, Mr. Lacy serves as a member of the Board of Directors of The Western Union Company (global money transfer, 2006-present). Mr. Lacy is a Trustee of the National Parks Conservation Association and The Field Museum of Natural History.

Peter S. Lynch (63)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Commonwealth Trust. Mr. Lynch is Vice Chairman and a Director of FMR, and Vice Chairman (2001-present) and a Director of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). In addition, he serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund.

Joseph Mauriello (63)

Year of Election or Appointment: 2007

Member of the Advisory Board of Fidelity Commonwealth Trust. Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services firm, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Capital Ltd., (global insurance and re-insurance company, 2006-present) and of Arcadia Resources Inc., (health care services and products, 2007-present). He also served as a Director of the Hamilton Funds of the Bank of New York (2006-2007).

David M. Thomas (58)

Year of Election or Appointment: 2007

Member of the Advisory Board of Fidelity Commonwealth Trust. Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions). In addition, Mr. Thomas serves as a member of the Board of Directors of Fortune Brands, Inc. (consumer products holding company), and Interpublic Group of Companies, Inc. (marketing communication, 2004-present).

Michael E. Wiley (57)

Year of Election or Appointment: 2007

Member of the Advisory Board of Fidelity Commonwealth Trust. Mr. Wiley also serves as a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-present). He serves as a Director of Tesoro Corporation (independent oil refiner and marketer, 2005-present), and a Director of Bill Barrett Corporation (exploration and production company, 2005-present). In addition, he also serves as a Director of Post Oak Bank (privately-held bank, 2004-present). Previously, Mr. Wiley served as a Sr. Energy Advisor of Katzenbach Partners, LLC (consulting firm, 2006-2007), and as an Advisory Director of Riverstone Holdings (private investment firm), and Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services company, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production company, 2001-2005).

Kimberley H. Monasterio (43)

Year of Election or Appointment: 2007

President and Treasurer of Fidelity Nasdaq Composite Index Fund. Ms. Monasterio also serves as President and Treasurer of other Fidelity funds (2007-present) and is an employee of FMR (2004-present). Previously, Ms. Monasterio served as Deputy Treasurer of the Fidelity funds (2004-2006). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000-2004) and Chief Financial Officer (2002-2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000-2004).

Walter C. Donovan (45)

Year of Election or Appointment: 2007

Vice President of Fidelity Nasdaq Composite Index Fund. Mr. Donovan also serves as Vice President of Fidelity's Equity Funds (2007-present). Mr. Donovan also serves as Executive Vice President of FMR (2005-present) and FMR Co., Inc. (2005-present). Previously, Mr. Donovan served as Vice President of Fidelity's High Income Funds (2005-2007), Fixed-Income Funds (2005-2006), certain Asset Allocation Funds (2005-2006), certain Balanced Funds (2005-2006), and as Vice President and Director of Fidelity's International Equity Trading group (1998-2005).

Eric D. Roiter (59)

Year of Election or Appointment: 1998

Secretary of Fidelity Nasdaq Composite Index Fund. He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001-present) and FMR; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001-present), Fidelity Research & Analysis Company (2001-present), and Fidelity Investments Money Management, Inc. (2001-present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003-present). Previously, Mr. Roiter served as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (1998-2005).

Scott C. Goebel (39)

Year of Election or Appointment: 2007

Assistant Secretary of Fidelity Nasdaq Composite Index Fund. Mr. Goebel also serves as Assistant Secretary of other Fidelity funds (2007-present), and is an employee of FMR.

R. Stephen Ganis (41)

Year of Election or Appointment: 2006

Anti-Money Laundering (AML) officer of Fidelity Nasdaq Composite Index Fund. Mr. Ganis also serves as AML officer of other Fidelity funds (2006-present) and FMR LLC (2003-present). Before joining Fidelity Investments, Mr. Ganis practiced law at Goodwin Procter, LLP (2000-2002).

Joseph B. Hollis (59)

Year of Election or Appointment: 2006

Chief Financial Officer of Fidelity Nasdaq Composite Index Fund. Mr. Hollis also serves as Chief Financial Officer of other Fidelity funds. Mr. Hollis is President of Fidelity Pricing and Cash Management Services (FPCMS) (2005-present). Mr. Hollis also serves as President and Director of Fidelity Service Company, Inc. (2006-present). Previously, Mr. Hollis served as Senior Vice President of Cash Management Services (1999-2002) and Investment Management Operations (2002-2005).

Kenneth A. Rathgeber (60)

Year of Election or Appointment: 2004

Chief Compliance Officer of Fidelity Nasdaq Composite Index Fund. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004-present) and Executive Vice President of Risk Oversight for Fidelity Investments (2002-present). He is Chief Compliance Officer of FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-present), Fidelity Research & Analysis Company (2005-present), Fidelity Investments Money Management, Inc. (2005-present), and Strategic Advisers, Inc. (2005-present). Previously, Mr. Rathgeber served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998-2002).

Bryan A. Mehrmann (46)

Year of Election or Appointment: 2005

Deputy Treasurer of Fidelity Nasdaq Composite Index Fund. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998-2004).

Kenneth B. Robins (38)

Year of Election or Appointment: 2005

Deputy Treasurer of Fidelity Nasdaq Composite Index Fund. Mr. Robins also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004) and a Senior Manager (1999-2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000-2002).

Robert G. Byrnes (40)

Year of Election or Appointment: 2005

Assistant Treasurer of Fidelity Nasdaq Composite Index Fund. Mr. Byrnes also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Byrnes served as Vice President of FPCMS (2003-2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000-2003).

Peter L. Lydecker (53)

Year of Election or Appointment: 2004

Assistant Treasurer of Fidelity Nasdaq Composite Index Fund. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.

Paul M. Murphy (60)

Year of Election or Appointment: 2007

Assistant Treasurer of Fidelity Nasdaq Composite Index Fund. Mr. Murphy also serves as Assistant Treasurer of other Fidelity funds (2007-present) and is an employee of FMR (2007-present). Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity Funds (2005-2006), Vice President and Associate General Counsel of FMR (2007), and Senior Vice President of Fidelity Pricing and Cash Management Services Group (FPCMS) (1994-2007).

Gary W. Ryan (49)

Year of Election or Appointment: 2005

Assistant Treasurer of Fidelity Nasdaq Composite Index Fund. Mr. Ryan also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Ryan served as Vice President of Fund Reporting in FPCMS (1999-2005).

** FMR Corp. merged with FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Annual Report

Distributions

The Board of Trustees of Fidelity Nasdaq Composite Index Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities and dividends derived from net investment income:

Pay Date	Record Date	Dividends	Capital Gains
12/24/07	12/21/07	$0.18	$0.50

The fund hereby designates as a capital gain dividend with respect to the taxable year ended November 30, 2007, $1,925,977, or, if subsequently determined to be different, the net capital gain of such year.

The fund designates 100% of the dividends distributed during the fiscal year, as qualifying for the dividends-received deduction for corporate shareholders.

The fund designates 100% of the dividends distributed during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2008 of amounts for use in preparing 2007 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Nasdaq Composite Index Fund

Each year, typically in July, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly each month except August and takes into account throughout the year matters bearing on Advisory Contracts. The Board, acting directly and through its separate committees, considers at each of its meetings factors that are relevant to the annual renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has adopted a written charter outlining the structure and purposes of the committee. One such committee, the Equity Contract Committee, meets periodically as needed throughout the year to consider matters specifically related to the annual renewal of Advisory Contracts. The committee requests and receives information on, and makes recommendations to the Independent Trustees concerning, the approval and annual review of the Advisory Contracts.

At its July 2007 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the Advisory Contracts for the fund. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the management fee and total expenses of the fund; (iii) the total costs of the services to be provided by and the profits to be realized by the investment adviser and its affiliates from the relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders. The Board also approved amendments to the fund's agreements with foreign sub-advisers to clarify that each sub-adviser provides services as an independent contractor.

In determining whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. In addition to evaluating the specific factors noted above, the Board, in reaching its determination, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's portfolio managers and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers. The Board also considered the agreement reached between the Independent Trustees and Fidelity in December 2006 following an independent review of matters relating to receipt of travel, entertainment, gifts and gratuities in violation of Fidelity policies.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that, since the last Advisory Contract renewals in July 2006, Fidelity has taken a number of actions that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure the investment research teams; (ii) contractually agreeing to reduce the management fee on Fidelity Advisor Floating Rate High Income Fund; (iii) contractually agreeing to reduce the management fees on Fidelity's California, Massachusetts, New Jersey, and New York AMT Tax-Free Money Market Funds, launching new Institutional Classes and Service Classes of these funds, and contractually agreeing to impose expense limitations on these funds; (iv) eliminating the exchange fee on the Fidelity Select Portfolios and reducing the pricing and bookkeeping fee rates for these funds; (v) reducing the maximum transfer agency fee rates on high income funds and certain equity funds; (vi) proposing amended management contracts that, if approved by shareholders, will add a performance adjustment component to the management fees paid by 18 Fidelity Advisor equity funds; (vii) contractually agreeing to reduce fees for Ultra-Short Central Fund and the money market Central Funds; (viii) waiving the Fidelity Advisor funds' contingent deferred sales charge on certain redemptions made through systematic withdrawal programs; and (ix) amending the management contracts for equity and fixed-income funds whose management contracts incorporate a "group fee" structure by adding four new fee "breakpoints" to the group fee rate schedules.

Annual Report

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance, as well as the fund's relative investment performance measured against a broad-based securities market index over multiple periods. The Board noted that FMR does not believe that a meaningful peer group exists against which to compare the fund's performance. Because the fund had been in existence less than five calendar years, the following charts considered by the Board show, over the one- and three-year periods ended December 31, 2006, the fund's cumulative total returns and the cumulative total returns of a broad-based securities market index ("benchmark").

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nasdaq Composite Index Fund

The Board stated that the relative investment performance of the fund was lower than its benchmark for all the periods shown, but considered that, unlike the benchmark, the fund has fees and transaction costs. The Board discussed with FMR actions to be taken by FMR to improve the fund's below-benchmark performance.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared. The Board also considered supplemental information about how the fund's management fee and total expenses ranked relative to groups based on Lipper classifications, which take into account a fund's market capitalization and style.

The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 35% means that 65% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Annual Report

Nasdaq Composite Index Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2006.

Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of the fund's total expenses, the Board considered the fund's management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the fund's total expenses ranked above its competitive median for 2006. The Board also considered that, following discussions with the Board, effective September 1, 2006, FMR contractually agreed to waive a portion of its management fee until January 31, 2008, to the extent necessary to maintain the fund's total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, and extraordinary expenses) at 35 basis points.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the fund's total expenses were reasonable, although above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

Annual Report

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions, including reductions that occur through operation of the transfer agent agreement. The transfer agent fee varies in part based on the number of accounts in the fund. If the number of accounts decreases or the average account size increases, the overall transfer agent fee rate decreases. The Board concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on several topics, including (i) fund performance trends and actions to be taken by FMR to improve certain funds' overall performance; (ii) Fidelity's portfolio manager compensation structure, including its effects on fund profitability and the extent to which portfolio manager compensation is linked to fund performance; (iii) Fidelity's fee structures; (iv) the funds' sub-advisory arrangements; and (v) accounts managed by Fidelity other than the Fidelity funds.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Annual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Geode Capital Management, LLC

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agent

Fidelity Service Company, Inc.
Boston, MA

Custodian

JPMorgan Chase Bank
New York, NY

The Fidelity Telephone Connection

1-800-FIDELITY

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

EIF-UANN-0108
1.795563.104

Fidelity®

Nasdaq Composite® Index Tracking Stock

Annual Report

November 30, 2007

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Premium/Discount Analysis	<Click Here>	Information regarding the fund's NAV and market price.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-FIDELITY to request a free copy of the proxy voting guidelines.

Nasdaq® and Nasdaq Composite® are trademarks of The Nasdaq Stock Market, Inc. (which with its Affiliates are the Corporations) and are licensed for use by Fidelity. The product has not been passed on by the Corporations as to its legality or suitability. The product is not issued, endorsed or sold by the Corporations. The Corporations make no warranties and bear no liability with respect to shares of the product.

Geode is a registered trademark of Geode Capital Management, LLC.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Many stock and bond markets around the world have been unsettled of late; however, volatility can often lead to opportunity for patient investors. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

The fund's net asset value ("NAV") performance is based on the NAV calculated each business day. It is calculated in accordance with the standard formula for valuing mutual fund shares as of the close of regular trading hours on the Nasdaq stock market, normally 4:00 p.m. Eastern time (or NYSE if Nasdaq is closed). The fund's market price performance is based on the daily closing price of the shares of the fund on the Nasdaq stock market.

Cumulative total returns reflect performance over the period shown generally by adding one year's return - positive or negative - to the next year's return. NAV and closing market price average annual returns reflect the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value), at NAV and Market Price, respectively, and assumes a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or selling of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow.

Cumulative Total Returns

Periods ended November 30, 2007	Past 1 year	Life of Fund A
Fidelity® Nasdaq Composite® Index Tracking Stock - NAV	9.68%	48.30%
Fidelity Nasdaq Composite Index Tracking Stock - Market Price	9.33%	47.76%
NASDAQ Composite® Index	10.16%	50.58%

Average Annual Total Returns

Periods ended November 30, 2007	Past 1 year	Life of Fund A
Fidelity Nasdaq Composite Index Tracking Stock - NAV	9.68%	9.88%
Fidelity Nasdaq Composite Index Tracking Stock - Market Price	9.33%	9.78%

A From September 25, 2003.

Annual Report

Performance - continued

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Nasdaq Composite® Index Tracking Stock - NAV on September 25, 2003, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the NASDAQ Composite® Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Comments from Jeffrey Adams, who oversees the Fidelity® Nasdaq Composite® Index Tracking Stock's investment management team as Head of Indexing for Geode Capital Management, LLC

Credit- and recession-related concerns carved deeply into the stock market's gains late in the 12-month period ending November 30, 2007. In fact, the entire second half of the period was negative for many equity benchmarks, as the credit crunch - precipitated by the housing market slowdown and the subprime mortgage crisis - weighed heavily on investor sentiment, as did sharply higher prices for oil and gasoline. The Federal Reserve Board did its part to address the market's struggles, first in August by lowering its discount rate to inject liquidity into the financial system, then in September and October with two cuts in the federal funds target rate. Stocks responded well to these moves for a time, before plunging again in November. For the 12 months overall, the Dow Jones Industrial AverageSM rose 11.92%, the Standard & Poor's 500SM Index gained 7.72% and the NASDAQ Composite® Index returned 10.16%. The small-cap Russell 2000® Index tumbled, however, falling 1.17%.

For the 12 months ending November 30, 2007, the fund's return at net asset value was 9.68%, trailing the return of the NASDAQ index. The fund's market price returned 9.33%. The technology sector, which made up just over half of the index on average and was by far its biggest weighting, enjoyed solid gains, with hardware/equipment stocks doing the best. Within this sector, Apple, a maker of computers and personal electronic devices, continued to consistently beat analysts' earnings estimates. Internet search leader Google saw healthy gains as well, rising on impressive earnings and anticipated plans to enter the mobile phone software market. Software giant Microsoft also added to performance. On the negative side, the financial sector did particularly poorly - especially banks, which were weighed down by concerns about subprime loans and the subsequent credit squeeze. One of the biggest individual detractors of the period - Amgen - belonged to the health care sector. This biotechnology company faced major difficulties during the past year - especially declining sales of Aranesp, an important and profitable drug for the company. Cable and media stock Comcast underperformed as well, struggling with intense competition from telephone and satellite television service providers. Sears Holdings, the nation's third-largest retailer, was another negative.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Premium/Discount Analysis (Unaudited)

Shares of Fidelity® Nasdaq Composite® Index Tracking Stock (the fund) are listed on the Nasdaq stock market and can be bought and sold on the secondary market at market prices. Although the market price is expected to approximate the fund's NAV, it is possible that the market price and NAV will vary significantly. The closing market price is the daily closing price as reported on the Nasdaq stock market.

Premiums or discounts are the differences (expressed as a basis point differential with 1 basis point equaling 1/100 of 1%) between the fund's NAV and closing market price. A premium indicates that the closing market price is trading above the NAV. A discount indicates that the closing market price is trading below the NAV. A discrepancy may exist with respect to the timing of when the NAV is calculated and the determination of the closing market price.

The chart below presents information about the differences between the fund's daily closing market price and the fund's NAV.

Period Ended November 30, 2007

From commencement of operations*
to November 30, 2007	Closing Price Below NAV		Closing Price Above or Equal to NAV
Basis Point Differential	Number of Days	% of Total Days	Number of Days	% of Total Days
0 - <25	583	55.31%	425	40.33%
25 - <50	26	2.47%	13	1.23%
50 - <75	4	0.38%	3	0.28%
75 - <100	0	-	0	-
100 or above	0	-	0	-
Total	613	58.16%	441	41.84%

* September 25, 2003

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2007 to November 30, 2007).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Annual Report

Shareholder Expense Example - continued

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value June 1, 2007	Ending Account Value November 30, 2007	Expenses Paid During Period* June 1, 2007 to November 30, 2007
Actual	$ 1,000.00	$ 1,022.90	$ 1.52
Hypothetical (5% return per year before expenses)	$ 1,000.00	$ 1,023.56	$ 1.52

* Expenses are equal to the Fund's annualized expense ratio of .30%; multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Annual Report

Investment Changes

Top Ten Stocks as of November 30, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Microsoft Corp.	8.0	7.6
Cisco Systems, Inc.	4.3	4.1
Google, Inc. Class A (sub. vtg.)	4.1	2.9
Apple, Inc.	4.0	2.6
Intel Corp.	3.9	3.2
Oracle Corp.	2.6	2.5
QUALCOMM, Inc.	1.7	1.8
Research In Motion Ltd.	1.6	0.8
Amgen, Inc.	1.5	1.7
Dell, Inc.	1.4	1.5
	33.1
Market Sectors as of November 30, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	52.1	48.9
Health Care	13.4	13.6
Consumer Discretionary	12.3	13.5
Financials	9.1	10.8
Industrials	6.4	6.1
Consumer Staples	1.8	1.8
Energy	1.5	1.4
Telecommunication Services	1.5	1.8
Materials	1.2	1.3
Utilities	0.2	0.2
Asset Allocation (% of fund's net assets)
To match the NASDAQ Composite® Index, Fidelity® Nasdaq Composite® Index Tracking Stock seeks 100% investment exposure to stocks at all times.

Annual Report

Investments November 30, 2007

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value
CONSUMER DISCRETIONARY - 12.3%
Auto Components - 0.2%
Aftermarket Technology Corp (a).	993	$ 27,725
Amerigon, Inc. (a)	826	15,099
Amerityre Corp. (a)	965	2,268
Ballard Power Systems, Inc. (a)	3,617	16,277
China Automotive Systems, Inc. (a)	705	4,942
Dorman Products, Inc. (a)	910	12,749
Exide Technologies (a)	2,430	17,083
Fuel Systems Solutions, Inc. (a)	743	10,952
GenTek, Inc. (a)	278	8,340
Gentex Corp.	4,552	90,221
Hayes Lemmerz International, Inc. (a)	2,437	10,065
Noble International Ltd.	356	5,810
Quantum Fuel Systems Technologies Worldwide, Inc. (a)	1,316	829
Shiloh Industries, Inc.	590	5,812
Spartan Motors, Inc.	1,139	11,367
Strattec Security Corp.	176	7,814
		247,353
Automobiles - 0.0%
Nissan Motor Co. Ltd. sponsored ADR (d)	1,365	31,259
Distributors - 0.1%
Audiovox Corp. Class A (a)	814	10,395
Core-Mark Holding Co., Inc. (a)	240	6,439
DXP Enterprises, Inc. (a)	126	5,840
LKQ Corp. (a)	1,908	75,767
Source Interlink Companies, Inc. (a)	1,150	2,312
		100,753
Diversified Consumer Services - 0.7%
American Public Education, Inc.	400	16,920
Apollo Group, Inc. Class A (non-vtg.) (a)	4,942	378,162
Bright Horizons Family Solutions, Inc. (a)	796	30,081
Capella Education Co.	433	30,492
Career Education Corp. (a)	2,683	77,083
Coinstar, Inc. (a)	807	21,087
Corinthian Colleges, Inc. (a)	2,455	42,864
Home Solutions America, Inc. (a)(d)	1,345	1,426
INVESTools, Inc. (a)	1,846	28,521
Lincoln Educational Services Corp. (a)	622	8,633
Matthews International Corp. Class A	971	42,860
Princeton Review, Inc. (a)	1,523	11,560
Steiner Leisure Ltd. (a)	616	26,303
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Diversified Consumer Services - continued
Stewart Enterprises, Inc. Class A	3,845	$ 31,529
Strayer Education, Inc.	398	71,982
		819,503
Hotels, Restaurants & Leisure - 1.7%
AFC Enterprises, Inc. (a)	756	8,248
Ambassadors Group, Inc.	720	13,205
Ambassadors International, Inc.	387	4,652
Ameristar Casinos, Inc.	1,682	52,798
Benihana, Inc. (a)	93	1,349
Benihana, Inc. Class A (sub. vtg.) (a)	189	2,646
BJ's Restaurants, Inc. (a)	883	15,709
Bob Evans Farms, Inc.	982	30,285
Buffalo Wild Wings, Inc. (a)	640	18,502
California Pizza Kitchen, Inc. (a)	1,164	18,519
Caribou Coffee Co., Inc. (a)	456	2,088
Carrols Restaurant Group, Inc.	511	5,452
CBRL Group, Inc.	731	24,459
Century Casinos, Inc. (a)	776	4,819
Churchill Downs, Inc.	506	26,555
Cosi, Inc. (a)	1,697	4,005
Ctrip.com International Ltd. sponsored ADR	1,942	116,734
Denny's Corp. (a)	2,553	10,467
Empire Resorts, Inc. (a)(d)	1,323	4,750
FortuNet, Inc. (a)(d)	393	3,293
Gaming Partners International Corp.	293	2,356
Great Wolf Resorts, Inc. (a)	1,231	13,319
Home Inns & Hotels Management, Inc. ADR (d)	280	11,250
International Speedway Corp. Class A	763	32,511
Isle of Capri Casinos, Inc. (a)	982	17,165
Jamba, Inc. (a)	1,956	6,690
Magna Entertainment Corp. Class A (sub. vtg.) (a)	2,431	3,549
McCormick & Schmick's Seafood Restaurants (a)	585	8,576
Melco PBL Entertainment (Macau) Ltd. sponsored ADR	1,957	28,357
Monarch Casino & Resort, Inc. (a)	718	18,366
Morgans Hotel Group Co. (a)	968	17,898
MTR Gaming Group, Inc. (a)	1,171	8,103
Multimedia Games, Inc. (a)	808	6,416
O'Charleys, Inc.	752	11,212
P.F. Chang's China Bistro, Inc. (a)	873	22,340
Panera Bread Co. Class A (a)	972	38,948
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Papa John's International, Inc. (a)	765	$ 18,016
Peet's Coffee & Tea, Inc. (a)	473	12,639
Penn National Gaming, Inc. (a)	2,393	142,503
Premier Exhibitions, Inc. (a)	1,124	12,229
Progressive Gaming International Corp. (a)	956	2,294
Red Robin Gourmet Burgers, Inc. (a)	583	23,063
Ruth's Chris Steak House, Inc. (a)	473	5,723
Scientific Games Corp. Class A (a)	2,659	86,125
Shuffle Master, Inc. (a)	1,069	14,293
Sonic Corp. (a)	1,968	48,019
Starbucks Corp. (a)	21,438	501,435
Texas Roadhouse, Inc. Class A (a)	1,731	21,793
The Cheesecake Factory, Inc. (a)	2,243	52,239
Town Sports International Holdings, Inc. (a)	841	8,494
Trump Entertainment Resorts, Inc. (a)	1,234	6,380
Wynn Resorts Ltd.	3,186	404,431
Youbet.com, Inc. (a)	1,618	1,812
		1,977,079
Household Durables - 0.7%
Avatar Holdings, Inc. (a)	201	8,756
Bassett Furniture Industries, Inc.	621	5,527
California Coastal Communities, Inc. (a)	548	3,233
Cavco Industries, Inc. (a)	173	6,529
Comstock Homebuilding Companies, Inc. Class A (a)	258	227
Craftmade International, Inc.	325	2,584
Directed Electronics, Inc. (a)	427	807
Dixie Group, Inc. (a)	378	3,402
Dominion Homes, Inc. (a)	390	265
Flexsteel Industries, Inc.	653	8,345
Garmin Ltd.	6,270	673,085
Helen of Troy Ltd. (a)	789	14,305
Hooker Furniture Corp.	576	9,688
iRobot Corp. (a)	675	10,814
Kimball International, Inc. Class B	1,046	13,954
Lifetime Brands, Inc.	394	5,051
Makita Corp. sponsored ADR	218	9,664
Palm Harbor Homes, Inc. (a)	821	9,261
Stanley Furniture Co., Inc.	663	7,439
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Syntax-Brillian Corp. (a)(d)	2,000	$ 5,820
Universal Electronics, Inc. (a)	503	18,586
		817,342
Internet & Catalog Retail - 2.0%
1-800-FLOWERS.com, Inc. Class A (a)	1,320	13,820
Amazon.com, Inc. (a)	11,978	1,084,728
Audible, Inc. (a)	1,256	14,482
Blue Nile, Inc. (a)	501	36,979
dELiA*s, Inc. (a)	918	3,121
Drugstore.com, Inc. (a)	2,400	7,344
Expedia, Inc. (a)	7,337	239,186
Gaiam, Inc. Class A (a)	615	14,483
GSI Commerce, Inc. (a)	1,364	35,628
IAC/InterActiveCorp (a)	7,755	215,822
Liberty Media Corp. - Interactive Series A (a)	18,283	368,402
Netflix, Inc. (a)(d)	1,888	43,613
NutriSystem, Inc. (a)(d)	1,004	25,251
Overstock.com, Inc. (a)	709	16,428
PC Mall, Inc. (a)	417	4,533
PetMed Express, Inc. (a)	909	11,581
Priceline.com, Inc. (a)	1,126	128,139
Shutterfly, Inc. (a)	622	17,721
Stamps.com, Inc. (a)	501	6,363
US Auto Parts Network, Inc.	902	7,487
ValueVision Media, Inc. Class A (a)	1,196	7,870
		2,302,981
Leisure Equipment & Products - 0.1%
Arctic Cat, Inc.	583	6,221
JAKKS Pacific, Inc. (a)	916	23,120
Pool Corp. (d)	1,552	33,089
RC2 Corp. (a)	647	18,815
Smith & Wesson Holding Corp. (a)	1,128	11,235
		92,480
Media - 4.2%
ACME Communications, Inc.	1,344	4,193
Alloy, Inc. (a)	447	3,017
Beasley Broadcast Group, Inc. Class A	701	4,907
Carmike Cinemas, Inc.	451	5,322
Central European Media Enterprises Ltd. Class A (a)	1,000	109,710
Charter Communications, Inc. Class A (a)	14,010	18,493
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
CKX, Inc. (a)	2,760	$ 33,479
Comcast Corp.:
Class A (a)	60,033	1,233,078
Class A (special) (non-vtg.) (a)	28,567	577,339
Courier Corp.	310	10,190
Crown Media Holdings, Inc. Class A (a)(d)	2,729	19,840
CTC Media, Inc. (a)	4,258	102,447
Cumulus Media, Inc. Class A (a)	1,497	12,590
DG FastChannel, Inc. (a)	480	9,389
Discovery Holding Co. Class A (a)	7,871	192,525
EchoStar Communications Corp. Class A (a)	5,974	257,479
EMAK Worldwide, Inc. (a)	751	961
Emmis Communications Corp. Class A	865	3,728
Entertainment Distribution Co., Inc. (a)	2,365	1,656
Fisher Communications, Inc. (a)	275	11,201
Focus Media Holding Ltd. ADR (a)	3,188	179,931
Gemstar-TV Guide International, Inc. (a)	13,026	76,853
Global Sources Ltd.	1,251	38,068
Harris Interactive, Inc. (a)	2,017	8,451
IMAX Corp. (a)	1,175	5,499
Knology, Inc. (a)	1,453	19,528
Lakes Entertainment, Inc. (a)	932	6,188
Lamar Advertising Co. Class A	2,551	132,678
Liberty Global, Inc.:
Class A (a)	5,429	220,526
Class B (a)(d)	153	6,089
Class C (a)	5,430	207,698
Liberty Media Corp. - Capital Series A (a)	3,622	431,235
LodgeNet Entertainment Corp. (a)	850	16,320
MDC Partners, Inc. Class A (sub. vtg.) (a)	1,198	11,333
Mediacom Communications Corp. Class A (a)	3,080	13,891
Morningstar, Inc. (a)	1,268	103,152
National CineMedia, Inc.	1,055	29,202
Navarre Corp. (a)	1,070	2,258
New Frontier Media, Inc.	1,082	5,248
Outdoor Channel Holdings, Inc. (a)	687	4,795
Private Media Group, Inc. (a)(d)	1,732	5,698
Radio One, Inc.:
Class A (a)	690	1,373
Class D (non-vtg.) (a)	2,339	4,772
RCN Corp.	898	13,039
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Regent Communication, Inc. (a)	1,930	$ 3,995
Rentrak Corp. (a)	371	5,194
Reuters Group PLC sponsored ADR	467	34,978
RRSat Global Communications Network Ltd.	678	14,306
Salem Communications Corp. Class A	587	4,696
Scholastic Corp. (a)	1,081	38,094
Sinclair Broadcast Group, Inc. Class A	1,498	15,504
Sirius Satellite Radio, Inc. (a)(d)	42,489	162,733
Spanish Broadcasting System, Inc. Class A (a)	1,316	2,527
TiVo, Inc. (a)	3,027	22,672
Value Line, Inc.	308	12,739
Virgin Media, Inc.	9,751	185,269
WorldSpace, Inc. Class A (a)(d)	1,939	6,767
WPP Group plc sponsored ADR	696	44,022
WPT Enterprises, Inc. (a)	556	1,201
Xinhua Finance Media Ltd. sponsored ADR (d)	684	4,282
XM Satellite Radio Holdings, Inc. Class A (a)	8,769	136,796
Young Broadcasting, Inc. Class A (a)	643	907
		4,852,051
Multiline Retail - 0.5%
Dollar Tree Stores, Inc. (a)	2,778	79,617
Fred's, Inc. Class A	1,366	14,234
Sears Holdings Corp. (a)(d)	4,103	432,908
The Bon-Ton Stores, Inc.	381	4,450
Tuesday Morning Corp.	1,223	9,099
		540,308
Specialty Retail - 1.6%
A.C. Moore Arts & Crafts, Inc. (a)	636	10,093
America's Car Mart, Inc. (a)	709	7,693
bebe Stores, Inc.	2,529	34,142
Bed Bath & Beyond, Inc.	7,908	248,707
Big 5 Sporting Goods Corp.	785	12,898
Books-A-Million, Inc.	554	6,698
Cache, Inc. (a)	507	6,789
Casual Male Retail Group, Inc. (a)	994	6,163
Charlotte Russe Holding, Inc. (a)	817	13,448
Charming Shoppes, Inc. (a)	3,786	20,937
Citi Trends, Inc. (a)	451	6,968
Coldwater Creek, Inc. (a)	2,513	20,732
Conn's, Inc. (a)(d)	811	14,679
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Cost Plus, Inc. (a)	623	$ 1,962
Deltek, Inc.	1,200	21,936
Dress Barn, Inc. (a)	1,935	27,361
Finish Line, Inc. Class A	1,388	5,205
Golfsmith International Holdings, Inc. (a)	424	1,696
Gymboree Corp. (a)	861	28,723
Hibbett Sports, Inc. (a)	1,148	24,590
Hot Topic, Inc. (a)	1,400	8,834
Jos. A. Bank Clothiers, Inc. (a)	465	12,039
Kirkland's, Inc. (a)	684	513
Monro Muffler Brake, Inc.	841	17,720
Mothers Work, Inc. (a)	92	1,566
O'Reilly Automotive, Inc. (a)	3,054	100,354
Pacific Sunwear of California, Inc. (a)	2,053	33,628
PetSmart, Inc.	4,213	119,986
Pomeroy IT Solutions, Inc. (a)	702	4,956
Rent-A-Center, Inc. (a)	2,232	31,605
Restoration Hardware, Inc. (a)	1,502	10,604
Ross Stores, Inc.	4,159	109,714
Select Comfort Corp. (a)(d)	1,507	16,034
Sharper Image Corp. (a)(d)	487	1,622
Shoe Carnival, Inc. (a)	615	7,159
Staples, Inc.	20,411	483,741
Stein Mart, Inc.	1,295	7,019
The Children's Place Retail Stores, Inc. (a)	888	25,272
Tractor Supply Co. (a)	1,267	51,972
Trans World Entertainment Corp. (a)	349	1,906
Ulta Salon, Cosmetics & Fragrance, Inc.	1,600	41,184
Urban Outfitters, Inc. (a)	4,806	125,917
West Marine, Inc. (a)	665	5,872
Wet Seal, Inc. Class A (a)	1,720	3,664
Wilsons Leather Experts, Inc. (a)	1,184	1,291
Zumiez, Inc. (a)	876	24,353
		1,769,945
Textiles, Apparel & Luxury Goods - 0.5%
Blue Holdings, Inc.	1,230	800
Charles & Colvard Ltd. (d)	552	1,308
Cherokee, Inc.	480	15,125
Columbia Sportswear Co.	1,137	54,587
Crocs, Inc. (a)	2,379	92,852
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
Deckers Outdoor Corp. (a)	398	$ 57,380
Fossil, Inc. (a)	2,134	92,488
G-III Apparel Group Ltd. (a)	360	5,173
Heelys, Inc. (d)	696	4,239
Iconix Brand Group, Inc. (a)	1,853	42,230
K-Swiss, Inc. Class A	774	14,048
LJ International, Inc. (a)	716	2,470
Lululemon Athletica, Inc. (d)	1,973	72,350
Perry Ellis International, Inc. (a)	544	8,769
Steven Madden Ltd.	730	16,593
Tandy Brands Accessories, Inc.	728	6,909
True Religion Apparel, Inc. (a)	697	12,142
Volcom, Inc. (a)	620	16,721
Wacoal Holdings Corp. sponsored ADR	73	4,642
Warnaco Group, Inc. (a)	1,332	49,151
Weyco Group, Inc.	656	17,961
		587,938
TOTAL CONSUMER DISCRETIONARY		14,138,992
CONSUMER STAPLES - 1.8%
Beverages - 0.2%
Central European Distribution Corp. (a)	1,196	59,800
Coca-Cola Bottling Co. Consolidated	231	13,107
Hansen Natural Corp. (a)	2,646	114,863
Jones Soda Co. (a)(d)	1,113	7,346
MGP Ingredients, Inc.	461	3,789
National Beverage Corp.	1,074	7,948
		206,853
Food & Staples Retailing - 1.2%
Andersons, Inc.	522	22,143
Arden Group, Inc. Class A	138	19,873
Casey's General Stores, Inc.	1,376	39,904
Costco Wholesale Corp.	12,767	860,496
Ingles Markets, Inc. Class A	420	9,992
Nash-Finch Co.	478	17,060
Pathmark Stores, Inc. (a)	1,366	17,621
Performance Food Group Co. (a)	1,137	31,484
Pricesmart, Inc.	894	26,668
Spartan Stores, Inc.	634	14,265
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Susser Holdings Corp.	463	$ 10,918
The Pantry, Inc. (a)	643	18,512
United Natural Foods, Inc. (a)	1,277	37,403
Whole Foods Market, Inc.	3,968	170,664
Winn-Dixie Stores, Inc. (a)	1,578	29,840
		1,326,843
Food Products - 0.3%
Alico, Inc.	185	8,212
Bridgford Foods Corp. (a)	1,399	9,737
Cal-Maine Foods, Inc.	815	20,073
Calavo Growers, Inc.	557	10,377
Cresud S.A.C.I.F. y A. sponsored ADR	816	15,096
Diamond Foods, Inc.	918	18,369
Farmer Brothers Co.	550	12,645
Green Mountain Coffee Roasters, Inc. (a)	696	22,704
Hain Celestial Group, Inc. (a)	1,070	35,396
Imperial Sugar Co.	373	8,512
J&J Snack Foods Corp.	636	20,594
Lancaster Colony Corp.	833	32,087
Lance, Inc.	1,102	22,855
Lifeway Foods, Inc. (a)	1,096	11,157
Origin Agritech Ltd. (a)	506	2,859
Sanderson Farms, Inc.	710	22,053
SunOpta, Inc. (a)	2,087	29,865
Synutra International, Inc. (a)(d)	1,623	60,668
		363,259
Household Products - 0.0%
Central Garden & Pet Co.	970	5,209
Central Garden & Pet Co. Class A (non-vtg.) (a)	967	5,077
WD-40 Co.	495	19,637
		29,923
Personal Products - 0.1%
Bare Escentuals, Inc. (a)	2,436	51,278
Chattem, Inc. (a)	577	40,915
Elizabeth Arden, Inc. (a)	1,016	24,414
Inter Parfums, Inc.	681	12,442
Mannatech, Inc. (d)	841	5,307
Parlux Fragrances, Inc. (a)	826	3,321
Physicians Formula Holdings, Inc.	620	8,041
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Personal Products - continued
Reliv International, Inc.	444	$ 3,499
USANA Health Sciences, Inc. (a)(d)	594	24,758
		173,975
Tobacco - 0.0%
Star Scientific, Inc. (a)	2,389	2,270
TOTAL CONSUMER STAPLES		2,103,123
ENERGY - 1.5%
Energy Equipment & Services - 0.4%
Acergy SA sponsored ADR	930	19,735
Bronco Drilling Co., Inc. (a)	491	7,051
Dawson Geophysical Co. (a)	252	16,889
Exterran Partners LP	430	14,943
Global Industries Ltd. (a)	3,401	75,400
Gulf Island Fabrication, Inc.	362	11,515
Hercules Offshore, Inc. (a)	2,441	61,049
Horizon Offshore, Inc. (a)	814	13,789
Lufkin Industries, Inc.	449	23,352
Matrix Service Co. (a)	775	20,220
Omni Energy Services Corp. (a)	572	2,906
OYO Geospace Corp. (a)	162	16,961
Patterson-UTI Energy, Inc.	4,816	90,782
PHI, Inc. (non-vtg.) (a)	356	11,353
Superior Offshore International, Inc.	727	4,486
Superior Well Services, Inc. (a)	626	12,138
T-3 Energy Services, Inc.	361	18,198
Tesco Corp. (a)	1,236	27,307
Trico Marine Services, Inc. (a)	392	13,865
Union Drilling, Inc. (a)	591	7,506
		469,445
Oil, Gas & Consumable Fuels - 1.1%
Alliance Holdings GP, LP	1,529	34,403
Alliance Resource Partners LP	1,006	38,268
APCO Argentina, Inc.	772	20,697
Approach Resources, Inc.	544	7,018
Atlas America, Inc.	848	48,149
ATP Oil & Gas Corp. (a)	939	41,861
BreitBurn Energy Partners LP	875	25,935
Brigham Exploration Co. (a)	1,611	11,132
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Calumet Specialty Products Partners LP	434	$ 16,045
Capital Product Partners LP	646	15,969
Carrizo Oil & Gas, Inc. (a)	805	39,002
Clayton Williams Energy, Inc. (a)	341	9,807
Clean Energy Fuels Corp.	1,281	19,113
Copano Energy LLC	1,218	47,502
CREDO Petroleum Corp. (a)	216	1,881
Crosstex Energy LP	913	30,613
Crosstex Energy, Inc.	1,321	47,424
Delta Petroleum Corp. (a)	1,903	29,249
Dorchester Minerals LP	855	17,339
Double Eagle Petroleum Co. (a)	576	8,519
Eagle Rock Energy Partners LP	1,699	35,815
Edge Petroleum Corp. (a)	825	4,868
Energy XXI (Bermuda) Ltd. (a)	2,609	13,358
EV Energy Partners LP	250	9,000
FX Energy, Inc. (a)	1,607	11,956
Geomet, Inc. (a)	1,104	5,365
GMX Resources, Inc. (a)	477	15,259
Golar LNG Ltd. (NASDAQ)	1,674	35,639
Green Plains Renewable Energy, Inc. (a)	163	1,630
Gulfport Energy Corp. (a)	1,131	23,547
Hiland Holdings GP LP	626	15,925
Hiland Partners LP	96	4,560
Inergy Holdings LP	597	26,358
Inergy LP	1,482	47,869
Ivanhoe Energy, Inc. (a)	9,552	16,716
James River Coal Co. (a)(d)	677	5,010
Knightsbridge Tankers Ltd. (d)	527	13,286
Legacy Reserves LP	621	13,265
Linn Energy LLC (d)	3,276	87,993
Marine Petroleum Trust	403	14,746
Martin Midstream Partners LP	583	22,428
NGAS Resources, Inc. (a)	952	5,902
Pacific Ethanol, Inc. (a)(d)	1,065	6,507
Parallel Petroleum Corp. (a)	1,408	26,963
Petroleum Development Corp. (a)	607	30,757
PrimeEnergy Corp. (a)	114	6,360
Quest Resource Corp. (a)	1,485	11,969
Ram Energy Resources, Inc. (a)	753	3,765
Regency Energy Partners LP	1,115	34,398
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Rosetta Resources, Inc. (a)	1,333	$ 24,394
Semgroup Energy Partners LP	392	10,486
StealthGas, Inc.	325	5,301
Syntroleum Corp. (a)	1,973	2,486
Targa Resources Partners LP	935	26,648
TC Pipelines LP	1,011	37,367
Top Tankers, Inc. (a)	1,109	4,902
Toreador Resources Corp. (a)	611	3,984
TXCO Resources, Inc. (a)	963	11,604
Uranium Resources, Inc. (a)(d)	1,816	21,538
US BioEnergy Corp.	2,159	19,582
Verenium Corp. (a)(d)	1,661	6,063
Warren Resources, Inc. (a)	1,527	19,485
		1,254,980
TOTAL ENERGY		1,724,425
FINANCIALS - 9.1%
Capital Markets - 2.5%
American Capital Strategies Ltd. (d)	5,178	194,745
Calamos Asset Management, Inc. Class A	686	20,312
Capital Southwest Corp.	98	11,784
Charles Schwab Corp.	32,849	798,559
Cowen Group, Inc. (a)	429	4,603
Diamond Hill Investment Group, Inc. (a)	132	10,252
E*TRADE Financial Corp. (a)	12,312	56,635
Epoch Holding Corp.	821	11,486
FBR Capital Markets Corp. (d)	2,136	21,510
FCStone Group, Inc.	731	30,856
FirstCity Financial Corp. (a)	631	5,124
GFI Group, Inc. (a)	832	81,020
Harris & Harris Group, Inc. (a)	906	8,707
International Assets Holding Corp. (a)(d)	507	14,161
Knight Capital Group, Inc. Class A (a)	3,119	41,639
Northern Trust Corp.	6,397	518,093
optionsXpress Holdings, Inc.	1,976	60,090
Penson Worldwide, Inc. (a)	658	10,087
Sanders Morris Harris Group, Inc.	717	6,976
SEI Investments Co.	5,414	167,942
T. Rowe Price Group, Inc.	7,627	468,908
TD Ameritrade Holding Corp. (a)	17,350	324,272
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
Thomas Weisel Partners Group, Inc. (a)	844	$ 11,597
TradeStation Group, Inc. (a)	1,325	15,807
U.S. Global Investments, Inc. Class A	585	9,635
		2,904,800
Commercial Banks - 3.6%
1st Source Corp.	822	16,555
Abington Bancorp, Inc.	872	7,726
Alabama National Bancorp, Delaware	582	44,983
Alliance Financial Corp.	255	6,143
Amcore Financial, Inc.	572	13,442
American National Bankshares, Inc.	380	7,733
American River Bankshares	343	6,911
AmericanWest Bancorp	580	10,527
Ameris Bancorp	521	8,768
Ames National Corp.	261	5,090
Arrow Financial Corp.	210	4,513
Associated Banc-Corp.	3,449	93,847
BancFirst Corp.	440	20,574
Bancorp Rhode Island, Inc.	274	9,839
Bancorp, Inc., Delaware (a)	451	7,288
BancTrust Financial Group, Inc.	326	3,977
Bank of Florida Corp. (a)	420	5,376
Bank of Granite Corp.	753	8,697
Bank of Marin Bancorp	265	7,698
Bank of the Ozarks, Inc.	528	15,360
BankFinancial Corp.	896	14,166
Banner Corp.	539	16,148
Beneficial Mutual Bancorp, Inc. (a)	2,351	22,922
BNC Bancorp	259	4,175
BOK Financial Corp.	1,987	108,768
Boston Private Financial Holdings, Inc.	1,081	29,771
Bridge Capital Holdings (a)	390	8,288
Bryn Mawr Bank Corp.	427	9,582
Capital Bank Corp.	764	9,940
Capital City Bank Group, Inc.	791	22,963
Capital Corp. of the West	300	5,637
Cardinal Financial Corp.	935	8,957
Cascade Bancorp	927	16,074
Cascade Financial Corp.	648	8,852
Cathay General Bancorp	1,431	41,470
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Centennial Bank Holdings, Inc., Delaware (a)	1,729	$ 8,731
Center Bancorp, Inc.	803	9,604
Center Financial Corp., California	418	5,141
Centerstate Banks of Florida, Inc.	460	5,736
Century Bancorp, Inc. Class A (non-vtg.)	363	7,834
Chemical Financial Corp.	681	17,093
Citizens & Northern Corp.	232	4,756
Citizens Banking Corp., Michigan	2,123	30,189
City Bank Lynnwood, Washington	561	11,669
City Holding Co.	418	15,040
CNB Financial Corp., Pennsylvania (d)	512	6,989
CoBiz, Inc.	983	16,062
Colony Bankcorp, Inc.	299	4,784
Columbia Bancorp, Oregon	287	5,109
Columbia Banking Systems, Inc.	596	18,363
Commerce Bancshares, Inc.	1,984	89,935
Community Bancorp (a)	382	6,887
Community Trust Bancorp, Inc.	429	12,119
CVB Financial Corp.	2,333	25,943
Eagle Bancorp, Inc., Maryland	499	6,238
East West Bancorp, Inc.	1,671	45,033
Eastern Virgina Bankshares, Inc.	207	3,664
Enterprise Financial Services Corp.	625	14,331
EuroBancshares, Inc. (a)	319	1,397
Fidelity Southern Corp.	524	5,764
Fifth Third Bancorp	15,666	468,570
Financial Institutions, Inc.	488	8,799
First Bancorp, North Carolina	528	10,090
First Charter Corp.	938	28,253
First Citizen Bancshares, Inc.	220	34,472
First Community Bancorp, California	828	37,252
First Community Bancshares, Inc.	386	12,394
First Financial Bancorp, Ohio	1,439	16,520
First Financial Bankshares, Inc.	503	19,617
First Financial Corp., Indiana	396	11,238
First Indiana Corp.	635	20,225
First M&F Corp.	396	6,526
First Mariner Bancorp, Inc. (a)	640	3,891
First Merchants Corp.	429	9,305
First Midwest Bancorp, Inc., Delaware	1,323	43,262
First National Lincoln Corp., Maine	469	6,894
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
First of Long Island Corp.	636	$ 12,268
First Regional Bancorp (a)	367	8,089
First Security Group, Inc.	775	7,363
First South Bancorp, Inc., Virginia (d)	378	9,114
First State Bancorp.	998	14,591
First United Corp.	416	8,403
Firstbank Corp., Michigan	251	3,951
FirstMerit Corp.	2,112	43,528
FNB Corp., North Carolina	294	3,675
FNB Corp., Virginia	429	11,682
Frontier Financial Corp., Washington	1,186	22,724
Fulton Financial Corp.	4,893	61,211
Gateway Financial Holdings, Inc.	564	7,496
GB&T Bancshares, Inc.	548	5,820
German American Bancorp, Inc.	893	11,743
Glacier Bancorp, Inc.	1,528	30,422
Great Southern Bancorp, Inc.	391	8,692
Greater Community Bancorp	605	11,344
Green Bankshares, Inc.	359	10,723
Grupo Financiero Galicia SA sponsored ADR (a)(d)	1,781	13,001
Hancock Holding Co.	949	37,210
Hanmi Financial Corp.	1,597	15,315
Harleysville National Corp., Pennsylvania	642	9,855
Heartland Financial USA, Inc.	528	10,555
Heritage Commerce Corp.	516	9,185
Heritage Financial Corp., Washington	209	4,349
Home Bancshares, Inc.	368	7,371
Horizon Financial Corp.	480	8,261
Huntington Bancshares, Inc.	10,395	163,098
IBERIABANK Corp.	477	23,087
Independent Bank Corp., Massachusetts	440	12,734
Independent Bank Corp., Michigan	532	5,086
Integra Bank Corp.	605	9,722
Integrity Bancshares, Inc. (a)	831	2,119
International Bancshares Corp.	1,875	41,325
Intervest Bancshares Corp. Class A	236	3,759
Investors Bancorp, Inc. (a)	3,300	48,411
Lakeland Bancorp, Inc.	883	10,163
Lakeland Financial Corp.	385	7,292
Leesport Financial Corp.	323	5,724
LNB Bancorp, Inc.	646	9,206
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Macatawa Bank Corp.	390	$ 3,892
MainSource Financial Group, Inc.	1,322	19,909
MB Financial, Inc.	1,027	32,556
MBT Financial Corp.	751	7,135
Mercantile Bank Corp.	187	3,203
Merchants Bancshares, Inc.	507	11,813
Metrocorp Bancshares, Inc.	495	7,069
Midwest Banc Holdings, Inc.	960	12,096
Nara Bancorp, Inc.	1,077	14,367
National Bankshares, Inc.	596	11,324
National Penn Bancshares, Inc.	1,460	22,937
NBT Bancorp, Inc.	927	23,110
NewBridge Bancorp	998	9,940
North Valley Bancorp	417	6,088
Northern States Financial Corp.	289	6,424
Northrim Bancorp, Inc.	289	5,413
Oak Hill Financial, Inc.	177	5,324
Old Point Financial Corp.	331	6,203
Old Second Bancorp, Inc.	348	9,219
Omega Financial Corp.	354	10,956
Pacific Capital Bancorp	1,452	29,839
Pacific Continental Corp.	719	10,569
Pacific Mercantile Bancorp (a)	397	5,252
Penns Woods Bancorp, Inc.	341	10,902
Pennsylvania Communication Bancorp, Inc. (a)	277	7,775
Peoples Bancorp, Inc.	363	8,781
Pinnacle Financial Partners, Inc. (a)	520	15,148
Popular, Inc. (d)	7,721	74,199
Preferred Bank, Los Angeles California	383	10,238
PremierWest Bancorp	526	6,170
PrivateBancorp, Inc.	594	18,182
Prosperity Bancshares, Inc.	1,213	38,986
Provident Bankshares Corp.	873	20,472
Renasant Corp.	579	11,296
Republic Bancorp, Inc., Kentucky Class A	803	13,049
Republic First Bancorp, Inc.	567	4,366
Royal Bancshares of Pennsylvania, Inc. Class A	533	6,375
S&T Bancorp, Inc.	658	21,076
S.Y. Bancorp, Inc.	352	8,328
Sandy Spring Bancorp, Inc.	330	9,689
SCBT Financial Corp.	183	5,673
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Seacoast Banking Corp., Florida (d)	625	$ 7,844
Security Bank Corp., Georgia	631	7,111
Shore Bancshares, Inc.	354	8,408
Sierra Bancorp	343	8,561
Signature Bank, New York (a)	732	27,121
Simmons First National Corp. Class A	550	14,350
Slade's Ferry Bancorp	306	7,277
Smithtown Bancorp, Inc.	421	8,854
South Financial Group, Inc.	2,246	40,248
Southern Community Financial Corp.	1,179	8,017
Southside Bancshares, Inc.	525	10,054
Southwest Bancorp, Inc., Oklahoma	708	12,709
State Bancorp, Inc., New York	416	6,082
Sterling Bancshares, Inc.	2,131	26,297
Sterling Financial Corp., Pennsylvania	865	14,835
Sterling Financial Corp., Washington	1,347	24,152
Suffolk Bancorp	286	8,826
Summit Financial Group, Inc.	288	4,856
Sun Bancorp, Inc., New Jersey	535	9,015
Superior Bancorp (a)	1,022	6,122
Susquehanna Bancshares, Inc., Pennsylvania	2,382	47,378
SVB Financial Group (a)	993	51,120
Taylor Capital Group, Inc.	408	9,033
Temecula Valley Bancorp, Inc. (d)	420	4,704
Texas Capital Bancshares, Inc. (a)	971	20,469
TIB Financial Corp.	618	5,513
Trico Bancshares	730	15,483
Trustmark Corp.	1,747	44,479
UCBH Holdings, Inc.	2,571	41,342
UMB Financial Corp.	1,431	53,834
Umpqua Holdings Corp.	1,527	24,646
Union Bankshares Corp.	644	13,337
United Bankshares, Inc., West Virginia	1,004	31,204
United Community Banks, Inc., Georgia	1,482	28,099
United Security Bancshares, Inc.	341	7,127
United Security Bancshares, California (d)	656	10,201
Univest Corp. of Pennsylvania	669	14,250
Virginia Commerce Bancorp, Inc.	1,072	13,432
Virginia Financial Group, Inc.	510	8,803
Washington Banking Co., Oak Harbor	247	4,488
Washington Trust Bancorp, Inc.	506	12,574
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
WesBanco, Inc.	495	$ 11,870
West Bancorp., Inc.	503	7,062
West Coast Bancorp, Oregon	583	11,637
Westamerica Bancorp.	949	44,612
Whitney Holding Corp.	1,724	47,238
Wilshire Bancorp, Inc.	750	6,990
Wintrust Financial Corp.	774	27,338
Yadkin Valley Financial Corp.	884	14,020
Zions Bancorp	2,968	161,964
		4,118,475
Consumer Finance - 0.1%
Advanta Corp.:
Class A	512	4,772
Class B	787	7,878
Cash Systems, Inc. (a)	1,634	8,480
CompuCredit Corp. (a)(d)	1,492	19,336
Consumer Portfolio Services, Inc. (a)	740	2,449
Credit Acceptance Corp. (a)	930	17,735
Dollar Financial Corp. (a)	667	19,930
EZCORP, Inc. (non-vtg.) Class A (a)	1,226	15,399
First Cash Financial Services, Inc. (a)	1,157	19,669
QC Holdings, Inc.	599	8,320
United Panam Financial Corp. (a)	585	3,276
World Acceptance Corp. (a)	683	21,562
		148,806
Diversified Financial Services - 0.3%
Asset Acceptance Capital Corp.	1,055	11,922
Asta Funding, Inc.	372	13,452
Compass Diversified Holdings	1,588	23,645
Elron Electronic Industries Ltd. (a)	1,215	14,264
Encore Capital Group, Inc. (a)	1,038	10,660
First Albany Companies, Inc. (a)	783	916
Interactive Brokers Group, Inc.	1,006	29,576
MarketAxess Holdings, Inc. (a)	869	12,479
Marlin Business Services Corp. (a)	440	5,940
Medallion Financial Corp.	800	7,864
NewStar Financial, Inc.	837	7,684
PICO Holdings, Inc. (a)	664	25,557
Portfolio Recovery Associates, Inc.	484	19,496
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Diversified Financial Services - continued
Resource America, Inc. Class A	502	$ 8,142
The NASDAQ Stock Market, Inc. (a)	3,312	143,608
		335,205
Insurance - 1.2%
21st Century Holding Co.	522	6,744
Affirmative Insurance Holdings, Inc.	412	4,561
Alfa Corp.	2,247	48,558
Amcomp, Inc. (a)	510	5,044
American National Insurance Co.	763	91,217
American Physicians Capital, Inc.	299	12,546
Amerisafe, Inc. (a)	524	7,996
Amtrust Financial Services, Inc.	1,634	20,752
Arch Capital Group Ltd. (a)	2,117	147,724
Argo Group International Holdings, Ltd. (a)	1,054	41,644
Baldwin & Lyons, Inc. Class B	572	15,410
Brooke Corp.	590	4,089
CastlePoint Holdings Ltd.	940	11,054
Cincinnati Financial Corp.	4,776	190,944
Donegal Group, Inc. Class A	1,080	18,241
Eastern Insurance Holdings, Inc.	206	3,343
eHealth, Inc.	797	24,699
EMC Insurance Group	554	13,490
Enstar Group Ltd. (a)	325	35,263
Erie Indemnity Co. Class A	1,701	88,010
FPIC Insurance Group, Inc. (a)	325	13,887
Greenlight Capital Re, Ltd.	818	17,775
Hallmark Financial Services, Inc. (a)	1,090	16,306
Harleysville Group, Inc.	916	32,060
Infinity Property & Casualty Corp.	605	23,649
IPC Holdings Ltd.	1,780	52,617
James River Group, Inc.	454	15,527
Kansas City Life Insurance Co.	374	16,860
Life Partners Holdings, Inc.	314	11,084
Max Capital Group Ltd.	1,698	48,070
National Interstate Corp.	532	17,519
National Western Life Insurance Co. Class A	88	17,685
Navigators Group, Inc. (a)	487	28,587
Philadelphia Consolidated Holdings Corp. (a)	2,027	86,310
PMA Capital Corp. Class A (a)	1,156	10,103
Presidential Life Corp.	1,059	18,257
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
ProCentury Corp.	546	$ 7,682
Quanta Capital Holdings Ltd. (a)	1,588	4,367
RAM Holdings Ltd. (a)	599	3,474
Safety Insurance Group, Inc.	398	14,531
SeaBright Insurance Holdings, Inc. (a)	546	8,468
Selective Insurance Group, Inc.	1,697	40,032
Specialty Underwriters' Alliance, Inc. (a)	1,027	6,162
State Auto Financial Corp.	1,181	32,926
The Midland Co.	605	38,696
Tower Group, Inc.	476	15,432
United America Indemnity Ltd. Class A (a)	623	12,335
United Fire & Casualty Co.	743	22,899
		1,424,629
Real Estate Investment Trusts - 0.1%
Gladstone Commercial Corp.	414	7,125
Investors Real Estate Trust	1,816	18,269
Monmouth Real Estate Investment Corp. Class A	1,575	12,317
Origen Financial, Inc.	1,542	7,571
Vestin Realty Mortgage II, Inc.	1,074	4,296
		49,578
Real Estate Management & Development - 0.1%
Elbit Imaging Ltd.	873	49,220
FirstService Corp. (sub. vtg.)	1,017	33,647
Housevalues, Inc. (a)	621	2,124
Meruelo Maddux Properties, Inc.	2,339	9,824
Stratus Properties, Inc. (a)	206	6,468
Thomas Properties Group, Inc.	527	5,491
ZipRealty, Inc. (a)	905	4,507
		111,281
Thrifts & Mortgage Finance - 1.2%
Anchor BanCorp Wisconsin, Inc.	683	17,362
Atlantic Coast Federal Corp.	516	6,367
Bank Mutual Corp.	2,049	20,736
BankUnited Financial Corp. Class A	1,004	8,012
Berkshire Hills Bancorp, Inc.	98	2,378
Beverly Hills Bancorp, Inc.	1,104	5,984
Brookline Bancorp, Inc., Delaware	1,511	15,488
Camco Financial Corp.	840	10,072
Capitol Federal Financial	2,052	69,542
CFS Bancorp, Inc.	644	9,151
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Citizens First Bancorp, Inc., Delaware	327	$ 4,813
Citizens South Banking Corp., Delaware	347	4,043
Clayton Holdings, Inc. (a)	707	2,779
Clifton Savings Bancorp, Inc.	732	7,759
Cooperative Bankshares, Inc.	463	6,338
Corus Bankshares, Inc. (d)	1,748	16,589
Delta Financial Corp. (d)	837	1,540
Dime Community Bancshares, Inc.	1,120	15,198
ESB Financial Corp.	1,080	11,221
First Busey Corp. (d)	1,251	26,133
First Defiance Financial Corp.	252	5,569
First Federal Bancshares of Arkansas, Inc.	311	4,743
First Financial Holdings, Inc.	363	9,950
First Niagara Financial Group, Inc.	3,010	37,414
First PacTrust Bancorp, Inc.	348	7,030
First Place Financial Corp.	647	9,343
Flushing Financial Corp.	675	10,841
Fox Chase Bancorp, Inc. (a)	592	6,755
Franklin Bank Corp. (a)	624	2,652
HMN Financial, Inc.	168	4,027
Home Federal Bancorp, Inc., Delaware	578	6,427
Hudson City Bancorp, Inc.	16,219	246,853
K-Fed Bancorp	632	7,685
Kearny Financial Corp.	2,065	26,143
KNBT Bancorp, Inc.	1,091	17,303
LSB Corp.	579	9,386
MASSBANK Corp.	232	8,398
MutualFirst Financial, Inc.	262	4,559
NASB Financial, Inc.	374	11,201
NexCen Brands, Inc. (a)	2,077	9,347
North Central Bancshares, Inc.	206	6,769
Northwest Bancorp, Inc.	1,332	36,950
OceanFirst Financial Corp.	764	12,575
Oritani Financial Corp. (a)	1,145	14,771
Pamrapo Bancorp, Inc.	503	10,246
Parkvale Financial Corp.	216	6,223
Partners Trust Financial Group, Inc.	1,382	17,621
People's United Financial, Inc.	8,484	143,973
Provident Financial Holdings, Inc.	175	3,196
Provident New York Bancorp	1,170	14,274
Pulaski Financial Corp.	620	6,690
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
PVF Capital Corp.	227	$ 2,951
Riverview Bancorp, Inc.	368	4,821
Rockville Financial, Inc.	468	6,398
Roma Financial Corp.	1,577	25,311
Severn Bancorp, Inc.	574	6,262
TFS Financial Corp. (a)	9,785	120,845
TierOne Corp.	583	13,642
Timberland Bancorp, Inc.	572	8,866
Triad Guaranty, Inc. (a)	493	4,245
Trustco Bank Corp., New York	2,191	23,290
United Community Financial Corp., Ohio	1,006	5,704
United Financial Bancorp, Inc.	1,230	13,247
United Western Bancorp, Inc.	193	4,055
ViewPoint Financial Group	676	12,053
Washington Federal, Inc.	2,407	56,492
Wauwatosa Holdings, Inc. (a)	873	11,646
Willow Financial Bancorp, Inc.	893	8,394
WSFS Financial Corp.	205	11,455
		1,320,096
TOTAL FINANCIALS		10,412,870
HEALTH CARE - 13.4%
Biotechnology - 6.6%
Aastrom Biosciences, Inc. (a)	3,595	3,307
Abraxis BioScience, Inc. (a)	1,166	68,794
Acadia Pharmaceuticals, Inc. (a)	1,038	11,771
Accentia Biopharmaceutical, Inc. (a)(d)	2,075	4,939
Achillion Pharmaceuticals, Inc.	1,383	6,874
Acorda Therapeutics, Inc. (a)	896	16,764
AEterna Zentaris, Inc. (sub. vtg.) (a)	2,248	3,845
Affymax, Inc.	478	12,170
Alexion Pharmaceuticals, Inc. (a)	1,056	76,792
Alkermes, Inc. (a)	2,835	40,427
Allos Therapeutics, Inc. (a)	3,244	22,416
Alnylam Pharmaceuticals, Inc. (a)	1,229	40,090
Altus Pharmaceuticals, Inc. (a)	1,037	10,982
Amgen, Inc. (a)	31,516	1,741,259
Amicus Therapeutics, Inc.	770	11,781
Amylin Pharmaceuticals, Inc. (a)	3,869	147,757
Anadys Pharmaceuticals, Inc. (a)	1,074	2,320
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Angiotech Pharmaceuticals, Inc. (a)	2,520	$ 9,981
Antigenics, Inc. (a)(d)	1,476	3,159
Arena Pharmaceuticals, Inc. (a)	1,784	15,610
ARIAD Pharmaceuticals, Inc. (a)	3,290	14,805
ArQule, Inc. (a)	1,356	8,800
Array Biopharma, Inc. (a)	1,240	13,727
Avant Immunotherapeutics, Inc. (a)	5,253	2,365
AVI BioPharma, Inc. (a)	1,424	3,318
BioCryst Pharmaceuticals, Inc. (a)(d)	1,678	10,655
Biogen Idec, Inc. (a)	8,270	612,972
BioMarin Pharmaceutical, Inc. (a)	2,716	74,690
Bionovo, Inc. (d)	2,929	5,507
Celgene Corp. (a)	11,021	678,343
Cell Genesys, Inc. (a)	2,430	5,662
Cell Therapeutics, Inc. (a)(d)	1,437	3,722
Cephalon, Inc. (a)	1,834	137,403
Cepheid, Inc. (a)	1,770	38,285
Coley Pharmaceutical Group, Inc. (a)	853	6,798
Combinatorx, Inc. (a)	1,198	6,385
Critical Therapeutics, Inc. (a)(d)	1,315	2,393
Crucell NV sponsored ADR (a)	343	6,394
Cubist Pharmaceuticals, Inc. (a)	1,529	32,476
CuraGen Corp. (a)	2,192	2,324
Curis, Inc. (a)	1,886	1,716
CV Therapeutics, Inc. (a)	1,909	16,646
Cytogen Corp. (a)	716	437
Cytokinetics, Inc. (a)	1,373	6,673
deCODE genetics, Inc. (a)	2,084	9,003
Dendreon Corp. (a)(d)	2,773	13,865
Dyax Corp. (a)	2,121	8,060
Dynavax Technologies Corp. (a)	1,200	5,484
Encysive Pharmaceuticals, Inc. (a)	1,786	1,197
EntreMed, Inc. (a)	3,681	5,337
Enzon Pharmaceuticals, Inc. (a)	1,399	13,235
Epicept Corp. (a)	2,179	3,116
EPIX Pharmaceuticals, Inc. (a)	1,317	4,188
Exact Sciences Corp. (a)	2,186	9,378
Favrille, Inc. (a)	2,071	3,997
Genelabs Technologies, Inc. (a)	1,316	2,092
Genitope Corp. (a)(d)	1,894	7,974
Genomic Health, Inc. (a)	856	20,732
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
GenVec, Inc. (a)	2,910	$ 5,354
Genzyme Corp. (a)	7,462	559,128
Geron Corp. (a)	2,524	16,330
Gilead Sciences, Inc. (a)	26,855	1,249,832
GTx, Inc. (a)	1,083	15,563
Halozyme Therapeutics, Inc. (a)	2,016	17,096
Hana Biosciences, Inc. (a)	914	1,088
Human Genome Sciences, Inc. (a)	4,022	41,869
Idenix Pharmaceuticals, Inc. (a)	1,613	3,855
ImClone Systems, Inc. (a)	2,316	104,428
ImmunoGen, Inc. (a)	1,821	8,741
Immunomedics, Inc. (a)	2,760	6,238
Incyte Corp. (a)	2,543	21,819
Indevus Pharmaceuticals, Inc. (a)	2,414	18,081
Infinity Pharmaceuticals, Inc. (a)	905	8,679
Inhibitex, Inc. (a)	1,009	979
InterMune, Inc. (a)	1,069	17,361
Introgen Therapeutics, Inc. (a)	1,173	4,598
Isis Pharmaceuticals, Inc. (a)	2,588	45,782
Keryx Biopharmaceuticals, Inc. (a)	1,498	13,782
Kosan Biosciences, Inc. (a)	1,282	6,115
La Jolla Pharmaceutical Co. (a)	2,041	7,572
Lexicon Pharmaceuticals, Inc. (a)	4,472	15,518
LifeCell Corp. (a)	1,054	42,740
Ligand Pharmaceuticals, Inc. Class B	2,233	10,964
MannKind Corp. (a)(d)	2,751	25,859
Marshall Edwards, Inc. (a)	1,650	4,554
Martek Biosciences (a)	863	22,317
Maxygen, Inc. (a)	1,257	9,515
Medarex, Inc. (a)	3,661	46,495
Memory Pharmaceuticals Corp. (a)	2,365	1,324
Metabasis Therapeutics, Inc. (a)	1,137	3,252
Metabolix, Inc.	751	16,162
Millennium Pharmaceuticals, Inc. (a)	8,886	130,980
Molecular Insight Pharmaceuticals, Inc.	1,049	9,221
Momenta Pharmaceuticals, Inc. (a)	1,236	6,600
Monogram Biosciences, Inc. (a)	4,701	5,829
Myriad Genetics, Inc. (a)	1,363	65,697
Nabi Biopharmaceuticals (a)	1,646	5,432
Neopharm, Inc. (a)	807	605
Neose Technologies, Inc. (a)	980	1,568
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Neurochem, Inc. (a)(d)	1,684	$ 5,255
Neurocrine Biosciences, Inc. (a)	1,035	13,476
Neurogen Corp. (a)	1,367	4,511
NeurogesX, Inc.	783	5,254
Northfield Laboratories, Inc. (a)	1,022	1,104
Novacea, Inc. (a)	1,005	2,864
Novavax, Inc. (a)	2,282	8,306
NPS Pharmaceuticals, Inc. (a)	1,744	7,116
Nuvelo, Inc. (a)	1,678	2,920
Nymox Pharmaceutical Corp. (a)	850	5,585
Omrix Biopharmaceuticals, Inc. (a)	515	17,196
ONYX Pharmaceuticals, Inc. (a)	1,653	90,155
Orchid Cellmark, Inc. (a)	1,870	8,565
OREXIGEN Therapeutics, Inc.	894	11,774
Orthologic Corp. (a)	1,930	2,528
Oscient Pharmaceuticals Corp. (a)	1,128	1,613
OSI Pharmaceuticals, Inc. (a)	1,595	74,375
Osiris Therapeutics, Inc. (a)(d)	969	10,824
OXiGENE, Inc. (a)	1,241	3,425
Panacos Pharmaceuticals, Inc. (a)	2,614	5,385
PDL BioPharma, Inc. (a)	3,382	59,895
Peregrine Pharmaceuticals, Inc. (a)	5,072	2,536
Pharmacopeia Drug Discovery, Inc. (a)	1,227	5,583
Pharmacyclics, Inc. (a)	851	1,745
Pharmasset, Inc.	700	9,380
Pharmion Corp. (a)	1,004	64,095
Poniard Pharmaceuticals, Inc. (a)	1,374	6,183
Progenics Pharmaceuticals, Inc. (a)	937	18,178
QLT, Inc. (a)	2,547	12,582
Regeneron Pharmaceuticals, Inc. (a)	1,919	41,796
Renovis, Inc. (a)	587	1,978
Rigel Pharmaceuticals, Inc. (a)	1,163	8,327
Sangamo Biosciences, Inc. (a)	1,320	20,288
Savient Pharmaceuticals, Inc. (a)	1,939	27,262
SciClone Pharmaceuticals, Inc. (a)	1,408	2,900
Seattle Genetics, Inc. (a)	1,825	20,057
Senomyx, Inc. (a)	1,118	7,826
Sonus Pharmaceuticals, Inc. (a)	2,016	1,149
StemCells, Inc. (a)	2,410	4,675
Sunesis Pharmaceuticals, Inc. (a)(d)	1,393	2,953
Targacept, Inc. (a)	775	7,440
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Telik, Inc. (a)(d)	1,776	$ 5,950
Tercica, Inc. (a)(d)	1,699	11,281
Theravance, Inc. (a)	1,500	36,135
Threshold Pharmaceuticals, Inc. (a)	1,501	843
TorreyPines Therapeutics, Inc. (a)	805	2,085
Trimeris, Inc. (a)	650	3,991
Trubion Pharmaceuticals, Inc. (d)	499	4,985
United Therapeutics Corp. (a)	647	64,752
Vanda Pharmaceuticals, Inc. (a)	954	8,576
Vertex Pharmaceuticals, Inc. (a)	3,900	99,021
Vical, Inc. (a)	1,512	6,925
Vion Pharmaceuticals, Inc. (a)	2,802	1,961
XOMA Ltd.	5,435	19,566
Zymogenetics, Inc. (a)(d)	2,030	29,800
		7,555,044
Health Care Equipment & Supplies - 2.2%
Abaxis, Inc. (a)	828	27,465
Abiomed, Inc. (a)	918	11,796
Accuray, Inc.	1,603	26,626
Align Technology, Inc. (a)	1,940	32,767
Alphatec Holdings, Inc. (a)	1,957	8,983
American Medical Systems Holdings, Inc. (a)	2,082	28,461
Analogic Corp.	374	20,129
Angiodynamics, Inc. (a)	759	14,732
Anika Therapeutics, Inc. (a)	906	12,747
ArthroCare Corp. (a)	730	39,515
Aspect Medical Systems, Inc. (a)	870	12,928
Atrion Corp.	38	4,513
BioLase Technology, Inc.	765	2,241
Candela Corp. (a)	478	2,964
Cardiac Science Corp. (a)	852	7,182
Cardiodynamics International Corp. (a)	2,123	786
Cerus Corp. (a)	1,316	10,160
China Medical Technologies, Inc. sponsored ADR	438	18,427
Clinical Data, Inc. (a)	705	17,378
Conceptus, Inc. (a)	806	16,193
CONMED Corp. (a)	938	23,337
Cutera, Inc. (a)	309	4,678
Cyberonics, Inc. (a)	697	9,507
Cynosure, Inc. Class A (a)	237	7,037
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Datascope Corp.	473	$ 17,307
DENTSPLY International, Inc.	4,377	187,248
DexCom, Inc. (a)	696	6,020
E-Z-EM, Inc. (a)	301	6,231
Endologix, Inc. (a)	1,722	4,546
ev3, Inc. (a)	3,243	47,478
Exactech, Inc. (a)	545	10,731
Gen-Probe, Inc. (a)	1,540	103,011
Given Imaging Ltd. (a)	960	22,339
Hansen Medical, Inc. (d)	533	15,718
HealthTronics, Inc. (a)	836	3,545
Hologic, Inc. (a)	3,525	234,025
Home Diagnostics, Inc. (a)	488	3,792
I-Flow Corp. (a)	1,091	18,187
ICU Medical, Inc. (a)	484	17,966
IDEXX Laboratories, Inc. (a)	1,772	107,206
Immucor, Inc. (a)	2,045	67,833
Insulet Corp.	727	19,963
Integra LifeSciences Holdings Corp. (a)	800	33,160
Intuitive Surgical, Inc. (a)	1,101	360,776
IRIS International, Inc. (a)	493	8,923
Kensey Nash Corp. (a)	429	11,566
Lifecore Biomedical, Inc. (a)	696	8,533
Masimo Corp.	1,578	58,323
Medical Action Industries, Inc. (a)	506	10,125
Meridian Bioscience, Inc.	1,539	47,478
Merit Medical Systems, Inc. (a)	730	10,607
Micrus Endovascular Corp. (a)	413	7,562
Natus Medical, Inc. (a)	803	13,547
Neogen Corp. (a)	996	26,404
NeuroMetrix, Inc. (a)(d)	427	3,570
NMT Medical, Inc. (a)	607	3,047
Northstar Neuroscience, Inc. (a)	618	5,704
NUCRYST Pharmaceuticals Corp. (a)	686	1,173
Nutraceutical International Corp. (a)	902	9,949
NuVasive, Inc. (a)	1,030	43,847
NxStage Medical, Inc. (a)	894	11,497
OccuLogix, Inc. (a)	1,151	150
OraSure Technologies, Inc. (a)	1,311	12,428
Orthofix International NV (a)	418	24,415
Orthovita, Inc. (a)	2,301	8,100
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Osteotech, Inc. (a)	636	$ 5,228
Palomar Medical Technologies, Inc. (a)	579	10,156
Possis Medical, Inc. (a)	655	10,192
Quidel Corp. (a)	1,452	27,443
Regeneration Technologies, Inc. (a)	901	8,001
Respironics, Inc. (a)	2,181	107,436
Rochester Medical Corp. (a)	375	4,781
Shamir Optical Industry Ltd.	434	3,889
Sirona Dental Systems, Inc. (a)	1,497	40,509
Somanetics Corp. (a)	376	7,524
Sonic Innovations, Inc. (a)	479	3,990
SonoSite, Inc. (a)	539	17,906
Staar Surgical Co. (a)	765	2,157
Stereotaxis, Inc. (a)	1,245	16,795
SurModics, Inc. (a)(d)	506	26,130
Syneron Medical Ltd. (a)	842	12,352
Synovis Life Technologies, Inc. (a)	345	6,489
The Spectranetics Corp. (a)	794	12,045
ThermoGenesis Corp. (a)	2,445	5,257
Thoratec Corp. (a)	1,726	33,812
TomoTherapy, Inc.	1,366	25,408
Trinity Biotech PLC sponsored ADR (a)	367	3,215
Urologix, Inc. (a)	565	740
Utah Medical Products, Inc.	174	5,255
Vascular Solutions, Inc. (a)	874	5,847
Vital Signs, Inc.	451	23,862
Volcano Corp. (a)	1,097	16,027
Wright Medical Group, Inc. (a)	1,048	28,275
Xtent, Inc.	643	6,822
Young Innovations, Inc.	374	8,696
Zoll Medical Corp. (a)	616	14,340
		2,475,161
Health Care Providers & Services - 1.5%
Air Methods Corp. (a)	427	22,482
Allied Healthcare International, Inc. (a)	2,421	5,956
Allion Healthcare, Inc. (a)	358	2,098
Amedisys, Inc. (a)	763	32,550
America Service Group, Inc. (a)	337	2,716
American Dental Partners, Inc. (a)	290	5,780
AmSurg Corp. (a)	971	25,110
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
Animal Health International, Inc.	662	$ 7,944
athenahealth, Inc.	840	35,834
Bio-Reference Laboratories, Inc. (a)	408	13,656
BioScrip, Inc. (a)	1,168	10,267
Corvel Corp. (a)	495	11,509
Cross Country Healthcare, Inc. (a)	1,146	16,686
Dialysis Corp. of America (a)	404	3,398
Express Scripts, Inc. (a)	7,393	500,876
Gentiva Health Services, Inc. (a)	1,168	21,094
Health Grades, Inc. (a)	1,110	6,027
HealthExtras, Inc. (a)	1,268	33,691
Healthways, Inc. (a)	952	55,568
Henry Schein, Inc. (a)	2,356	139,357
HMS Holdings Corp. (a)	923	28,659
Hythiam, Inc. (a)(d)	1,454	4,696
InVentiv Health, Inc. (a)	1,030	30,055
LCA-Vision, Inc.	654	10,634
LHC Group, Inc. (a)	572	14,643
LifePoint Hospitals, Inc. (a)	1,584	50,118
Lincare Holdings, Inc. (a)	2,454	83,902
Magellan Health Services, Inc. (a)	1,210	54,995
Matria Healthcare, Inc. (a)	495	11,246
Medcath Corp. (a)	542	13,778
MWI Veterinary Supply, Inc. (a)	368	15,485
National Medical Health Card Systems, Inc. (a)	348	3,268
Nighthawk Radiology Holdings, Inc. (a)	883	18,667
NovaMed Eyecare, Inc. (a)	706	3,297
Odyssey Healthcare, Inc. (a)	1,076	10,760
Patterson Companies, Inc. (a)	3,863	124,311
PDI, Inc. (a)	460	4,462
Providence Service Corp. (a)	594	16,620
PSS World Medical, Inc. (a)	2,283	43,788
Psychiatric Solutions, Inc. (a)	1,475	53,882
QMed, Inc. (a)	565	45
Radiation Therapy Services, Inc. (a)	628	19,587
ResCare, Inc. (a)	1,004	22,871
Rotech Healthcare, Inc. (a)	607	292
Rural/Metro Corp. (a)	804	2,541
Sun Healthcare Group, Inc. (a)	1,374	22,795
TLC Vision Corp. (a)	2,125	5,546
U.S. Physical Therapy, Inc. (a)	502	6,892
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
VCA Antech, Inc. (a)	2,443	$ 100,236
Visicu, Inc. (a)	843	7,064
VistaCare, Inc. Class A (a)	535	4,194
		1,741,928
Health Care Technology - 0.3%
Allscripts Healthcare Solutions, Inc. (a)	1,702	30,108
AMICAS, Inc. (a)	1,930	4,767
Cerner Corp. (a)	2,264	135,274
Computer Programs & Systems, Inc.	451	10,044
Eclipsys Corp. (a)	1,530	35,496
Emageon, Inc. (a)	557	2,651
HLTH Corp. (a)	5,594	78,260
Merge Technologies, Inc. (a)	1,197	1,568
Omnicell, Inc. (a)	1,050	27,689
Phase Forward, Inc. (a)	1,018	24,839
SXC Health Solutions Corp. (a)	546	7,656
TriZetto Group, Inc. (a)	1,747	26,956
Vital Images, Inc. (a)	381	6,873
		392,181
Life Sciences Tools & Services - 1.0%
Accelrys, Inc. (a)	903	7,251
Affymetrix, Inc. (a)	1,735	36,175
Albany Molecular Research, Inc. (a)	1,016	13,421
AMAG Pharmaceuticals, Inc. (a)	442	25,472
Bruker BioSciences Corp. (a)	3,288	30,546
Caliper Life Sciences, Inc. (a)	1,306	7,144
Dionex Corp. (a)	636	53,723
Draxis Health, Inc. (a)	1,755	6,933
eResearchTechnology, Inc. (a)	1,542	18,288
Exelixis, Inc. (a)	2,536	22,139
Gene Logic, Inc. (a)	1,623	1,592
Harvard Bioscience, Inc. (a)	1,476	6,258
ICON PLC sponsored ADR (a)	774	45,906
Illumina, Inc. (a)	1,524	88,072
Invitrogen Corp. (a)	1,365	132,419
Kendle International, Inc. (a)	413	17,829
Luminex Corp. (a)	1,360	21,774
Medivation, Inc. (a)	1,054	14,334
Medtox Scientific, Inc. (a)	259	4,711
Nanogen, Inc. (a)	1,086	685
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Life Sciences Tools & Services - continued
Nektar Therapeutics (a)	2,739	$ 18,269
PAREXEL International Corp. (a)	897	39,692
Pharmaceutical Product Development, Inc.	3,480	147,343
PharmaNet Development Group, Inc. (a)	440	17,380
PRA International (a)	620	18,786
QIAGEN NV (a)	5,709	120,289
Sequenom, Inc. (a)	1,947	18,068
Techne Corp. (a)	1,214	79,092
Third Wave Technologies, Inc. (a)	2,366	19,094
Varian, Inc. (a)	982	68,789
Ventana Medical Systems, Inc. (a)	1,037	92,106
		1,193,580
Pharmaceuticals - 1.8%
Acusphere, Inc. (a)	1,590	1,272
Adams Respiratory Therapeutics, Inc. (a)	1,043	44,995
Adolor Corp. (a)	1,240	4,836
Akorn, Inc. (a)	2,385	18,221
Alexza Pharmaceuticals, Inc. (a)	917	8,033
Amarin Corp. PLC sponsored ADR (a)	1,849	666
Anesiva, Inc. (a)	903	4,587
APP Pharmaceuticals, Inc.	4,666	54,826
Aspreva Pharmaceuticals Corp. (a)	981	25,261
Atherogenics, Inc. (a)(d)	1,250	700
Auxilium Pharmaceuticals, Inc. (a)	1,161	32,566
AVANIR Pharmaceuticals Class A (a)	1,183	2,023
Axcan Pharma, Inc. (a)	1,453	32,901
Barrier Therapeutics, Inc. (a)	1,353	5,656
Beijing Med-Pharm Corp. (a)(d)	1,268	12,832
Biodel, Inc.	543	9,541
BioMimetic Therapeutics, Inc. (a)	781	9,520
Cadence Pharmaceuticals, Inc.	752	10,122
Cardiome Pharma Corp. (a)	1,738	17,539
Collagenex Pharmaceuticals, Inc. (a)	786	6,257
Columbia Laboratories, Inc. (a)	1,151	2,647
Cypress Bioscience, Inc. (a)	1,136	13,859
DepoMed, Inc. (a)	2,268	6,577
Discovery Laboratories, Inc. (a)	2,732	7,977
Durect Corp. (a)	2,904	16,843
Emisphere Technologies, Inc. (a)	1,063	3,465
Endo Pharmaceuticals Holdings, Inc. (a)	3,931	107,749
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Eurand NV	1,235	$ 18,340
Flamel Technologies SA sponsored ADR (a)	751	6,399
Hi-Tech Pharmacal Co., Inc. (a)	306	3,072
Hollis-Eden Pharmaceuticals, Inc. (a)	586	1,113
Inspire Pharmaceuticals, Inc. (a)	1,864	11,109
Ista Pharmaceuticals, Inc. (a)	1,432	7,403
Jazz Pharmaceuticals, Inc.	700	10,857
Labopharm, Inc. (a)	1,410	1,396
Map Pharmaceuticals, Inc.	525	7,145
Medicines Co. (a)	1,442	25,495
MGI Pharma, Inc. (a)	2,588	89,571
MiddleBrook Pharmaceuticals, Inc. (a)(d)	2,796	3,132
Nastech Pharmaceutical Co., Inc. (a)	731	2,778
NitroMed, Inc. (a)	906	951
Noven Pharmaceuticals, Inc. (a)	850	13,456
Novogen Ltd. sponsored ADR (a)	243	1,514
Obagi Medical Products, Inc.	869	15,990
Pain Therapeutics, Inc. (a)	1,617	16,962
Penwest Pharmaceuticals Co. (a)	614	3,739
Perrigo Co.	2,627	81,174
Pharmos Corp. (a)	1,048	534
Pozen, Inc. (a)	891	9,293
Replidyne, Inc. (a)	1,261	5,384
Salix Pharmaceuticals Ltd. (a)(d)	1,489	16,915
Santarus, Inc. (a)	1,814	4,608
Sciele Pharma, Inc. (a)	1,191	26,583
Sepracor, Inc. (a)	3,032	80,439
Shire PLC sponsored ADR	1,792	127,142
Sirtris Pharmaceuticals, Inc. (d)	898	14,449
Somaxon Pharmaceuticals, Inc. (a)	553	3,213
Spectrum Pharmaceuticals, Inc. (a)	1,781	5,824
SuperGen, Inc. (a)	1,408	5,956
Teva Pharmaceutical Industries Ltd. sponsored ADR	17,175	766,520
ViroPharma, Inc. (a)	2,064	18,452
Vivus, Inc. (a)	2,356	13,335
Warner Chilcott Ltd. (a)	7,314	133,481
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
XenoPort, Inc. (a)	808	$ 42,493
Zila, Inc. (a)	2,652	2,546
		2,060,234
TOTAL HEALTH CARE		15,418,128
INDUSTRIALS - 6.4%
Aerospace & Defense - 0.3%
AeroVironment, Inc.	485	11,684
American Science & Engineering, Inc.	306	17,702
Applied Signal Technology, Inc.	488	6,232
Argon ST, Inc. (a)	810	14,758
Astronics Corp. (a)	179	9,432
BE Aerospace, Inc. (a)	2,602	122,294
Ceradyne, Inc. (a)	775	38,316
Elbit Systems Ltd.	1,267	71,776
Herley Industries, Inc. (a)	569	8,040
Innovative Solutions & Support, Inc. (a)	634	9,022
Ionatron, Inc. (a)(d)	3,071	10,626
Ladish Co., Inc. (a)	453	20,004
LMI Aerospace, Inc. (a)	349	8,516
MTC Technologies, Inc. (a)	484	7,913
Sypris Solutions, Inc.	716	4,976
Taser International, Inc. (a)(d)	1,990	27,880
		389,171
Air Freight & Logistics - 0.7%
ABX Air, Inc. (a)	1,585	7,053
Atlas Air Worldwide Holdings, Inc. (a)	614	32,327
C.H. Robinson Worldwide, Inc.	4,828	248,883
Dynamex, Inc. (a)	409	11,235
Expeditors International of Washington, Inc.	5,966	279,925
Forward Air Corp.	938	30,363
Hub Group, Inc. Class A (a)	1,243	32,417
Pacer International, Inc.	1,148	15,796
Park-Ohio Holdings Corp. (a)	534	12,570
UTI Worldwide, Inc.	2,723	64,617
		735,186
Airlines - 0.4%
Allegiant Travel Co.	520	18,408
Frontier Airlines Holdings, Inc. (a)	1,020	6,222
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Airlines - continued
JetBlue Airways Corp. (a)(d)	5,409	$ 37,863
MAIR Holdings, Inc. (a)	1,183	5,974
Mesa Air Group, Inc. (a)	1,200	4,536
Pinnacle Airlines Corp. (a)	941	15,301
Republic Airways Holdings, Inc. (a)	1,256	25,220
Ryanair Holdings PLC sponsored ADR (a)	3,426	138,993
SkyWest, Inc.	1,801	47,384
UAL Corp. (a)	3,300	135,102
		435,003
Building Products - 0.1%
Aaon, Inc.	864	16,442
American Woodmark Corp.	472	9,143
Apogee Enterprises, Inc.	1,148	25,509
Builders FirstSource, Inc. (a)	827	5,723
Gibraltar Industries, Inc.	839	11,729
Insteel Industries, Inc.	679	7,720
PGT, Inc. (a)	709	3,914
Universal Forest Products, Inc.	539	15,421
		95,601
Commercial Services & Supplies - 1.3%
51job, Inc. sponsored ADR (a)	278	5,693
Advisory Board Co. (a)	600	39,006
American Ecology Corp.	609	13,544
Arrowhead Research Corp. (a)	1,519	6,198
Barrett Business Services, Inc.	300	4,914
Casella Waste Systems, Inc. Class A (a)	862	12,904
CECO Environmental Corp. (a)	375	4,346
Cintas Corp.	4,545	145,395
Clean Harbors, Inc. (a)	581	31,223
Comsys IT Partners, Inc. (a)	449	5,994
Copart, Inc. (a)	2,548	95,193
Corporate Executive Board Co.	1,113	74,671
CoStar Group, Inc. (a)	561	27,035
CRA International, Inc. (a)	352	16,284
Diamond Management & Technology Consultants, Inc.	1,321	9,815
eTelecare Global Solutions, Inc. ADR	211	2,072
Exponent, Inc. (a)	438	12,198
First Advantage Corp. Class A (a)	373	6,789
First Consulting Group, Inc. (a)	1,071	13,709
Fuel Tech, Inc. (a)(d)	723	17,648
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - continued
G&K Services, Inc. Class A	683	$ 27,778
GeoEye, Inc. (a)	633	20,079
Healthcare Services Group, Inc.	1,389	30,419
Heidrick & Struggles International, Inc.	708	25,679
Herman Miller, Inc.	2,022	55,504
Hill International, Inc. (a)	545	5,995
Hudson Highland Group, Inc. (a)	719	6,406
Huron Consulting Group, Inc. (a)	528	38,687
ICF International, Inc. (a)	392	10,133
ICT Group, Inc. (a)	609	6,748
InnerWorkings, Inc. (a)	1,513	23,981
Interface, Inc. Class A	1,608	28,044
Intersections, Inc. (a)	489	4,836
Kelly Services, Inc. Class A (non-vtg.)	873	16,631
Kenexa Corp. (a)	708	13,714
Kforce, Inc. (a)	1,260	13,671
Layne Christensen Co. (a)	464	26,425
Learning Tree International, Inc. (a)	734	18,600
LECG Corp. (a)	528	8,374
McGrath RentCorp.	927	24,649
Mobile Mini, Inc. (a)	1,104	21,219
Monster Worldwide, Inc. (a)	3,590	121,234
Multi-Color Corp.	276	6,596
Odyssey Marine Exploration, Inc. (a)	1,255	7,066
On Assignment, Inc. (a)	1,223	7,815
PeopleSupport, Inc. (a)	783	11,001
Protection One, Inc. (a)(d)	650	7,586
Resources Connection, Inc.	1,503	30,992
School Specialty, Inc. (a)	550	19,630
Standard Parking Corp. (a)	478	22,165
Stericycle, Inc. (a)	2,380	140,063
Team, Inc. (a)	434	12,968
Teletech Holdings, Inc. (a)	1,999	41,399
Tetra Tech, Inc. (a)	1,606	33,276
Thomas Group	805	5,981
United Stationers, Inc. (a)	897	45,442
Waste Industries USA, Inc.	520	17,576
Waste Services, Inc. (a)	1,367	12,631
WCA Waste Corp. (a)	652	4,975
		1,520,599
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Construction & Engineering - 0.3%
Foster Wheeler Ltd. (a)	2,056	$ 306,344
Great Lakes Dredge & Dock Corp.	2,267	20,199
Insituform Technologies, Inc. Class A (a)	822	10,678
Integrated Electrical Services, Inc. (a)	533	10,004
Northwest Pipe Co. (a)	354	11,778
Sterling Construction Co., Inc. (a)	466	11,193
		370,196
Electrical Equipment - 1.1%
Active Power, Inc. (a)	3,427	7,711
American Superconductor Corp. (a)	1,193	28,799
Canadian Solar, Inc. (d)	1,311	20,609
Capstone Turbine Corp. (a)(d)	3,186	3,887
China BAK Battery, Inc. (a)(d)	1,328	5,259
China Sunergy Co. Ltd. ADR (d)	494	3,745
Coleman Cable, Inc. (a)	452	4,696
Deswell Industries, Inc.	622	3,906
Encore Wire Corp.	753	12,876
Energy Conversion Devices, Inc. (a)	1,099	28,431
Evergreen Solar, Inc. (a)(d)	2,534	33,373
First Solar, Inc.	2,246	532,639
Franklin Electric Co., Inc.	550	21,428
FuelCell Energy, Inc. (a)	2,080	18,866
Fushi International, Inc. (a)	601	10,007
Genlyte Group, Inc. (a)	730	68,803
Hydrogenics Corp. (a)	4,781	5,068
II-VI, Inc. (a)	1,037	34,781
JA Solar Holdings Co. Ltd. ADR	517	30,679
LSI Industries, Inc.	1,058	21,858
Medis Technologies Ltd. (a)(d)	936	11,953
Microvision, Inc. (a)	1,732	7,032
Plug Power, Inc. (a)	3,737	13,528
Powell Industries, Inc. (a)	561	22,917
Power-One, Inc. (a)	2,715	12,679
Preformed Line Products Co.	140	7,539
Solarfun Power Holdings Co. Ltd. ADR (d)	349	5,706
Sunpower Corp. Class A (a)	1,145	142,484
Superior Essex, Inc. (a)	498	12,081
Ultralife Batteries, Inc. (a)	656	8,239
Valence Technology, Inc. (a)(d)	2,845	6,544
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Electrical Equipment - continued
Vicor Corp.	1,154	$ 16,664
Woodward Governor Co.	1,059	72,584
		1,237,371
Industrial Conglomerates - 0.0%
Raven Industries, Inc.	730	25,353
Machinery - 1.2%
3D Systems Corp. (a)	743	13,055
A.S.V., Inc. (a)(d)	1,014	11,823
AB Volvo sponsored ADR	1,070	18,233
Altra Holdings, Inc.	546	8,752
American Railcar Industries, Inc.	550	8,459
Astec Industries, Inc. (a)	670	25,165
Axsys Technologies, Inc. (a)	293	12,394
Basin Water, Inc. (a)(d)	748	5,243
Bucyrus International, Inc. Class A	1,114	97,709
Chart Industries, Inc. (a)	945	26,271
Columbus McKinnon Corp. (NY Shares) (a)	448	13,942
Commercial Vehicle Group, Inc. (a)	485	6,465
Dynamic Materials Corp.	326	20,691
Flanders Corp. (a)	938	6,238
Flow International Corp. (a)	876	6,920
Force Protection, Inc. (a)(d)	2,027	21,912
FreightCar America, Inc.	349	11,856
Gehl Co. (a)	282	4,571
Hardinge, Inc.	286	4,510
Hurco Companies, Inc. (a)	156	6,438
Joy Global, Inc.	3,349	194,242
K-Tron International, Inc. (a)	65	7,410
L.B. Foster Co. Class A (a)	431	19,744
Lincoln Electric Holdings, Inc.	1,126	78,561
Middleby Corp. (a)	551	41,815
Nordson Corp.	1,048	55,334
Omega Flex, Inc.	273	3,896
PACCAR, Inc.	10,640	538,490
Portec Rail Products, Inc.	630	6,628
RBC Bearings, Inc. (a)	735	27,033
Sun Hydraulics Corp.	511	14,845
Tecumseh Products Co.:
Class A (non-vtg.) (a)	382	9,080
Class B (a)	404	8,553
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
TurboChef Technologies, Inc. (a)	1,033	$ 15,361
Twin Disc, Inc.	124	7,704
		1,359,343
Marine - 0.3%
Alexander & Baldwin, Inc.	1,365	70,134
American Commercial Lines, Inc. (a)	1,726	30,015
Aries Maritime Transport Ltd.	733	5,058
DryShips, Inc.	1,074	101,472
Eagle Bulk Shipping, Inc.	1,013	28,972
Euroseas Ltd.	413	6,298
OceanFreight, Inc.	661	14,463
Paragon Shipping, Inc.	1,079	22,012
Quintana Maritime Ltd.	1,383	36,719
TBS International Ltd. Class A (a)	473	20,651
Ultrapetrol (Bahamas) Ltd.	854	14,834
		350,628
Road & Rail - 0.4%
AMERCO (a)	593	38,824
Arkansas Best Corp.	752	17,146
Celadon Group, Inc. (a)	510	3,978
Covenant Transportn Group, Inc. Class A (a)	621	4,428
Frozen Food Express Industries, Inc.	1,259	6,950
Heartland Express, Inc.	2,822	41,004
J.B. Hunt Transport Services, Inc.	3,655	96,090
Landstar System, Inc.	1,635	65,040
Marten Transport Ltd. (a)	894	9,798
Old Dominion Freight Lines, Inc. (a)	993	22,372
P.A.M. Transportation Services, Inc. (a)	477	7,160
Patriot Transportation Holding, Inc. (a)	175	16,431
Quality Distribution, Inc. (a)	501	2,485
Saia, Inc. (a)	675	8,802
Universal Truckload Services, Inc. (a)	411	7,172
USA Truck, Inc. (a)	316	4,582
Vitran Corp., Inc.	939	12,507
Werner Enterprises, Inc.	2,607	45,753
YRC Worldwide, Inc. (a)	1,671	29,593
		440,115
Trading Companies & Distributors - 0.3%
Aceto Corp.	716	5,671
Beacon Roofing Supply, Inc. (a)	1,124	10,352
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Trading Companies & Distributors - continued
Electro Rent Corp.	1,196	$ 16,361
Fastenal Co.	4,378	173,544
H&E Equipment Services, Inc. (a)	949	16,389
Houston Wire & Cable Co.	580	8,590
Kaman Corp.	1,124	35,856
Lawson Products, Inc.	440	14,885
NuCo2, Inc. (a)	460	12,687
Rush Enterprises, Inc.:
Class A (a)	655	10,323
Class B (a)	295	4,673
UAP Holding Corp.	1,453	43,459
		352,790
Transportation Infrastructure - 0.0%
Grupo Aeroportuario Norte Sab de CV ADR	578	15,646
Quixote Corp.	363	6,690
		22,336
TOTAL INDUSTRIALS		7,333,692
INFORMATION TECHNOLOGY - 52.1%
Communications Equipment - 9.8%
3Com Corp. (a)	11,146	48,039
Acme Packet, Inc.	1,626	20,000
ADC Telecommunications, Inc. (a)	3,600	59,616
Adtran, Inc.	2,232	48,412
Airspan Networks, Inc. (a)	1,130	2,113
Airvana, Inc.	1,646	10,403
Alvarion Ltd. (a)	1,945	18,964
Anaren, Inc. (a)	872	13,429
Andrew Corp. (a)	4,587	67,245
Arris Group, Inc. (a)	3,400	35,462
Aruba Networks, Inc.	2,148	29,943
AudioCodes Ltd. (a)	1,445	7,413
Avanex Corp. (a)	6,917	10,376
Avici Systems, Inc.	882	6,553
Avocent Corp.	1,657	41,259
Aware, Inc. (a)	873	4,304
Bel Fuse, Inc. Class B (non-vtg.)	274	8,198
BigBand Networks, Inc.	1,569	9,398
Black Box Corp.	572	21,050
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Blue Coat Systems, Inc. (a)	1,190	$ 43,090
Bookham, Inc. (a)	3,043	7,729
C-COR, Inc. (a)	1,583	19,439
Carrier Access Corp. (a)	945	2,145
Ceragon Networks Ltd. (a)	978	12,636
China Techfaith Wireless Communication Technology Ltd. sponsored ADR (a)	879	5,037
Ciena Corp. (a)	2,453	107,883
Cisco Systems, Inc. (a)	176,545	4,946,791
Comtech Group, Inc. (a)	1,137	20,170
Comtech Telecommunications Corp. (a)	763	37,891
Digi International, Inc. (a)	1,482	22,793
Ditech Networks, Inc. (a)	1,213	3,918
EFJ, Inc. (a)	1,421	4,164
EMS Technologies, Inc. (a)	496	14,439
Endwave Corp. (a)	648	5,080
Exfo Electro-Optical Engineering, Inc. (sub. vtg.) (a)	1,253	6,554
Extreme Networks, Inc. (a)	3,965	14,433
F5 Networks, Inc. (a)	2,397	63,329
Finisar Corp. (a)(d)	8,376	14,239
Foundry Networks, Inc. (a)	4,357	76,814
Globecomm Systems, Inc. (a)	532	5,985
Harmonic, Inc. (a)	2,401	24,898
Harris Stratex Networks, Inc. Class A (a)	854	14,706
Hughes Communications, Inc. (a)	583	30,986
Infinera Corp.	2,312	50,425
InterDigital, Inc. (a)	1,507	27,126
Ituran Location & Control Ltd.	575	5,923
Ixia (a)	2,002	20,681
JDS Uniphase Corp. (a)	5,920	79,683
Juniper Networks, Inc. (a)	14,891	442,561
KVH Industries, Inc. (a)	386	3,354
Loral Space & Communications Ltd. (a)	550	18,832
MRV Communications, Inc. (a)	4,275	9,576
NETGEAR, Inc. (a)	927	31,416
Network Engines, Inc. (a)	1,349	2,212
Neutral Tandem, Inc.	850	15,547
Nextwave Wireless, Inc. (a)	2,295	13,793
Nice Systems Ltd. sponsored ADR (a)	1,168	38,053
NMS Communications Corp. (a)	1,489	2,308
Oplink Communications, Inc. (a)	843	13,614
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Opnext, Inc.	1,748	$ 14,159
Optium Corp.	674	5,662
ORBCOMM, Inc.	1,103	8,592
Orckit Communications Ltd. (a)	556	3,898
Packeteer, Inc. (a)	1,115	7,537
Parkervision, Inc. (a)(d)	803	7,893
PC-Tel, Inc. (a)	830	6,217
Pegasus Wireless Corp. warrants 8/11/08 (a)	222	0
Polycom, Inc. (a)	2,581	62,641
Powerwave Technologies, Inc. (a)	3,866	16,005
Qiao Xing Universal Telephone, Inc. (a)(d)	620	5,220
QUALCOMM, Inc.	48,411	1,974,201
RADWARE Ltd. (a)	684	9,186
Radyne Corp. (a)	292	2,681
Research In Motion Ltd. (a)	16,244	1,848,892
Riverbed Technology, Inc. (a)	2,026	57,295
SCM Microsystems, Inc. (a)	1,141	4,005
SeaChange International, Inc. (a)	984	7,419
ShoreTel, Inc.	1,994	30,947
Sierra Wireless, Inc. (a)	738	11,874
Silicom Ltd. (a)	251	3,584
Sonus Networks, Inc. (a)	7,791	51,265
Starent Networks Corp.	1,793	37,474
Sycamore Networks, Inc. (a)	8,642	33,272
Symmetricom, Inc. (a)	1,805	7,780
Tekelec (a)	1,945	23,924
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR	3,994	97,693
Tellabs, Inc. (a)	12,274	85,427
Telular Corp. (a)	663	4,442
Tollgrade Communications, Inc. (a)	517	4,105
UTStarcom, Inc. (a)(d)	3,080	8,932
ViaSat, Inc. (a)	866	28,881
Westell Technologies, Inc. Class A (a)	1,656	2,517
WJ Communications, Inc. (a)	2,499	2,199
Zhone Technologies, Inc. (a)	6,743	8,429
		11,226,678
Computers & Peripherals - 6.9%
ActivIdentity Corp. (a)	1,612	6,561
Adaptec, Inc. (a)	3,748	12,556
Apple, Inc. (a)	25,294	4,609,073
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
Avid Technology, Inc. (a)	1,159	$ 30,748
Brocade Communications Systems, Inc. (a)	11,848	86,372
Concurrent Computer Corp. (a)	2,554	2,401
Cray, Inc. (a)	927	5,404
Data Domain, Inc. (d)	1,702	43,878
Dell, Inc. (a)	65,897	1,617,112
Dot Hill Systems Corp. (a)	2,532	6,431
Electronics for Imaging, Inc. (a)	1,591	36,498
Hutchinson Technology, Inc. (a)	789	20,759
Immersion Corp. (a)	968	12,710
InFocus Corp. (a)	1,908	3,320
Intevac, Inc. (a)	959	15,056
Isilon Systems, Inc.	1,887	10,662
LaserCard Corp. (a)	315	3,131
Logitech International SA (a)	5,254	178,794
Mobility Electronics, Inc. (a)	1,004	1,747
Network Appliance, Inc. (a)	10,495	259,331
Novatel Wireless, Inc. (a)	1,048	16,286
Palm, Inc. (d)	3,389	23,621
Presstek, Inc. (a)	1,465	8,746
QLogic Corp. (a)	4,533	61,286
Rackable Systems, Inc. (a)	766	8,158
Rimage Corp. (a)	318	7,928
SanDisk Corp. (a)	6,590	246,730
Silicon Graphics, Inc. (a)	541	9,202
STEC, Inc. (a)	1,492	13,905
Stratasys, Inc. (a)	553	13,819
Sun Microsystems, Inc. (a)	24,070	500,175
Super Micro Computer, Inc.	914	7,550
Synaptics, Inc. (a)	883	49,042
Transact Technologies, Inc. (a)	433	2,252
Xyratex Ltd. (a)	873	12,868
		7,944,112
Electronic Equipment & Instruments - 1.5%
Acacia Research Corp. - Acacia Technologies (a)	751	6,924
Agilysys, Inc.	1,278	17,751
Bell Microproducts, Inc. (a)	1,643	9,201
Brightpoint, Inc. (a)	2,310	38,369
CalAmp Corp. (a)	797	2,056
Cherokee International Corp. (a)	532	1,442
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - continued
Cogent, Inc. (a)	2,529	$ 28,072
Cognex Corp.	1,323	26,817
Coherent, Inc. (a)	938	26,986
Comverge, Inc.	563	17,723
CPI International, Inc. (a)	657	11,031
CyberOptics Corp. (a)	339	4,132
Daktronics, Inc.	1,307	30,492
DTS, Inc. (a)	635	15,716
Echelon Corp. (a)	1,344	22,566
Electro Scientific Industries, Inc. (a)	982	19,886
Excel Technology, Inc. (a)	462	12,460
FARO Technologies, Inc. (a)	506	13,672
Flextronics International Ltd. (a)	24,012	287,184
FLIR Systems, Inc. (a)	1,926	132,374
GSI Group, Inc. (a)	1,497	14,461
I. D. Systems Inc. (a)	443	5,821
Insight Enterprises, Inc. (a)	1,591	31,518
IPG Photonics Corp.	1,156	23,525
Itron, Inc. (a)	907	70,338
Littelfuse, Inc. (a)	741	24,712
LoJack Corp. (a)	774	13,553
Magal Security Systems Ltd. (a)	281	2,158
Maxwell Technologies, Inc. (a)(d)	630	5,254
Measurement Specialties, Inc. (a)	393	9,672
Mechanical Technology, Inc. (a)	882	847
Mellanox Technologies Ltd.	807	14,316
Mercury Computer Systems, Inc. (a)	712	10,438
Merix Corp. (a)	641	3,756
Molex, Inc.	2,731	75,266
Molex, Inc. Class A (non-vtg.)	2,476	66,307
MTS Systems Corp.	580	23,774
Multi-Fineline Electronix, Inc. (a)	828	15,128
National Instruments Corp.	2,268	75,683
NetList, Inc.	705	1,678
Newport Corp. (a)	1,332	17,662
NU Horizons Electronics Corp. (a)	1,198	8,087
Optimal Group, Inc. Class A (a)	1,049	3,766
Orbotech Ltd. (a)	1,037	15,939
OSI Systems, Inc. (a)	521	12,916
PC Connection, Inc. (a)	1,016	12,995
Photon Dynamics, Inc. (a)	557	5,013
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - continued
Planar Systems, Inc. (a)	469	$ 2,664
Plexus Corp. (a)	1,475	43,896
RadiSys Corp. (a)	694	10,785
Richardson Electronics Ltd.	882	5,742
Rofin-Sinar Technologies, Inc. (a)	418	38,055
Sanmina-SCI Corp. (a)	15,723	27,830
ScanSource, Inc. (a)	774	27,307
SMART Modular Technologies (WWH), Inc. (a)	1,559	13,096
Spectrum Control, Inc. (a)	280	4,161
Staktek Holdings, Inc. (a)	1,468	3,773
Suntron Corp. (a)	2,016	2,238
Tech Data Corp. (a)	1,635	61,492
Trimble Navigation Ltd. (a)	3,599	133,415
TTM Technologies, Inc. (a)	1,302	15,741
Universal Display Corp. (a)	971	16,080
X-Rite, Inc.	877	10,901
Zygo Corp. (a)	742	8,377
		1,714,990
Internet Software & Services - 8.2%
Access Integrated Technologies, Inc. Class A (a)	815	3,651
Akamai Technologies, Inc. (a)	4,750	180,785
Ariba, Inc. (a)	2,055	24,393
Art Technology Group, Inc. (a)	3,714	15,525
AsiaInfo Holdings, Inc. (a)	1,674	19,753
Autobytel, Inc. (a)	1,294	4,167
Baidu.com, Inc. sponsored ADR (a)	670	255,913
Bankrate, Inc. (a)	500	19,570
Bidz.com, Inc. (a)	716	8,248
China Finance Online Co. Ltd. ADR (a)	453	10,618
Chordiant Software, Inc. (a)	1,056	10,592
CMGI, Inc. (a)	1,335	13,844
CNET Networks, Inc. (a)	4,415	33,466
comScore, Inc.	806	26,155
Constant Contact, Inc.	700	13,328
Copernic, Inc. (a)(d)	1,075	1,892
CryptoLogic Ltd.	348	6,647
DealerTrack Holdings, Inc. (a)	1,093	46,496
Digital River, Inc. (a)	1,124	43,465
DivX, Inc. (a)	928	15,711
EarthLink, Inc. (a)	3,790	25,734
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
eBay, Inc. (a)	39,366	$ 1,319,942
Entrust, Inc. (a)	2,554	4,240
Equinix, Inc. (a)	1,072	111,606
GigaMedia Ltd. (a)	1,575	29,689
Gmarket, Inc. sponsored ADR (a)	650	15,093
Google, Inc. Class A (sub. vtg.) (a)	6,775	4,695,075
Greenfield Online, Inc. (a)	817	12,288
HSW International, Inc. (a)	1,296	6,869
Hurray! Holding Co. Ltd. ADR (a)	1,238	4,729
iBasis, Inc.	1,714	9,067
InfoSpace, Inc.	1,037	18,469
Internap Network Services Corp. (a)	1,310	13,035
Internet Capital Group, Inc. (a)	1,071	11,963
Internet Gold Golden Lines Ltd. (a)	957	11,474
Internet Initiative Japan, Inc. sponsored ADR	515	5,588
Interwoven, Inc. (a)	1,093	13,422
Iona Technologies PLC sponsored ADR (a)	1,465	5,494
iPass, Inc. (a)	1,783	7,792
j2 Global Communications, Inc. (a)	1,498	36,431
Jupitermedia Corp. (a)	1,249	5,358
Keynote Systems, Inc. (a)	937	12,893
Kintera, Inc. (a)	1,206	1,942
Limelight Networks, Inc.	2,245	17,848
Liquidity Services, Inc. (a)	893	10,662
LivePerson, Inc. (a)	1,689	8,445
LookSmart Ltd. (a)	708	2,053
LoopNet, Inc. (a)	969	14,884
Marchex, Inc. Class B (d)	663	8,162
Mercadolibre, Inc.	1,284	54,454
MIVA, Inc. (a)	1,926	5,547
Move, Inc. (a)	4,569	10,737
NaviSite, Inc. (a)	1,768	16,460
NetEase.com, Inc. sponsored ADR (a)	1,933	39,182
NIC, Inc.	2,520	19,656
Omniture, Inc. (a)	1,897	53,894
Online Resources Corp. (a)	708	6,655
Open Text Corp. (a)(d)	1,278	41,119
Openwave Systems, Inc.	2,629	7,230
Perficient, Inc. (a)	1,111	18,631
RADVision Ltd. (a)	503	5,830
RealNetworks, Inc. (a)	5,201	32,090
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
S1 Corp. (a)	2,784	$ 20,657
Saba Software, Inc. (a)	1,194	5,910
SAVVIS, Inc. (a)	1,617	51,809
Selectica, Inc. (a)	2,334	3,874
Sify Technologies Ltd. sponsored ADR (a)	1,072	6,818
Sina Corp. (a)	1,664	80,022
SkillSoft PLC sponsored ADR (a)	3,234	31,337
Sohu.com, Inc. (a)	1,104	63,348
SonicWALL, Inc. (a)	2,617	26,484
Supportsoft, Inc. (a)	2,024	8,784
Switch & Data Facilities Co., Inc.	957	18,173
TechTarget, Inc.	1,098	14,999
Terremark Worldwide, Inc. (a)	1,558	8,740
The Knot, Inc. (a)	975	12,870
TheStreet.com, Inc.	799	9,828
Travelzoo, Inc. (a)	559	8,536
Tumbleweed Communications Corp. (a)	1,555	2,037
United Online, Inc.	1,860	27,974
ValueClick, Inc. (a)	3,065	72,457
VeriSign, Inc.	6,467	264,500
Vignette Corp. (a)	907	13,950
VistaPrint Ltd. (a)	1,279	56,788
Visual Sciences, Inc. (a)	697	11,027
Vocus, Inc. (a)	655	20,567
WebMD Health Corp. Class A (a)	258	11,006
Websense, Inc. (a)	1,496	24,445
Website Pros, Inc. (a)	460	5,180
Workstream, Inc. (a)	2,136	1,431
Yahoo!, Inc. (a)	38,729	1,038,324
Zix Corp. (a)	3,050	11,895
		9,439,721
IT Services - 1.4%
Acxiom Corp.	2,383	29,359
Answerthink, Inc. (a)	1,241	5,634
Applied Digital Solutions, Inc. (a)	1,546	1,037
Cass Information Systems, Inc.	266	9,916
CheckFree Corp. (a)	2,726	129,758
Cognizant Technology Solutions Corp. Class A (a)	8,386	260,805
CSG Systems International, Inc. (a)	1,333	22,088
CyberSource Corp. (a)	2,685	39,228
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
Edgewater Technology, Inc. (a)	638	$ 4,179
Electronic Clearing House, Inc. (a)	608	6,086
Euronet Worldwide, Inc. (a)	1,557	51,007
ExlService Holdings, Inc.	920	22,052
Fiserv, Inc. (a)	4,740	243,304
Forrester Research, Inc. (a)	872	22,829
Gevity HR, Inc.	658	2,797
iGate Corp. (a)	2,202	18,629
Infosys Technologies Ltd. sponsored ADR	3,058	128,895
infoUSA, Inc.	1,988	17,156
Integral Systems, Inc.	249	6,208
Lionbridge Technologies, Inc. (a)	1,580	4,803
ManTech International Corp. Class A (a)	550	21,280
Ness Technologies, Inc. (a)	882	8,300
Paychex, Inc.	10,658	415,662
PFSweb, Inc. (a)	501	641
RightNow Technologies, Inc. (a)	1,062	19,275
Sapient Corp. (a)	4,514	32,681
SI International, Inc. (a)	446	11,578
SM&A (a)	818	5,292
Sykes Enterprises, Inc. (a)	1,057	19,512
Syntel, Inc.	1,203	43,344
Telvent GIT SA	1,023	26,526
Zanett, Inc. (a)	2,729	2,156
		1,632,017
Office Electronics - 0.1%
Zebra Technologies Corp. Class A (a)	1,954	75,366
Semiconductors & Semiconductor Equipment - 8.8%
8X8, Inc. (a)(d)	4,450	4,717
Actel Corp. (a)	739	8,099
Advanced Analogic Technologies, Inc. (a)	1,237	13,322
Advanced Energy Industries, Inc. (a)	1,104	16,019
Altera Corp.	10,146	190,542
AMIS Holdings, Inc. (a)	2,994	22,964
Amkor Technology, Inc. (a)	5,179	42,675
ANADIGICS, Inc. (a)	1,671	18,398
Applied Materials, Inc.	39,623	746,101
Applied Micro Circuits Corp. (a)	9,423	23,652
ARM Holdings PLC sponsored ADR	1,519	12,501
ASE Test Ltd. (a)	3,253	46,453
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
ASM International NV (NASDAQ)	246	$ 5,744
ASML Holding NV (NY Shares) (a)	4,010	139,348
Asyst Technologies, Inc. (a)	1,338	4,603
Atheros Communications, Inc. (a)	1,766	52,079
Atmel Corp. (a)	14,813	65,029
ATMI, Inc. (a)	971	29,217
Axcelis Technologies, Inc. (a)	3,377	16,007
Broadcom Corp. Class A (a)	13,439	359,359
Brooks Automation, Inc. (a)	2,232	29,976
Cabot Microelectronics Corp. (a)	730	27,302
California Micro Devices Corp. (a)	1,081	4,248
Camtek Ltd. (a)	1,092	2,457
Cavium Networks, Inc.	1,351	34,653
Centillium Communications, Inc. (a)	1,294	1,786
Ceva, Inc. (a)	926	9,482
ChipMOS TECHNOLOGIES (Bermuda) Ltd. (a)(d)	2,444	12,391
Cirrus Logic, Inc. (a)	3,037	17,311
Cohu, Inc.	658	10,298
Conexant Systems, Inc. (a)	13,634	15,134
Credence Systems Corp. (a)	3,071	6,296
Cree, Inc. (a)(d)	2,502	61,624
Cymer, Inc. (a)	1,070	43,945
Diodes, Inc. (a)	1,200	35,304
DSP Group, Inc. (a)	949	12,840
Eagle Test Systems, Inc. (a)	423	4,632
EMCORE Corp. (a)	1,161	10,182
Entegris, Inc. (a)	3,856	33,393
Exar Corp. (a)	1,284	11,800
FEI Co. (a)	1,070	26,654
FormFactor, Inc. (a)	1,365	51,788
Genesis Microchip, Inc. (a)	1,080	5,443
Himax Technologies, Inc. sponsored ADR	2,592	11,353
Hittite Microwave Corp. (a)	844	36,452
Ikanos Communications, Inc. (a)	1,364	8,089
Integrated Device Technology, Inc. (a)	5,703	69,177
Integrated Silicon Solution, Inc. (a)	1,120	7,302
Intel Corp.	169,633	4,424,029
Intersil Corp. Class A	4,107	102,429
IXYS Corp. (a)	1,212	9,369
KLA-Tencor Corp.	5,224	251,170
Kopin Corp. (a)	2,444	8,798
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Kulicke & Soffa Industries, Inc. (a)	1,772	$ 12,546
Lam Research Corp. (a)	3,594	164,785
Lanoptics Ltd. (a)	748	14,556
Lattice Semiconductor Corp. (a)	3,618	12,156
Leadis Technology, Inc. (a)	771	2,143
Linear Technology Corp.	6,323	192,599
LTX Corp. (a)	1,720	4,128
Marvell Technology Group Ltd. (a)	16,942	253,113
Mattson Technology, Inc. (a)	1,615	13,308
Micrel, Inc.	2,912	25,975
Microchip Technology, Inc.	5,960	171,588
Microsemi Corp. (a)	2,301	52,647
Microtune, Inc. (a)	2,319	12,059
Mindspeed Technologies, Inc. (a)	2,834	3,968
MIPS Technologies, Inc. (a)	1,464	8,316
MKS Instruments, Inc. (a)	1,661	30,180
Monolithic Power Systems, Inc. (a)	1,246	23,774
MoSys, Inc. (a)	1,126	6,576
Nanometrics, Inc. (a)	727	7,270
Netlogic Microsystems, Inc. (a)	742	21,704
Nextest Systems Corp. (a)	531	7,052
Novellus Systems, Inc. (a)	3,410	88,694
NVE Corp. (a)	149	4,184
NVIDIA Corp. (a)	15,879	500,824
O2Micro International Ltd. sponsored ADR (a)	1,213	17,249
Omnivision Technologies, Inc. (a)(d)	1,568	29,196
ON Semiconductor Corp. (a)	9,346	85,890
PDF Solutions, Inc. (a)	998	7,914
Pericom Semiconductor Corp. (a)	1,071	17,746
Photronics, Inc. (a)	1,044	10,743
Pixelworks, Inc. (a)	1,375	1,196
PLX Technology, Inc. (a)	1,193	11,739
PMC-Sierra, Inc. (a)	5,830	40,927
Power Integrations, Inc. (a)	784	23,583
Rambus, Inc. (a)	2,936	56,929
RF Micro Devices, Inc. (a)	8,235	47,598
Rudolph Technologies, Inc. (a)	804	9,608
Saifun Semiconductors Ltd. (a)	828	7,237
Semitool, Inc. (a)	1,282	11,846
Semtech Corp. (a)	2,235	34,106
Sigma Designs, Inc. (a)	994	64,630
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
SigmaTel, Inc. (a)	972	$ 1,905
Silicon Image, Inc. (a)	2,415	11,351
Silicon Laboratories, Inc. (a)	1,492	55,413
Silicon Motion Technology Corp. sponsored ADR (a)	903	17,058
Silicon Storage Technology, Inc. (a)	3,098	8,798
Siliconware Precision Industries Co. Ltd. sponsored ADR	2,965	28,375
SiRF Technology Holdings, Inc. (a)	1,398	33,678
Skyworks Solutions, Inc. (a)	4,305	39,089
Spansion, Inc. Class A (a)	3,834	20,474
Standard Microsystems Corp. (a)	781	27,546
STATS ChipPAC Ltd. sponsored ADR (a)	1,234	14,191
Supertex, Inc. (a)	517	17,552
Techwell, Inc. (a)	675	8,242
Tessera Technologies, Inc. (a)	1,361	52,562
Tower Semicondutor Ltd. (a)	3,191	4,914
Transwitch Corp. (a)	3,987	4,067
Trident Microsystems, Inc. (a)	1,635	10,268
TriQuint Semiconductor, Inc. (a)	4,613	27,355
Ultra Clean Holdings, Inc. (a)	779	11,194
Ultratech, Inc. (a)	761	9,117
Varian Semiconductor Equipment Associates, Inc. (a)	2,327	96,594
Veeco Instruments, Inc. (a)	982	16,478
Verigy Ltd. (a)	1,615	40,908
Vimicro International Corp. sponsored ADR (a)	415	1,702
Virage Logic Corp. (a)	959	8,027
Volterra Semiconductor Corp. (a)	950	11,761
White Electronic Designs Corp. (a)	914	4,214
Xilinx, Inc.	8,408	184,135
Zilog, Inc. (a)	1,875	5,906
Zoran Corp. (a)	1,377	30,046
		10,129,138
Software - 15.4%
ACI Worldwide, Inc.	1,170	26,711
Activision, Inc. (a)	8,414	186,370
Actuate Corp. (a)	2,834	21,453
Adobe Systems, Inc. (a)	16,935	713,641
Advent Software, Inc. (a)	886	44,973
Aladdin Knowledge Systems Ltd. (a)	391	10,236
Allot Communications Ltd.	703	3,388
American Software, Inc. Class A	608	4,372
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Ansoft Corp. (a)	743	$ 21,554
Ansys, Inc. (a)	2,159	83,899
Aspen Technology, Inc. (a)	2,510	42,570
Authentidate Holding Corp. (a)	1,788	1,361
Autodesk, Inc. (a)	6,593	310,464
BEA Systems, Inc. (a)	11,306	178,974
Blackbaud, Inc.	1,201	34,180
Blackboard, Inc. (a)	1,008	39,312
BladeLogic, Inc.	726	17,758
BluePhoenix Solutions Ltd. (a)	419	7,626
Borland Software Corp.	2,594	8,379
Bottomline Technologies, Inc. (a)	786	9,904
Business Objects SA sponsored ADR (a)	1,001	60,841
Cadence Design Systems, Inc. (a)	7,853	130,360
Callidus Software, Inc. (a)	1,123	7,030
Captaris, Inc. (a)	2,004	8,136
Catapult Communications Corp. (a)	733	5,314
CDC Corp. Class A (a)	3,135	18,967
Check Point Software Technologies Ltd. (a)	6,486	148,011
Citrix Systems, Inc. (a)	5,432	200,875
Cognos, Inc. (a)	2,293	131,343
CommVault Systems, Inc. (a)	1,192	26,546
Compuware Corp. (a)	9,162	75,678
Concur Technologies, Inc. (a)	1,115	41,879
Convera Corp. Class A (a)(d)	2,013	5,214
Corel Corp. (a)	611	6,807
DemandTec, Inc.	1,644	26,978
Descartes Systems Group, Inc. (a)	2,203	9,232
Digimarc Corp. (a)	727	6,827
Double-Take Software, Inc.	611	15,153
ECtel Ltd. (a)	65	194
Electronic Arts, Inc. (a)	8,913	500,821
Epicor Software Corp. (a)	1,898	20,536
EPIQ Systems, Inc. (a)	898	15,643
eSpeed, Inc. Class A (a)	1,434	14,483
Evolving Systems, Inc. (a)	718	1,257
FalconStor Software, Inc. (a)	1,871	22,658
Fundtech Ltd. (a)	521	8,076
Glu Mobile, Inc.	688	3,756
Guidance Software, Inc.	611	7,521
i2 Technologies, Inc. (a)(d)	646	10,452
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Informatica Corp. (a)	2,742	$ 47,025
Interactive Intelligence, Inc. (a)	786	20,499
Intervoice, Inc. (a)	1,245	12,176
Intuit, Inc. (a)	9,556	280,182
Jack Henry & Associates, Inc.	2,617	70,031
JDA Software Group, Inc. (a)	981	20,542
KongZhong Corp. sponsored ADR (a)	1,044	5,366
Lawson Software, Inc. (a)	5,589	54,325
Macrovision Corp. (a)	1,464	36,483
Magic Software Enterprises Ltd. (a)	2,024	4,008
Magma Design Automation, Inc. (a)	1,045	13,961
Majesco Entertainment Co. (a)	4,033	5,041
Manhattan Associates, Inc. (a)	916	24,851
Mentor Graphics Corp. (a)	2,778	30,252
MICROS Systems, Inc. (a)	1,126	81,230
Microsoft Corp.	272,574	9,158,444
MicroStrategy, Inc. Class A (a)	275	27,734
Monotype Imaging Holdings, Inc.	760	12,152
MSC.Software Corp. (a)	1,098	14,505
Napster, Inc. (a)	2,321	6,452
NDS Group PLC sponsored ADR (a)	538	31,473
Net 1 UEPS Technologies, Inc. (a)	1,463	45,294
NetScout Systems, Inc. (a)	1,849	22,465
Novell, Inc. (a)	10,263	72,046
Nuance Communications, Inc. (a)	5,581	112,625
OpenTV Corp. Class A (a)	3,356	3,994
Opnet Technologies, Inc. (a)	776	7,116
Oracle Corp. (a)	148,367	2,994,046
Parametric Technology Corp. (a)	3,557	59,402
Pegasystems, Inc.	1,322	16,366
Perfect World Co. Ltd. sponsored ADR Class B	295	7,145
Pervasive Software, Inc. (a)	1,195	5,366
Phoenix Technologies Ltd. (a)	1,418	19,285
Plato Learning, Inc. (a)	1,135	4,631
Progress Software Corp. (a)	1,093	34,572
QAD, Inc.	1,213	10,323
Quality Systems, Inc.	927	27,430
Quest Software, Inc. (a)	2,748	44,435
Radiant Systems, Inc. (a)	970	15,491
Renaissance Learning, Inc.	978	12,734
Retalix Ltd. (a)	590	10,154
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Secure Computing Corp. (a)	2,108	$ 19,120
Shanda Interactive Entertainment Ltd. sponsored ADR (a)	826	30,281
Smith Micro Software, Inc. (a)	978	7,834
Sonic Foundry, Inc. (a)	2,431	3,865
Sonic Solutions, Inc. (a)	711	7,060
Sourcefire, Inc.	677	5,490
SourceForge, Inc. (a)	2,378	5,493
SPSS, Inc. (a)	741	26,780
SuccessFactors, Inc.	1,500	20,595
SumTotal Systems, Inc. (a)	1,246	6,006
Symantec Corp. (a)	25,830	459,774
Synchronoss Technologies, Inc. (a)	936	30,813
Synopsys, Inc. (a)	4,277	105,257
Synplicity, Inc. (a)	1,567	8,916
Take-Two Interactive Software, Inc. (a)(d)	2,115	31,683
Taleo Corp. Class A (a)	997	28,145
The9 Ltd. sponsored ADR (a)	325	8,375
THQ, Inc. (a)	1,972	48,215
TIBCO Software, Inc. (a)	6,573	51,467
Ultimate Software Group, Inc. (a)	745	24,339
Unica Corp. (a)	718	6,462
Vasco Data Security International, Inc. (a)	1,112	24,953
Veraz Networks, Inc.	1,068	5,062
Wind River Systems, Inc. (a)	2,497	25,494
		17,770,844
TOTAL INFORMATION TECHNOLOGY		59,932,866
MATERIALS - 1.2%
Chemicals - 0.4%
A. Schulman, Inc.	1,080	23,285
Altair Nanotechnologies, Inc. (a)(d)	2,058	8,335
Balchem Corp.	425	9,087
Hawkins, Inc.	416	6,157
ICO, Inc. (a)	1,113	12,076
Innophos Holdings, Inc.	792	11,334
Innospec, Inc.	748	13,135
KMG Chemicals, Inc.	366	5,695
Landec Corp. (a)	800	10,512
Methanex Corp.	3,284	97,549
Penford Corp.	355	8,591
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
ShengdaTech, Inc. (a)(d)	1,480	$ 12,106
Sigma Aldrich Corp.	3,699	194,752
Symyx Technologies, Inc. (a)	1,015	7,775
Zoltek Companies, Inc. (a)	952	40,574
		460,963
Construction Materials - 0.0%
U.S. Concrete, Inc. (a)	1,028	3,865
United States Lime & Minerals, Inc. (a)	253	7,782
		11,647
Containers & Packaging - 0.2%
AEP Industries, Inc. (a)	304	10,400
Caraustar Industries, Inc. (a)	1,360	5,617
Silgan Holdings, Inc.	1,148	61,567
Smurfit-Stone Container Corp. (a)	7,498	82,553
		160,137
Metals & Mining - 0.6%
Anglo American PLC ADR	3,574	120,408
Century Aluminum Co. (a)	1,140	65,368
China Precision Steel, Inc. (a)(d)	1,025	5,412
Claymont Steel Holdings, Inc.	636	13,655
DRDGOLD Ltd. sponsored ADR (a)	1,524	12,398
Haynes International, Inc. (a)	313	26,452
Horsehead Holding Corp.	930	15,466
Kaiser Aluminum Corp.	598	42,542
Lihir Gold Ltd. sponsored ADR	583	19,554
NN, Inc.	775	6,874
Olympic Steel, Inc.	454	11,868
Pan American Silver Corp. (a)	2,134	67,861
Randgold Resources Ltd. sponsored ADR	1,535	54,001
Royal Gold, Inc.	863	24,785
Schnitzer Steel Industries, Inc. Class A	561	35,018
Silver Standard Resources, Inc. (a)	1,863	67,534
Steel Dynamics, Inc.	2,691	135,384
Universal Stainless & Alloy Products, Inc. (a)	278	8,574
		733,154
Paper & Forest Products - 0.0%
Mercer International, Inc. (SBI) (a)	687	5,441
TOTAL MATERIALS		1,371,342
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - 1.5%
Diversified Telecommunication Services - 0.6%
Alaska Communication Systems Group, Inc.	1,220	$ 18,300
Arbinet-thexchange, Inc. (a)	685	4,076
Atlantic Tele-Network, Inc.	415	15,828
Cbeyond, Inc. (a)	818	33,841
Cogent Communications Group, Inc. (a)	1,630	33,871
Consolidated Communications Holdings, Inc.	740	11,899
D&E Communications, Inc.	908	13,230
General Communications, Inc. Class A (a)	1,674	14,832
Gilat Satellite Networks Ltd. (a)	940	10,011
Global Crossing Ltd. (a)	1,288	23,609
Globalstar, Inc. (d)	2,126	19,283
Golden Telecom, Inc.	1,164	118,099
HickoryTech Corp.	1,040	9,454
Level 3 Communications, Inc. (a)	45,075	151,452
North Pittsburgh Systems, Inc.	730	17,243
NTELOS Holdings Corp.	1,332	35,338
PAETEC Holding Corp. (a)	3,368	36,038
Shenandoah Telecommunications Co.	1,066	26,298
SureWest Communications	517	9,363
Telefonos de Mexico SA de CV Series A sponsored ADR	122	4,529
Time Warner Telecom, Inc. Class A (sub. vtg.) (a)	4,249	95,305
Warwick Valley Telephone Co.	427	4,710
		706,609
Wireless Telecommunication Services - 0.9%
America Movil SAB de CV Series A sponsored ADR	228	13,997
Centennial Communications Corp. Class A (a)	2,958	26,326
Clearwire Corp. (d)	4,070	63,370
FiberTower Corp. (a)	4,690	10,693
ICO Global Communications Holdings Ltd. Class A (a)	3,967	15,630
IPCS, Inc.	422	14,601
Kratos Defense & Security Solutions, Inc. (a)	2,378	5,327
Leap Wireless International, Inc. (a)	1,904	66,088
Millicom International Cellular SA (a)	2,912	347,343
NII Holdings, Inc. (a)	5,046	278,337
Partner Communications Co. Ltd. ADR	234	4,827
Rural Cellular Corp. Class A (a)	571	25,158
SBA Communications Corp. Class A (a)	2,857	106,966
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Terrestar Corp. (a)	2,414	$ 17,502
USA Mobility, Inc.	1,004	13,243
		1,009,408
TOTAL TELECOMMUNICATION SERVICES		1,716,017
UTILITIES - 0.2%
Electric Utilities - 0.1%
Enernoc, Inc.	405	18,537
MGE Energy, Inc.	484	16,974
Otter Tail Corp.	897	30,058
		65,569
Gas Utilities - 0.0%
EnergySouth, Inc.	247	13,654
Independent Power Producers & Energy Traders - 0.0%
Ocean Power Technologies, Inc. (a)	429	6,225
Multi-Utilities - 0.0%
NorthWestern Energy Corp.	1,003	27,934
Water Utilities - 0.1%
Artesian Resources Corp. Class A	492	9,348
Cadiz, Inc. (a)(d)	408	8,103
Connecticut Water Service, Inc.	337	8,192
Consolidated Water Co., Inc.	526	16,032
Middlesex Water Co.	383	7,220
Pure Cycle Corp. (a)	1,147	9,405
Southwest Water Co.	1,179	14,124
		72,424
TOTAL UTILITIES		185,806
TOTAL COMMON STOCKS (Cost $121,863,931)		114,337,261
U.S. Treasury Obligations - 0.1%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 3.65% 12/27/07 (e) (Cost $149,608)	$ 150,000	149,640
Money Market Funds - 1.8%
	Shares	Value
Fidelity Cash Central Fund, 4.73% (b)	346,869	$ 346,869
Fidelity Securities Lending Cash Central Fund, 4.78% (b)(c)	1,711,011	1,711,011
TOTAL MONEY MARKET FUNDS (Cost $2,057,880)		2,057,880
TOTAL INVESTMENT PORTFOLIO - 101.4% (Cost $124,071,419)		116,544,781
NET OTHER ASSETS - (1.4)%		(1,562,714)
NET ASSETS - 100%		$ 114,982,067
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
15 NASDAQ 100 E-Mini Index Contracts	Dec. 2007	$ 628,350	$ 14,415

The face value of futures purchased as a percentage of net assets - 0.5%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $94,772.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 33,051
Fidelity Securities Lending Cash Central Fund	83,727
Total	$ 116,778

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	November 30, 2007
Assets
Investment in securities, at value (including securities loaned of $1,648,997) - See accompanying schedule: Unaffiliated issuers (cost $122,013,539)	$ 114,486,901
Fidelity Central Funds (cost $2,057,880)	2,057,880
Total Investments (cost $124,071,419)		$ 116,544,781
Cash		58,670
Receivable for investments sold		143,984
Dividends receivable		93,209
Distributions receivable from Fidelity Central Funds		7,952
Receivable from investment adviser for expense reductions		21,185
Total assets		116,869,781

Liabilities
Payable for investments purchased	$ 40,016
Accrued management fee	23,006
Distribution fees payable	27,004
Payable for daily variation on futures contracts	2,135
Other affiliated payables	3,729
Other payables and accrued expenses	80,813
Collateral on securities loaned, at value	1,711,011
Total liabilities		1,887,714

Net Assets		$ 114,982,067
Net Assets consist of:
Paid in capital		$ 122,209,979
Undistributed net investment income		145,798
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		138,513
Net unrealized appreciation (depreciation) on investments		(7,512,223)
Net Assets, for 1,100,000 shares outstanding		$ 114,982,067
Net Asset Value, offering price and redemption price per share ($114,982,067 ÷ 1,100,000 shares)		$ 104.53

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

	Year ended November 30, 2007
Investment Income
Dividends		$ 944,959
Interest		4,838
Income from Fidelity Central Funds (including $83,727 from security lending)		116,778
Total income		1,066,575

Expenses
Management fee	$ 319,456
Transfer agent and custody fees	132,844
Distribution fees	119,944
Licensing fees	79,962
Accounting and security lending fees	51,793
Independent trustees' compensation	473
Audit	97,092
Legal	2,631
Miscellaneous	7,646
Total expenses before reductions	811,841
Expense reductions	(414,658)	397,183
Net investment income (loss)		669,392
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	13,795,417
Foreign currency transactions	33
Futures contracts	(13,586)
Total net realized gain (loss)		13,781,864
Change in net unrealized appreciation (depreciation) on: Investment securities	(3,715,431)
Assets and liabilities in foreign currencies	215
Futures contracts	(15,872)
Total change in net unrealized appreciation (depreciation)		(3,731,088)
Net gain (loss)		10,050,776
Net increase (decrease) in net assets resulting from operations		$ 10,720,168

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended November 30, 2007	Year ended November 30, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 669,392	$ 618,697
Net realized gain (loss)	13,781,864	23,401,236
Change in net unrealized appreciation (depreciation)	(3,731,088)	(12,920,412)
Net increase (decrease) in net assets resulting from operations	10,720,168	11,099,521
Distributions to shareholders from net investment income	(627,000)	(506,000)
Distributions to shareholders from net realized gain	-	(700,000)
Total distributions	(627,000)	(1,206,000)
Share transactions Proceeds from sales of shares	195,705,519	180,241,895
Cost of shares redeemed	(263,070,715)	(141,451,412)
Net increase (decrease) in net assets resulting from share transactions	(67,365,196)	38,790,483
Total increase (decrease) in net assets	(57,272,028)	48,684,004

Net Assets
Beginning of period	172,254,095	123,570,091
End of period (including undistributed net investment income of $145,798 and undistributed net investment income of $207,232, respectively)	$ 114,982,067	$ 172,254,095
Other Information Shares
Sold	2,000,000	2,000,000
Redeemed	(2,700,000)	(1,600,000)
Net increase (decrease)	(700,000)	400,000

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended November 30,	2007	2006	2005	2004	2003 H
Selected Per-Share Data
Net asset value, beginning of period	$ 95.70	$ 88.26	$ 83.67	$ 78.44	$ 72.69
Income from Investment Operations
Net investment income (loss) D	.51	.47	.36	1.00 G	.06
Net realized and unrealized gain (loss)	8.73	7.87	5.40	4.43	5.69
Total from investment operations	9.24	8.34	5.76	5.43	5.75
Distributions from net investment income	(.41)	(.40)	(1.17)	(.20)	-
Distributions from net realized gain	-	(.50)	-	-	-
Total distributions	(.41)	(.90)	(1.17)	(.20)	-
Net asset value, end of period	$ 104.53	$ 95.70	$ 88.26	$ 83.67	$ 78.44
Total Return B,C	9.68%	9.54%	6.96%	6.94%	7.91%
Ratios to Average Net Assets E,I
Expenses before reductions	.61%	.61%	.59%	.56%	.51% A
Expenses net of fee waivers, if any	.30%	.30%	.30%	.30%	.30% A
Expenses net of all reductions	.30%	.30%	.30%	.30%	.30% A
Net investment income (loss)	.50%	.52%	.44%	1.26%	.43% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 114,982	$ 172,254	$ 123,570	$ 133,865	$ 180,423
Portfolio turnover rate F,J	9%	7%	9%	8%	10% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a special dividend which amounted to $.83 per share.

H For the period September 25, 2003 (commencement of operations) to November 30, 2003.

I Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

J Portfolio turnover rate excludes securities received and delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended November 30, 2007

1. Organization.

Fidelity Nasdaq Composite Index Tracking Stock (the Fund) is an exchange-traded fund of Fidelity Commonwealth Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of regular trading hours on the NASDAQ exchange, normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each

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Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NASDAQ that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends

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3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Realized gain or loss resulting from in-kind redemptions is not taxable to the Fund and is not distributed to shareholders of the Fund. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund will claim a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. Certain adjustments have been made to the accounts relating to prior periods. Collectively, these adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to short-term capital gains, futures transactions, foreign currency transactions, passive foreign investment companies (PFIC), redemptions in kind, partnerships, and losses deferred due to wash sales and excise tax regulations.

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Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 12,501,427
Unrealized depreciation	(19,985,333)
Net unrealized appreciation (depreciation)	(7,483,906)
Undistributed ordinary income	282,684
Cost for federal income tax purposes	$ 124,028,687

The tax character of distributions paid was as follows:

	November 30, 2007	November 30, 2006
Ordinary Income	$ 627,000	$ 506,000
Long-term Capital Gains	-	700,000
Total	$ 627,000	$ 1,206,000

New Accounting Pronouncements. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48), was issued and is effective on the last business day of the semiannual reporting period for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management has concluded that the adoption of FIN 48 will not result in a material impact on the Fund's net assets, results of operations and financial statement disclosures.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement

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4. Operating Policies - continued

Repurchase Agreements - continued

(including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Futures Contracts. The Fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Realized gains (losses) are recorded upon the expiration or closing of the futures contract. Securities deposited to meet margin requirements are identified in the Schedule of Investments. Futures contracts involve, to varying degrees, risk of loss in excess of any futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contract's terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, aggregated $12,949,792 and $12,268,369, respectively.

Securities received and delivered through in-kind subscriptions and redemptions aggregated $195,572,319 and $262,908,596, respectively. Realized gain (loss) of $13,630,891 on securities delivered through in-kind redemptions is included in the accompanying Statement of Operations as realized gain or loss on investment securities and is not taxable to the Fund.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .24% of the Fund's average net assets.

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Notes to Financial Statements - continued

6. Fees and Other Transactions with Affiliates - continued

Sub-Adviser. Geode Capital Management, LLC (Geode®), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by FMR for providing these services.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted a Distribution and Service Plan. The Fund pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution fee based on an annual percentage of the Fund's average net assets of up to .25%. In addition, FDC pays NASDAQ for marketing services provided to the Fund. For the period, the distribution fees were equivalent to an annualized rate of .09% of average net assets. The total amounts paid to and retained by FDC were $119,944 and $0, respectively.

Accounting and Security Lending Fees. FSC maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Licensing Fees. Under the terms of a license agreement, FMR pays NASDAQ an annual licensing fee for the use of the NASDAQ Composite Index. FMR has entered into a sub-license agreement with the Fund whereby the Fund pays FMR the amount of the license fee at the rate of up to .06% of the Fund's average net assets.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds.

Annual Report

8. Expense Reductions.

FMR contractually agreed to waive expenses of the Fund to the extent annual operating expenses exceeded .30% of average net assets. This waiver will remain in place through January 31, 2009. Some expenses, for example interest expense, are excluded from this waiver. During the period this waiver reduced the Fund's expenses by $412,768.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expense by $1,890.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

10. Share Transactions.

The Fund issues and redeems shares at Net Asset Value only with certain authorized participants in large increments known as Creation Units. Purchases of Creation Units are made by tendering a basket of designated stocks to the Fund and redemption proceeds are paid with a basket of securities from the Fund's portfolio. The Fund's shares are available in smaller increments to investors in the secondary market at market prices and may be subject to commissions. A transaction fee is charged by the shareholder servicing agent when authorized participants purchase or redeem Creation Units of the Fund. The fee is charged to cover the costs associated with the issuance and redemption of Creation Units. During the period, transaction fees totaled $80,000.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Commonwealth Trust and the Shareholders of Fidelity NASDAQ Composite Index Tracking Stock:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity NASDAQ Composite Index Tracking Stock (a fund of Fidelity Commonwealth Trust) at November 30, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity NASDAQ Composite Index Tracking Stock's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2007 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

January 23, 2008

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 373 funds advised by FMR or an affiliate. Mr. Curvey oversees 368 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-FIDELITY.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (77)

Year of Election or Appointment: 1974

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as President (2006-present), Chief Executive Officer, Chairman, and a Director of FMR LLC; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001-present) and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of Fidelity International Limited (FIL).

James C. Curvey (72)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) or Member of the Advisory Board (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006-present) and Director of FMR LLC. Mr. Curvey joined Fidelity in 1982 and served in numerous senior management positions, including President and Chief Operating Officer of FMR LLC (1997-2000) and President of Fidelity Strategic Investments (2000-2002). In addition, he serves as a member of the Board of Directors of Geerlings & Wade, Inc. (wine distribution).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR. FMR Corp. merged with FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (59)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003) and Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003). Mr. Dirks also serves as a Trustee and a member of the Finance Committee of Manhattan College (2005-present) and a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-present).

Albert R. Gamper, Jr. (65)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (1989-2002). He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2001-present), Chairman of the Board of Governors, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System.

George H. Heilmeier (71)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), and HRL Laboratories (private research and development, 2004-present). He is Chairman of the General Motors Science & Technology Advisory Board and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002), Compaq (1994-2002), Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing, 1995-2002), INET Technologies Inc. (telecommunications network surveillance, 2001-2004), and Teletech Holdings (customer management services). He is the recipient of the 2005 Kyoto Prize in Advanced Technology for his invention of the liquid crystal display, and a member of the Consumer Electronics Hall of Fame.

James H. Keyes (67)

Year of Election or Appointment: 2007

Prior to his retirement in 2003, Mr. Keyes was Chairman, President, and Chief Executive Officer of Johnson Controls, Inc. (automotive supplier, 1993-2003). He currently serves as a member of the boards of LSI Logic Corporation (semiconductor technologies), Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, 2002-present), and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions).

Marie L. Knowles (61)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare service, 2002-present). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (63)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees (2006-present). Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Sony Corporation (2006-present) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Board of Trustees of Fairfield University (2005-present), as well as a member of the Council on Foreign Relations.

Cornelia M. Small (63)

Year of Election or Appointment: 2005

Ms. Small is a member (2000-present) and Chairperson (2002-present) of the Investment Committee, and a member (2002-present) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990-1997) and Scudder Kemper Investments (1997-1999). In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (68)

Year of Election or Appointment: 2002

Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000; 2002-2003), CEO (1995-2000; 2002-2004), and Chairman of the Executive Committee (2000-2004). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate, 2002-present), Tyco International, Inc. (multinational manufacturing and services, 2007-present), and a member of the Advisory Board for Metalmark Capital (private equity investment firm, 2005-present). He is a special advisor to Clayton, Dubilier & Rice, Inc., a private equity investment firm. He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (68)

Year of Election or Appointment: 2005

Mr. Wolfe is Chairman and a Director of Hershey Foods Corporation (2007-present), where prior to his retirement in 2001, he was Chairman and Chief Executive Officer. Mr. Wolfe currently serves as a member of the board of Revlon Inc. (2004-present). Previously, Mr. Wolfe served as a member of the boards of Adelphia Communications Corporation (2003-2006) and Bausch & Lomb, Inc. (1993-2007).

Advisory Board Members and Executive Officers**:

Correspondence intended for Mr. Mauriello, Mr. Thomas, Mr. Wiley, Mr. Lacy, and Mr. Arthur Johnson may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Arthur E. Johnson (60)

Year of Election or Appointment: 2008

Member of the Advisory Board of Fidelity Commonwealth Trust. Mr. Johnson serves as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor). In addition, Mr. Johnson serves as a member of the Board of Directors of AGL Resources, Inc. (holding company, 2002-present), and IKON Office Solutions, Inc. (document management systems and services).

Alan J. Lacy (54)

Year of Election or Appointment: 2008

Member of the Advisory Board of Fidelity Commonwealth Trust. Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (a private equity firm). Mr. Lacy also served as Vice Chairman and Chief Executive Officer of Sears Holdings Corporation and Sears, Roebuck and Co. (retail, 2005-2006; 2000-2005). In addition, Mr. Lacy serves as a member of the Board of Directors of The Western Union Company (global money transfer, 2006-present). Mr. Lacy is a Trustee of the National Parks Conservation Association and The Field Museum of Natural History.

Peter S. Lynch (63)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Commonwealth Trust. Mr. Lynch is Vice Chairman and a Director of FMR, and Vice Chairman (2001-present) and a Director of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). In addition, he serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund.

Joseph Mauriello (63)

Year of Election or Appointment: 2007

Member of the Advisory Board of Fidelity Commonwealth Trust. Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services firm, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Capital Ltd., (global insurance and re-insurance company, 2006-present) and of Arcadia Resources Inc., (health care services and products, 2007-present). He also served as a Director of the Hamilton Funds of the Bank of New York (2006-2007).

David M. Thomas (58)

Year of Election or Appointment: 2007

Member of the Advisory Board of Fidelity Commonwealth Trust. Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions). In addition, Mr. Thomas serves as a member of the Board of Directors of Fortune Brands, Inc. (consumer products holding company), and Interpublic Group of Companies, Inc. (marketing communication, 2004-present).

Michael E. Wiley (57)

Year of Election or Appointment: 2007

Member of the Advisory Board of Fidelity Commonwealth Trust. Mr. Wiley also serves as a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-present). He serves as a Director of Tesoro Corporation (independent oil refiner and marketer, 2005-present), and a Director of Bill Barrett Corporation (exploration and production company, 2005-present). In addition, he also serves as a Director of Post Oak Bank (privately-held bank, 2004-present). Previously, Mr. Wiley served as a Sr. Energy Advisor of Katzenbach Partners, LLC (consulting firm, 2006-2007), and as an Advisory Director of Riverstone Holdings (private investment firm), and Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services company, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production company, 2001-2005).

Kimberley H. Monasterio (43)

Year of Election or Appointment: 2007

President and Treasurer of Fidelity Nasdaq Composite Index Tracking Stock. Ms. Monasterio also serves as President and Treasurer of other Fidelity funds (2007-present) and is an employee of FMR (2004-present). Previously, Ms. Monasterio served as Deputy Treasurer of the Fidelity funds (2004-2006). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000-2004) and Chief Financial Officer (2002-2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000-2004).

Walter C. Donovan (45)

Year of Election or Appointment: 2007

Vice President of Fidelity Nasdaq Composite Index Tracking Stock. Mr. Donovan also serves as Vice President of Fidelity's Equity Funds (2007-present). Mr. Donovan also serves as Executive Vice President of FMR (2005-present) and FMR Co., Inc. (2005-present). Previously, Mr. Donovan served as Vice President of Fidelity's High Income Funds (2005-2007), Fixed-Income Funds (2005-2006), certain Asset Allocation Funds (2005-2006), certain Balanced Funds (2005-2006), and as Vice President and Director of Fidelity's International Equity Trading group (1998-2005).

Eric D. Roiter (59)

Year of Election or Appointment: 2003

Secretary of Fidelity Nasdaq Composite Index Tracking Stock. He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001-present) and FMR; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001-present), Fidelity Research & Analysis Company (2001-present), and Fidelity Investments Money Management, Inc. (2001-present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003-present). Previously, Mr. Roiter served as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (1998-2005).

Scott C. Goebel (39)

Year of Election or Appointment: 2007

Assistant Secretary of Fidelity Nasdaq Composite Index Tracking Stock. Mr. Goebel also serves as Assistant Secretary of other Fidelity funds (2007-present), and is an employee of FMR.

R. Stephen Ganis (41)

Year of Election or Appointment: 2006

Anti-Money Laundering (AML) officer of Fidelity Nasdaq Composite Index Tracking Stock. Mr. Ganis also serves as AML officer of other Fidelity funds (2006-present) and FMR LLC (2003-present). Before joining Fidelity Investments, Mr. Ganis practiced law at Goodwin Procter, LLP (2000-2002).

Joseph B. Hollis (59)

Year of Election or Appointment: 2006

Chief Financial Officer of Fidelity Nasdaq Composite Index Tracking Stock. Mr. Hollis also serves as Chief Financial Officer of other Fidelity funds. Mr. Hollis is President of Fidelity Pricing and Cash Management Services (FPCMS) (2005-present). Mr. Hollis also serves as President and Director of Fidelity Service Company, Inc. (2006-present). Previously, Mr. Hollis served as Senior Vice President of Cash Management Services (1999-2002) and Investment Management Operations (2002-2005).

Kenneth A. Rathgeber (60)

Year of Election or Appointment: 2004

Chief Compliance Officer of Fidelity Nasdaq Composite Index Tracking Stock. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004-present) and Executive Vice President of Risk Oversight for Fidelity Investments (2002-present). He is Chief Compliance Officer of FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-present), Fidelity Research & Analysis Company (2005-present), Fidelity Investments Money Management, Inc. (2005-present), and Strategic Advisers, Inc. (2005-present). Previously, Mr. Rathgeber served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998-2002).

Bryan A. Mehrmann (46)

Year of Election or Appointment: 2005

Deputy Treasurer of Fidelity Nasdaq Composite Index Tracking Stock. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998-2004).

Kenneth B. Robins (38)

Year of Election or Appointment:2005

Deputy Treasurer of Fidelity Nasdaq Composite Index Tracking Stock. Mr. Robins also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004) and a Senior Manager (1999-2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000-2002).

Robert G. Byrnes (40)

Year of Election or Appointment: 2005

Assistant Treasurer of Fidelity Nasdaq Composite Index Tracking Stock. Mr. Byrnes also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Byrnes served as Vice President of FPCMS (2003-2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000-2003).

Peter L. Lydecker (53)

Year of Election or Appointment: 2004

Assistant Treasurer of Fidelity Nasdaq Composite Index Tracking Stock. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.

Paul M. Murphy (60)

Year of Election or Appointment: 2007

Assistant Treasurer of Fidelity Nasdaq Composite Index Tracking Stock. Mr. Murphy also serves as Assistant Treasurer of other Fidelity funds (2007-present) and is an employee of FMR (2007-present). Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity Funds (2005-2006), Vice President and Associate General Counsel of FMR (2007), and Senior Vice President of Fidelity Pricing and Cash Management Services Group (FPCMS) (1994-2007).

Gary W. Ryan (49)

Year of Election or Appointment: 2005

Assistant Treasurer of Fidelity Nasdaq Composite Index Tracking Stock. Mr. Ryan also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Ryan served as Vice President of Fund Reporting in FPCMS (1999-2005).

** FMR Corp. merged with FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Annual Report

Distributions

The Board of Trustees of NASDAQ Composite Index Tracking Stock voted to pay on December 28, 2007, to shareholders of record at the opening of business on
December 21, 2007, a distribution of $.11 per share derived from capital gains realized from sales of portfolio securities and a dividend of $.18 per share from net investment income.

The fund designates 100% of the dividends distributed during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

The fund designates 100% of the dividends distributed during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2008 of amounts for use in preparing 2007 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Nasdaq Composite Index Tracking Stock

Each year, typically in July, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly each month except August and takes into account throughout the year matters bearing on Advisory Contracts. The Board, acting directly and through its separate committees, considers at each of its meetings factors that are relevant to the annual renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has adopted a written charter outlining the structure and purposes of the committee. One such committee, the Equity Contract Committee, meets periodically as needed throughout the year to consider matters specifically related to the annual renewal of Advisory Contracts. The committee requests and receives information on, and makes recommendations to the Independent Trustees concerning, the approval and annual review of the Advisory Contracts.

At its July 2007 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the Advisory Contracts for the fund. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the management fee and total expenses of the fund; (iii) the total costs of the services to be provided by and the profits to be realized by the investment adviser and its affiliates from the relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders. The Board also approved amendments to the fund's agreements with foreign sub-advisers to clarify that each sub-adviser provides services as an independent contractor.

In determining whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. In addition to evaluating the specific factors noted above, the Board, in reaching its determination, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's portfolio managers and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering pricing and bookkeeping and securities lending services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally transfer agents, custodians, and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers. The Board also considered the agreement reached between the Independent Trustees and Fidelity in December 2006 following an independent review of matters relating to receipt of travel, entertainment, gifts and gratuities in violation of Fidelity policies.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. The Board noted that, since the last Advisory Contract renewals in July 2006, Fidelity has taken a number of actions that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure the investment research teams; (ii) contractually agreeing to reduce the management fee on Fidelity Advisor Floating Rate High Income Fund; (iii) contractually agreeing to reduce the management fees on Fidelity's California, Massachusetts, New Jersey, and New York AMT Tax-Free Money Market Funds, launching new Institutional Classes and Service Classes of these funds, and contractually agreeing to impose expense limitations on these funds; (iv) eliminating the exchange fee on the Fidelity Select Portfolios and reducing the pricing and bookkeeping fee rates for these funds; (v) reducing the maximum transfer agency fee rates on high income funds and certain equity funds; (vi) proposing amended management contracts that, if approved by shareholders, will add a performance adjustment component to the management fees paid by 18 Fidelity Advisor equity funds; (vii) contractually agreeing to reduce fees for Ultra-Short Central Fund and the money market Central Funds; (viii) waiving the Fidelity Advisor funds' contingent deferred sales charge on certain redemptions made through systematic withdrawal programs; and (ix) amending the management contracts for equity and fixed-income funds whose management contracts incorporate a "group fee" structure by adding four new fee "breakpoints" to the group fee rate schedules.

Annual Report

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance, as well as the fund's relative investment performance measured against a broad-based securities market index over multiple periods. The Board noted that FMR does not believe that a meaningful peer group exists against which to compare the fund's performance. Because the fund had been in existence less than five calendar years, the following charts considered by the Board show, over the one- and three-year periods ended December 31, 2006, the fund's cumulative total returns and the cumulative total returns of a broad-based securities market index ("benchmark").

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nasdaq Composite Index Tracking Stock

The Board stated that the relative investment performance of the fund was lower than its benchmark for all the periods shown, but considered that, unlike the benchmark, the fund has fees and transaction costs. The Board discussed with FMR actions to be taken by FMR to improve the fund's below-benchmark performance.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared. The Board also considered supplemental information about how the fund's management fee and total expenses ranked relative to groups based on Lipper classifications, which take into account a fund's market capitalization and style.

The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 40% means that 60% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Annual Report

Nasdaq Composite Index Tracking Stock

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2006.

Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of the fund's total expenses, the Board considered the fund's management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the fund's total expenses ranked above its competitive median for 2006. The Board also considered that, following discussions with the Board, FMR contractually agreed to waive a portion of its management fee until January 31, 2008, to the extent necessary to maintain the fund's total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, and extraordinary expenses) at 30 basis points.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the fund's total expenses were reasonable, although above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

Annual Report

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on several topics, including (i) fund performance trends and actions to be taken by FMR to improve certain funds' overall performance; (ii) Fidelity's portfolio manager compensation structure, including its effects on fund profitability and the extent to which portfolio manager compensation is linked to fund performance; (iii) Fidelity's fee structures; (iv) the funds' sub-advisory arrangements; and (v) accounts managed by Fidelity other than the Fidelity funds.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Annual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Geode Capital Management, LLC

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

JPMorgan Chase Bank
New York, NY

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank
New York, NY

The Fidelity Telephone Connection

1-800-FIDELITY

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

ETF-UANN-0108
1.795568.104

Item 2. Code of Ethics

As of the end of the period, November 30, 2007, Fidelity Commonwealth Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Marie L. Knowles is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Ms. Knowles is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

(a) Audit Fees.

For the fiscal years ended November 30, 2007 and November 30, 2006, the aggregate Audit Fees billed by PricewaterhouseCoopers LLP (PwC) for professional services rendered for the audits of the financial statements, or services that are normally provided in connection with statutory and regulatory filings or engagements for those fiscal years, for Fidelity Nasdaq Composite Index Tracking Stock (the fund) and for all funds in the Fidelity Group of Funds are shown in the table below.

Fund	2007A	2006A
Fidelity Nasdaq Composite Index Tracking Stock	$91,000	$67,000
All funds in the Fidelity Group of Funds audited by PwC	$14,400,000	$13,500,000
A	Aggregate amounts may reflect rounding.

For the fiscal years ended November 30, 2007 and November 30, 2006, the aggregate Audit Fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, "Deloitte Entities") for professional services rendered for the audits of the financial statements, or services that are normally provided in connection with statutory and regulatory filings or engagements for those fiscal years, for Fidelity Nasdaq Composite Index Fund and Fidelity 100 Index Fund (the funds) and for all funds in the Fidelity Group of Funds are shown in the table below.

Fund	2007A	2006A,B
Fidelity Nasdaq Composite Index Fund	$44,000	$39,000
Fidelity 100 Index Fund	$44,000	$0
All funds in the Fidelity Group of Funds audited by Deloitte Entities	$7,500,000	$6,500,000
A	Aggregate amounts may reflect rounding.
B

No Audit Fees were billed by Deloitte Entities for professional services rendered for the audit of the annual financial statements, or services that are normally provided in connection with the statutory and regulatory filings or engagements, to Fidelity 100 Index Fund as the fund did not commence operations until March 29, 2007.

(b) Audit-Related Fees.

In each of the fiscal years ended November 30, 2007 and November 30, 2006, the aggregate Audit-Related Fees billed by PwC for services rendered for assurance and related services to the fund that are reasonably related to the performance of the audit or review of the fund's financial statements, but not reported as Audit Fees, are shown in the table below.

Fund	2007A	2006 A
Fidelity Nasdaq Composite Index Tracking Stock	$0	$0
A	Aggregate amounts may reflect rounding.

In each of the fiscal years ended November 30, 2007 and November 30, 2006, the aggregate Audit-Related Fees billed by Deloitte Entities for services rendered for assurance and related services to each fund that are reasonably related to the performance of the audit or review of the fund's financial statements, but not reported as Audit Fees, are shown in the table below.

Fund	2007A	2006 A,B
Fidelity Nasdaq Composite Index Fund	$0	$0
Fidelity 100 Index Fund	$0	$0
A	Aggregate amounts may reflect rounding.
B

No Audit-Related Fees were billed by Deloitte Entities for services rendered for assurance and related services to the fund that are reasonably related to the performance of the audit or review of the fund's financial statements, but not reported as Audit Fees to Fidelity 100 Index Fund as the fund did not commence operations until March 29, 2007.

In each of the fiscal years ended November 30, 2007 and November 30, 2006, the aggregate Audit-Related Fees that were billed by PwC and Deloitte Entities that were required to be approved by the Audit Committee for services rendered on behalf of Fidelity Management & Research Company (FMR) and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the funds ("Fund Service Providers") for assurance and related services that relate directly to the operations and financial reporting of each fund that are reasonably related to the performance of the audit or review of the fund's financial statements, but not reported as Audit Fees, are shown in the table below.

Billed By	2007 A	2006A
PwC	$0	$0
Deloitte Entities	$0	$0
A	Aggregate amounts may reflect rounding.

Fees included in the audit-related category comprise assurance and related services (e.g., due diligence services) that are traditionally performed by the independent registered public accounting firm. These audit-related services include due diligence related to mergers and acquisitions, accounting consultations and audits in connection with acquisitions, internal control reviews, attest services that are not required by statute or regulation and consultation concerning financial accounting and reporting standards.

(c) Tax Fees.

In each of the fiscal years ended November 30, 2007 and November 30, 2006, the aggregate Tax Fees billed by PwC for professional services rendered for tax compliance, tax advice, and tax planning for the fund is shown in the table below.

Fund	2007A	2006A
Fidelity Nasdaq Composite Index Tracking Stock	$2,900	$2,700
A	Aggregate amounts may reflect rounding.

In each of the fiscal years ended November 30, 2007 and November 30, 2006, the aggregate Tax Fees billed by Deloitte Entities for professional services rendered for tax compliance, tax advice, and tax planning for each fund is shown in the table below.

Fund	2007A	2006A,B
Fidelity Nasdaq Composite Index Fund	$5,200	$4,200
Fidelity 100 Index Fund	$5,200	$0
A	Aggregate amounts may reflect rounding.
B

No Tax Fees were billed by Deloitte Entities for services rendered for tax compliance, tax advice, and tax planning for Fidelity 100 Index Fund as the fund did not commence operations until March 29, 2007.

In each of the fiscal years ended November 30, 2007 and November 30, 2006, the aggregate Tax Fees billed by PwC and Deloitte Entities that were required to be approved by the Audit Committee for professional services rendered on behalf of the Fund Service Providers for tax compliance, tax advice, and tax planning that relate directly to the operations and financial reporting of each fund is shown in the table below.

Billed By	2007A	2006A
PwC	$0	$0
Deloitte Entities	$0	$0
A	Aggregate amounts may reflect rounding.

Fees included in the Tax Fees category comprise all services performed by professional staff in the independent registered public accounting firm's tax division except those services related to the audit. Typically, this category would include fees for tax compliance, tax planning, and tax advice. Tax compliance, tax advice, and tax planning services include preparation of original and amended tax returns, claims for refund and tax payment-planning services, assistance with tax audits and appeals, tax advice related to mergers and acquisitions and requests for rulings or technical advice from taxing authorities.

(d) All Other Fees.

In each of the fiscal years ended November 30, 2007 and November 30, 2006, the aggregate Other Fees billed by PwC for all other non-audit services rendered to the fund is shown in the table below.

Fund	2007A	2006A
Fidelity Nasdaq Composite Index Tracking Stock	$800	$900
A	Aggregate amounts may reflect rounding.

In each of the fiscal years ended November 30, 2007 and November 30, 2006, the aggregate Other Fees billed by Deloitte Entities for all other non-audit services rendered to the funds is shown in the table below.

Fund	2007A	2006A,B
Fidelity Nasdaq Composite Index Fund	$0	$0
Fidelity 100 Index Fund	$0	$0
A	Aggregate amounts may reflect rounding.
B	No Other Fees were billed by Deloitte Entities for all other non-audit services rendered to Fidelity 100 Index Fund as the fund did not commence operations March 29, 2007.

In each of the fiscal years ended November 30, 2007 and November 30, 2006, the aggregate Other Fees billed by PwC and Deloitte Entities that were required to be approved by the Audit Committee for all other non-audit services rendered on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund is shown in the table below.

Billed By	2007A	2006A
PwC	$150,000	$145,000
Deloitte Entities	$180,000	$180,000
A	Aggregate amounts may reflect rounding.

Fees included in the All Other Fees category include services related to internal control reviews, strategy and other consulting, financial information systems design and implementation, consulting on other information systems, and other tax services unrelated to the fund.

(e) (1)	Audit Committee Pre-Approval Policies and Procedures:

The trust's Audit Committee must pre-approve all audit and non-audit services provided by the independent registered public accounting firm relating to the operations or financial reporting of the funds. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The trust's Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity Fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (Covered Service) are subject to approval by the Audit Committee before such service is provided. Non-audit services provided by a fund audit firm for a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund (Non-Covered Service) but that are expected to exceed $50,000 are also subject to pre-approval by the Audit Committee.

All Covered Services, as well as Non-Covered Services that are expected to exceed $50,000, must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee. Neither pre-approval nor advance notice of Non-Covered Service engagements for which fees are not expected to exceed $50,000 is required; such engagements are to be reported to the Audit Committee monthly.

(e) (2)	Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

Audit-Related Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended November 30, 2007 and November 30, 2006 on behalf of each fund.

There were no amounts that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended November 30, 2007 and November 30, 2006 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund.

Tax Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended November 30, 2007 and November 30, 2006 on behalf of each fund.

There were no amounts that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended November 30, 2007 and November 30, 2006 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund.

All Other Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended November 30, 2007 and November 30, 2006 on behalf of each fund.

There were no amounts that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended November 30, 2007 and November 30, 2006 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund.

(f) Not applicable.

(g) For the fiscal years ended November 30, 2007 and November 30, 2006, the aggregate fees billed by PwC of $1,465,000A and $1,290,000A,for non-audit services rendered on behalf of the funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and Fund Service Providers relating to Covered Services and Non-Covered Services are shown in the table below.

	2007A	2006A
Covered Services	$155,000	$150,000
Non-Covered Services	$1,310,000	$1,140,000
A	Aggregate amounts may reflect rounding.

For the fiscal years ended November 30, 2007 and November 30, 2006, the aggregate fees billed by Deloitte Entities of $435,000A and $875,000A for non-audit services rendered on behalf of the fund, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and Fund Service Providers relating to Covered Services and Non-Covered Services are shown in the table below.

	2007A	2006A
Covered Services	$190,000	$185,000
Non-Covered Services	$245,000	$690,000
A	Aggregate amounts may reflect rounding.

(h) The trust's Audit Committee has considered Non-Covered Services that were not pre-approved that were provided by PwC and Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of PwC and Deloitte Entities in their audit of the funds, taking into account representations from PwC and Deloitte Entities, in accordance with Independence Standards Board Standard No.1, regarding their independence from the funds and their related entities.

Item 5. Audit Committee of Listed Registrants

Fidelity Commonwealth Trust: Fidelity Nasdaq Composite Index Tracking Stock:

The Board of Trustees of Fidelity Commonwealth Trust: Fidelity Nasdaq Composite Index Tracking Stock has established a separately-designated standing audit committee in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934. As of November 30, 2007, the members of the audit committee were Marie L. Knowles, George H. Heilmeier, James H. Keyes, and Kenneth L. Wolfe.

Fidelity Commonwealth Trust: Fidelity Nasdaq Composite Index Fund:

Fidelity Commonwealth Trust: Fidelity 100 Index Fund:

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Commonwealth Trust

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	January 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	January 28, 2008
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	January 28, 2008